Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	$ 2,301,987,000
Initial Cost of Land	1,344,247,000
Initial Cost of Buildings & Improvements	15,892,655,000
Cost Capitalized Subsequent to Acquisition	600,293,000
Carrying Amount of Land	1,365,391,000
Carrying Amount of Buildings and Improvements	16,471,795,000
Accumulated Depreciation	1,555,055,000
Construction in Progress [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	162,984,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	162,984,000
Accumulated Depreciation	0
Eden, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390,000
Initial Cost of Buildings & Improvements	4,877,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390,000
Carrying Amount of Buildings and Improvements	4,877,000
Accumulated Depreciation	1,294,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Elizabeth City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	2,760,000
Cost Capitalized Subsequent to Acquisition	2,011,000
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	4,771,000
Accumulated Depreciation	1,592,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Elizabethton, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310,000
Initial Cost of Buildings & Improvements	4,604,000
Cost Capitalized Subsequent to Acquisition	336,000
Carrying Amount of Land	310,000
Carrying Amount of Buildings and Improvements	4,940,000
Accumulated Depreciation	1,658,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1980
Englishtown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690,000
Initial Cost of Buildings & Improvements	12,520,000
Cost Capitalized Subsequent to Acquisition	401,000
Carrying Amount of Land	722,000
Carrying Amount of Buildings and Improvements	12,890,000
Accumulated Depreciation	683,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Erin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440,000
Initial Cost of Buildings & Improvements	8,060,000
Cost Capitalized Subsequent to Acquisition	134,000
Carrying Amount of Land	440,000
Carrying Amount of Buildings and Improvements	8,194,000
Accumulated Depreciation	2,581,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1981
Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400,000
Initial Cost of Buildings & Improvements	5,476,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400,000
Carrying Amount of Buildings and Improvements	5,476,000
Accumulated Depreciation	2,037,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Fairfield, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460,000
Initial Cost of Buildings & Improvements	14,040,000
Cost Capitalized Subsequent to Acquisition	1,548,000
Carrying Amount of Land	1,460,000
Carrying Amount of Buildings and Improvements	15,588,000
Accumulated Depreciation	4,337,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Fall River, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620,000
Initial Cost of Buildings & Improvements	5,829,000
Cost Capitalized Subsequent to Acquisition	4,856,000
Carrying Amount of Land	620,000
Carrying Amount of Buildings and Improvements	10,685,000
Accumulated Depreciation	3,953,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1973
Fayetteville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410,000
Initial Cost of Buildings & Improvements	3,962,000
Cost Capitalized Subsequent to Acquisition	500,000
Carrying Amount of Land	410,000
Carrying Amount of Buildings and Improvements	4,462,000
Accumulated Depreciation	1,316,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1997
Findlay, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	1,800,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	1,800,000
Accumulated Depreciation	762,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Fishers, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500,000
Initial Cost of Buildings & Improvements	14,500,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500,000
Carrying Amount of Buildings and Improvements	14,500,000
Accumulated Depreciation	1,090,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Florence, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300,000
Initial Cost of Buildings & Improvements	2,978,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300,000
Carrying Amount of Buildings and Improvements	2,978,000
Accumulated Depreciation	893,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Forest City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320,000
Initial Cost of Buildings & Improvements	4,497,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	320,000
Carrying Amount of Buildings and Improvements	4,497,000
Accumulated Depreciation	1,205,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
Fredericksburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,000,000
Initial Cost of Buildings & Improvements	20,000,000
Cost Capitalized Subsequent to Acquisition	1,200,000
Carrying Amount of Land	1,000,000
Carrying Amount of Buildings and Improvements	21,200,000
Accumulated Depreciation	4,133,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1999
Gastonia, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470,000
Initial Cost of Buildings & Improvements	6,129,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470,000
Carrying Amount of Buildings and Improvements	6,129,000
Accumulated Depreciation	1,591,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Gastonia Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310,000
Initial Cost of Buildings & Improvements	3,096,000
Cost Capitalized Subsequent to Acquisition	22,000
Carrying Amount of Land	310,000
Carrying Amount of Buildings and Improvements	3,118,000
Accumulated Depreciation	866,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
Gastonia Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400,000
Initial Cost of Buildings & Improvements	5,029,000
Cost Capitalized Subsequent to Acquisition	120,000
Carrying Amount of Land	400,000
Carrying Amount of Buildings and Improvements	5,149,000
Accumulated Depreciation	1,346,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Georgetown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	2,100,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	2,100,000
Accumulated Depreciation	876,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Goshen, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210,000
Initial Cost of Buildings & Improvements	6,120,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210,000
Carrying Amount of Buildings and Improvements	6,120,000
Accumulated Depreciation	1,255,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Graceville, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150,000
Initial Cost of Buildings & Improvements	13,000,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150,000
Carrying Amount of Buildings and Improvements	13,000,000
Accumulated Depreciation	2,302,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Grand Ledge, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,178,000
Initial Cost of Land	1,150,000
Initial Cost of Buildings & Improvements	16,286,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150,000
Carrying Amount of Buildings and Improvements	16,286,000
Accumulated Depreciation	908,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Granger, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,670,000
Initial Cost of Buildings & Improvements	21,280,000
Cost Capitalized Subsequent to Acquisition	1,751,000
Carrying Amount of Land	1,670,000
Carrying Amount of Buildings and Improvements	23,031,000
Accumulated Depreciation	1,313,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400,000
Initial Cost of Buildings & Improvements	8,290,000
Cost Capitalized Subsequent to Acquisition	507,000
Carrying Amount of Land	400,000
Carrying Amount of Buildings and Improvements	8,797,000
Accumulated Depreciation	2,122,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1979
Greenfield, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	6,626,000
Cost Capitalized Subsequent to Acquisition	328,000
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	6,954,000
Accumulated Depreciation	994,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Greensboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330,000
Initial Cost of Buildings & Improvements	2,970,000
Cost Capitalized Subsequent to Acquisition	554,000
Carrying Amount of Land	330,000
Carrying Amount of Buildings and Improvements	3,524,000
Accumulated Depreciation	956,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Greensboro Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560,000
Initial Cost of Buildings & Improvements	5,507,000
Cost Capitalized Subsequent to Acquisition	1,013,000
Carrying Amount of Land	560,000
Carrying Amount of Buildings and Improvements	6,520,000
Accumulated Depreciation	1,755,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Greenville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290,000
Initial Cost of Buildings & Improvements	4,393,000
Cost Capitalized Subsequent to Acquisition	168,000
Carrying Amount of Land	290,000
Carrying Amount of Buildings and Improvements	4,561,000
Accumulated Depreciation	1,177,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Greenville Sc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310,000
Initial Cost of Buildings & Improvements	4,750,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310,000
Carrying Amount of Buildings and Improvements	4,750,000
Accumulated Depreciation	1,153,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Greenville Sc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,400,000
Initial Cost of Buildings & Improvements	100,523,000
Cost Capitalized Subsequent to Acquisition	1,997,000
Carrying Amount of Land	5,400,000
Carrying Amount of Buildings and Improvements	102,520,000
Accumulated Depreciation	8,077,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2009
Greenwood, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550,000
Initial Cost of Buildings & Improvements	22,770,000
Cost Capitalized Subsequent to Acquisition	81,000
Carrying Amount of Land	1,550,000
Carrying Amount of Buildings and Improvements	22,851,000
Accumulated Depreciation	1,344,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Hamilton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440,000
Initial Cost of Buildings & Improvements	4,469,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440,000
Carrying Amount of Buildings and Improvements	4,469,000
Accumulated Depreciation	1,330,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1998
Hanover, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210,000
Initial Cost of Buildings & Improvements	4,430,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210,000
Carrying Amount of Buildings and Improvements	4,430,000
Accumulated Depreciation	1,108,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 2000
Harleysville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960,000
Initial Cost of Buildings & Improvements	11,355,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960,000
Carrying Amount of Buildings and Improvements	11,355,000
Accumulated Depreciation	1,089,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Harriman, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590,000
Initial Cost of Buildings & Improvements	8,060,000
Cost Capitalized Subsequent to Acquisition	158,000
Carrying Amount of Land	590,000
Carrying Amount of Buildings and Improvements	8,218,000
Accumulated Depreciation	2,757,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1972
Hattiesburg, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450,000
Initial Cost of Buildings & Improvements	15,518,000
Cost Capitalized Subsequent to Acquisition	35,000
Carrying Amount of Land	450,000
Carrying Amount of Buildings and Improvements	15,553,000
Accumulated Depreciation	818,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Haverford, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880,000
Initial Cost of Buildings & Improvements	33,993,000
Cost Capitalized Subsequent to Acquisition	387,000
Carrying Amount of Land	1,882,000
Carrying Amount of Buildings and Improvements	34,378,000
Accumulated Depreciation	1,750,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Hemet, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870,000
Initial Cost of Buildings & Improvements	3,405,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870,000
Carrying Amount of Buildings and Improvements	3,405,000
Accumulated Depreciation	499,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Hickory, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290,000
Initial Cost of Buildings & Improvements	987,000
Cost Capitalized Subsequent to Acquisition	232,000
Carrying Amount of Land	290,000
Carrying Amount of Buildings and Improvements	1,219,000
Accumulated Depreciation	443,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
High Point, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560,000
Initial Cost of Buildings & Improvements	4,443,000
Cost Capitalized Subsequent to Acquisition	793,000
Carrying Amount of Land	560,000
Carrying Amount of Buildings and Improvements	5,236,000
Accumulated Depreciation	1,393,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
High Point Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370,000
Initial Cost of Buildings & Improvements	2,185,000
Cost Capitalized Subsequent to Acquisition	410,000
Carrying Amount of Land	370,000
Carrying Amount of Buildings and Improvements	2,595,000
Accumulated Depreciation	739,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
High Point Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330,000
Initial Cost of Buildings & Improvements	3,395,000
Cost Capitalized Subsequent to Acquisition	28,000
Carrying Amount of Land	330,000
Carrying Amount of Buildings and Improvements	3,423,000
Accumulated Depreciation	918,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1994
High Point Nc Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430,000
Initial Cost of Buildings & Improvements	4,143,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430,000
Carrying Amount of Buildings and Improvements	4,143,000
Accumulated Depreciation	1,101,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Englewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930,000
Initial Cost of Buildings & Improvements	4,514,000
Cost Capitalized Subsequent to Acquisition	17,000
Carrying Amount of Land	930,000
Carrying Amount of Buildings and Improvements	4,531,000
Accumulated Depreciation	242,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Fair Lawn, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,420,000
Initial Cost of Buildings & Improvements	24,504,000
Cost Capitalized Subsequent to Acquisition	159,000
Carrying Amount of Land	2,420,000
Carrying Amount of Buildings and Improvements	24,663,000
Accumulated Depreciation	1,190,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Fanwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850,000
Initial Cost of Buildings & Improvements	55,175,000
Cost Capitalized Subsequent to Acquisition	121,000
Carrying Amount of Land	2,850,000
Carrying Amount of Buildings and Improvements	55,296,000
Accumulated Depreciation	1,904,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1982
Flourtown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800,000
Initial Cost of Buildings & Improvements	14,830,000
Cost Capitalized Subsequent to Acquisition	108,000
Carrying Amount of Land	1,800,000
Carrying Amount of Buildings and Improvements	14,938,000
Accumulated Depreciation	737,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1908
Follansbee, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	640,000
Initial Cost of Buildings & Improvements	27,670,000
Cost Capitalized Subsequent to Acquisition	44,000
Carrying Amount of Land	640,000
Carrying Amount of Buildings and Improvements	27,714,000
Accumulated Depreciation	1,305,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1982
Fort Ashby, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330,000
Initial Cost of Buildings & Improvements	19,566,000
Cost Capitalized Subsequent to Acquisition	123,000
Carrying Amount of Land	330,000
Carrying Amount of Buildings and Improvements	19,689,000
Accumulated Depreciation	906,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Franconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360,000
Initial Cost of Buildings & Improvements	11,320,000
Cost Capitalized Subsequent to Acquisition	69,000
Carrying Amount of Land	360,000
Carrying Amount of Buildings and Improvements	11,390,000
Accumulated Depreciation	549,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Franklin, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430,000
Initial Cost of Buildings & Improvements	15,210,000
Cost Capitalized Subsequent to Acquisition	46,000
Carrying Amount of Land	430,000
Carrying Amount of Buildings and Improvements	15,255,000
Accumulated Depreciation	729,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Gardner, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480,000
Initial Cost of Buildings & Improvements	10,210,000
Cost Capitalized Subsequent to Acquisition	27,000
Carrying Amount of Land	480,000
Carrying Amount of Buildings and Improvements	10,237,000
Accumulated Depreciation	517,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1902
Gettysburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590,000
Initial Cost of Buildings & Improvements	8,913,000
Cost Capitalized Subsequent to Acquisition	26,000
Carrying Amount of Land	590,000
Carrying Amount of Buildings and Improvements	8,938,000
Accumulated Depreciation	475,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Glastonbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,950,000
Initial Cost of Buildings & Improvements	9,532,000
Cost Capitalized Subsequent to Acquisition	595,000
Carrying Amount of Land	2,360,000
Carrying Amount of Buildings and Improvements	9,717,000
Accumulated Depreciation	513,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Glen Mills, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690,000
Initial Cost of Buildings & Improvements	9,110,000
Cost Capitalized Subsequent to Acquisition	165,000
Carrying Amount of Land	690,000
Carrying Amount of Buildings and Improvements	9,275,000
Accumulated Depreciation	467,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Glenside, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,940,000
Initial Cost of Buildings & Improvements	16,867,000
Cost Capitalized Subsequent to Acquisition	24,000
Carrying Amount of Land	1,940,000
Carrying Amount of Buildings and Improvements	16,891,000
Accumulated Depreciation	832,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Grafton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280,000
Initial Cost of Buildings & Improvements	18,824,000
Cost Capitalized Subsequent to Acquisition	37,000
Carrying Amount of Land	280,000
Carrying Amount of Buildings and Improvements	18,861,000
Accumulated Depreciation	875,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Granbury, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,040,000
Initial Cost of Buildings & Improvements	30,670,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,040,000
Carrying Amount of Buildings and Improvements	30,670,000
Accumulated Depreciation	1,365,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Groton, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,430,000
Initial Cost of Buildings & Improvements	19,941,000
Cost Capitalized Subsequent to Acquisition	739,000
Carrying Amount of Land	2,430,000
Carrying Amount of Buildings and Improvements	20,680,000
Accumulated Depreciation	1,053,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Haddonfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520,000
Initial Cost of Buildings & Improvements	2,320,000
Cost Capitalized Subsequent to Acquisition	160,000
Carrying Amount of Land	520,000
Carrying Amount of Buildings and Improvements	2,480,000
Accumulated Depreciation	1,668,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1953
Hamburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840,000
Initial Cost of Buildings & Improvements	10,543,000
Cost Capitalized Subsequent to Acquisition	142,000
Carrying Amount of Land	840,000
Carrying Amount of Buildings and Improvements	10,685,000
Accumulated Depreciation	584,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Hatboro, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	28,112,000
Cost Capitalized Subsequent to Acquisition	890,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	29,002,000
Accumulated Depreciation	1,329,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Hermitage, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500,000
Initial Cost of Buildings & Improvements	9,856,000
Cost Capitalized Subsequent to Acquisition	8,000
Carrying Amount of Land	1,500,000
Carrying Amount of Buildings and Improvements	9,863,000
Accumulated Depreciation	409,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Fall River, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920,000
Initial Cost of Buildings & Improvements	34,715,000
Cost Capitalized Subsequent to Acquisition	208,000
Carrying Amount of Land	920,000
Carrying Amount of Buildings and Improvements	34,923,000
Accumulated Depreciation	1,655,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Fredericksburg, VA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590,000
Initial Cost of Buildings & Improvements	28,611,000
Cost Capitalized Subsequent to Acquisition	35,000
Carrying Amount of Land	590,000
Carrying Amount of Buildings and Improvements	28,646,000
Accumulated Depreciation	1,339,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Borehamwood, England BHD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,074,000
Initial Cost of Buildings & Improvements	41,060,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,074,000
Carrying Amount of Buildings and Improvements	41,060,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2003
Assets Held-for-sale [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	42,210,000
Initial Cost of Buildings & Improvements	262,386,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	245,213,000
Accumulated Depreciation	0
Assets Held-for-sale [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240,000
Initial Cost of Buildings & Improvements	3,859,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,449,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1982
Assets Held-for-sale [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,350,000
Initial Cost of Buildings & Improvements	9,320,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,539,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Assets Held-for-sale [Member] | Fairhaven, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	770,000
Initial Cost of Buildings & Improvements	6,230,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	5,552,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470,000
Initial Cost of Buildings & Improvements	4,530,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,370,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Assets Held-for-sale [Member] | Hopedale, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130,000
Initial Cost of Buildings & Improvements	8,170,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,581,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Malabar, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,000,000
Initial Cost of Buildings & Improvements	12,000,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,425,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Assets Held-for-sale [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470,000
Initial Cost of Buildings & Improvements	5,673,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,625,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1979
Assets Held-for-sale [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,000,000
Initial Cost of Buildings & Improvements	69,000,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	72,694,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Assets Held-for-sale [Member] | Melbourne Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400,000
Initial Cost of Buildings & Improvements	24,400,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	72,694,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Assets Held-for-sale [Member] | Melbourne Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	9,400,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,550,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Assets Held-for-sale [Member] | New Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160,000
Initial Cost of Buildings & Improvements	4,778,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,520,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1958
Assets Held-for-sale [Member] | Newburyport, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960,000
Initial Cost of Buildings & Improvements	8,290,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,784,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Norwalk, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410,000
Initial Cost of Buildings & Improvements	2,640,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,764,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1971
Assets Held-for-sale [Member] | Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510,000
Initial Cost of Buildings & Improvements	10,694,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,079,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1979
Assets Held-for-sale [Member] | Prospect, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820,000
Initial Cost of Buildings & Improvements	1,441,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,022,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1970
Assets Held-for-sale [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,690,000
Initial Cost of Buildings & Improvements	15,410,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,852,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1999
Assets Held-for-sale [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460,000
Initial Cost of Buildings & Improvements	7,040,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,205,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Assets Held-for-sale [Member] | Torrington, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360,000
Initial Cost of Buildings & Improvements	1,261,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,091,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1966
Assets Held-for-sale [Member] | Viera, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,600,000
Initial Cost of Buildings & Improvements	10,600,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,692,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Assets Held-for-sale [Member] | W. Hartford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,650,000
Initial Cost of Buildings & Improvements	5,980,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	7,144,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1905
Assets Held-for-sale [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370,000
Initial Cost of Buildings & Improvements	2,166,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	518,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1972
Assets Held-for-sale [Member] | Waterford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360,000
Initial Cost of Buildings & Improvements	12,540,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	10,141,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Assets Held-for-sale [Member] | West Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580,000
Initial Cost of Buildings & Improvements	1,620,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	476,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1971
Assets Held-for-sale [Member] | Lakeway, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,484,000
Initial Cost of Buildings & Improvements	24,886,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	23,716,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2011
Assets Held-for-sale [Member] | Melbourne, FL MEL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	367,000
Initial Cost of Buildings & Improvements	458,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	793,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	218,741,000
Initial Cost of Land	623,120,000
Initial Cost of Buildings & Improvements	7,462,660,000
Cost Capitalized Subsequent to Acquisition	341,850,000
Carrying Amount of Land	625,388,000
Carrying Amount of Buildings and Improvements	7,802,238,000
Accumulated Depreciation	707,213,000
Seniors Housing Triple-net [Member] | Aboite Twp, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770,000
Initial Cost of Buildings & Improvements	19,930,000
Cost Capitalized Subsequent to Acquisition	1,601,000
Carrying Amount of Land	1,770,000
Carrying Amount of Buildings and Improvements	21,531,000
Accumulated Depreciation	1,222,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880,000
Initial Cost of Buildings & Improvements	16,112,000
Cost Capitalized Subsequent to Acquisition	2,134,000
Carrying Amount of Land	880,000
Carrying Amount of Buildings and Improvements	18,246,000
Accumulated Depreciation	5,213,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290,000
Initial Cost of Buildings & Improvements	8,219,000
Cost Capitalized Subsequent to Acquisition	491,000
Carrying Amount of Land	290,000
Carrying Amount of Buildings and Improvements	8,710,000
Accumulated Depreciation	1,821,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1961
Seniors Housing Triple-net [Member] | Akron Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630,000
Initial Cost of Buildings & Improvements	7,535,000
Cost Capitalized Subsequent to Acquisition	229,000
Carrying Amount of Land	630,000
Carrying Amount of Buildings and Improvements	7,764,000
Accumulated Depreciation	1,414,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1915
Seniors Housing Triple-net [Member] | Alliance, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270,000
Initial Cost of Buildings & Improvements	7,723,000
Cost Capitalized Subsequent to Acquisition	107,000
Carrying Amount of Land	270,000
Carrying Amount of Buildings and Improvements	7,830,000
Accumulated Depreciation	1,539,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Amelia Island, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290,000
Initial Cost of Buildings & Improvements	24,310,000
Cost Capitalized Subsequent to Acquisition	20,122,000
Carrying Amount of Land	3,288,000
Carrying Amount of Buildings and Improvements	44,434,000
Accumulated Depreciation	6,432,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Ames, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330,000
Initial Cost of Buildings & Improvements	8,870,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330,000
Carrying Amount of Buildings and Improvements	8,870,000
Accumulated Depreciation	639,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Anderson, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710,000
Initial Cost of Buildings & Improvements	6,290,000
Cost Capitalized Subsequent to Acquisition	419,000
Carrying Amount of Land	710,000
Carrying Amount of Buildings and Improvements	6,709,000
Accumulated Depreciation	1,955,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Asheboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290,000
Initial Cost of Buildings & Improvements	5,032,000
Cost Capitalized Subsequent to Acquisition	165,000
Carrying Amount of Land	290,000
Carrying Amount of Buildings and Improvements	5,197,000
Accumulated Depreciation	1,340,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Asheville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204,000
Initial Cost of Buildings & Improvements	3,489,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204,000
Carrying Amount of Buildings and Improvements	3,489,000
Accumulated Depreciation	1,375,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Asheville Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280,000
Initial Cost of Buildings & Improvements	1,955,000
Cost Capitalized Subsequent to Acquisition	351,000
Carrying Amount of Land	280,000
Carrying Amount of Buildings and Improvements	2,306,000
Accumulated Depreciation	669,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Aurora, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600,000
Initial Cost of Buildings & Improvements	5,906,000
Cost Capitalized Subsequent to Acquisition	7,915,000
Carrying Amount of Land	2,600,000
Carrying Amount of Buildings and Improvements	13,821,000
Accumulated Depreciation	2,915,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Aurora Co One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,440,000
Initial Cost of Buildings & Improvements	28,172,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,440,000
Carrying Amount of Buildings and Improvements	28,172,000
Accumulated Depreciation	4,425,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,934,000
Initial Cost of Land	730,000
Initial Cost of Buildings & Improvements	18,970,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730,000
Carrying Amount of Buildings and Improvements	18,970,000
Accumulated Depreciation	2,931,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Avon, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830,000
Initial Cost of Buildings & Improvements	14,470,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830,000
Carrying Amount of Buildings and Improvements	14,470,000
Accumulated Depreciation	1,089,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Baltic, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50,000
Initial Cost of Buildings & Improvements	8,709,000
Cost Capitalized Subsequent to Acquisition	189,000
Carrying Amount of Land	50,000
Carrying Amount of Buildings and Improvements	8,898,000
Accumulated Depreciation	1,716,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Bartlesville, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100,000
Initial Cost of Buildings & Improvements	1,380,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100,000
Carrying Amount of Buildings and Improvements	1,380,000
Accumulated Depreciation	634,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Baytown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,317,000
Initial Cost of Land	450,000
Initial Cost of Buildings & Improvements	6,150,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450,000
Carrying Amount of Buildings and Improvements	6,150,000
Accumulated Depreciation	1,883,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Baytown Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540,000
Initial Cost of Buildings & Improvements	11,110,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540,000
Carrying Amount of Buildings and Improvements	11,110,000
Accumulated Depreciation	1,009,000
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Beachwood, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260,000
Initial Cost of Buildings & Improvements	23,478,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260,000
Carrying Amount of Buildings and Improvements	23,478,000
Accumulated Depreciation	7,182,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Beattyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100,000
Initial Cost of Buildings & Improvements	6,900,000
Cost Capitalized Subsequent to Acquisition	660,000
Carrying Amount of Land	100,000
Carrying Amount of Buildings and Improvements	7,560,000
Accumulated Depreciation	1,489,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Bellevue, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740,000
Initial Cost of Buildings & Improvements	18,260,000
Cost Capitalized Subsequent to Acquisition	571,000
Carrying Amount of Land	1,740,000
Carrying Amount of Buildings and Improvements	18,831,000
Accumulated Depreciation	3,207,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Bethel Park, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700,000
Initial Cost of Buildings & Improvements	16,007,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700,000
Carrying Amount of Buildings and Improvements	16,007,000
Accumulated Depreciation	1,650,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Boonville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190,000
Initial Cost of Buildings & Improvements	5,510,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190,000
Carrying Amount of Buildings and Improvements	5,510,000
Accumulated Depreciation	1,654,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Bradenton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	252,000
Initial Cost of Buildings & Improvements	3,298,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	252,000
Carrying Amount of Buildings and Improvements	3,298,000
Accumulated Depreciation	1,531,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Braintree, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170,000
Initial Cost of Buildings & Improvements	7,157,000
Cost Capitalized Subsequent to Acquisition	1,290,000
Carrying Amount of Land	170,000
Carrying Amount of Buildings and Improvements	8,447,000
Accumulated Depreciation	7,669,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Brandon, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,220,000
Initial Cost of Buildings & Improvements	10,241,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,220,000
Carrying Amount of Buildings and Improvements	10,241,000
Accumulated Depreciation	608,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bremerton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390,000
Initial Cost of Buildings & Improvements	2,210,000
Cost Capitalized Subsequent to Acquisition	144,000
Carrying Amount of Land	390,000
Carrying Amount of Buildings and Improvements	2,354,000
Accumulated Depreciation	364,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bremerton Wa One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830,000
Initial Cost of Buildings & Improvements	10,420,000
Cost Capitalized Subsequent to Acquisition	150,000
Carrying Amount of Land	830,000
Carrying Amount of Buildings and Improvements	10,570,000
Accumulated Depreciation	649,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Brick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290,000
Initial Cost of Buildings & Improvements	25,247,000
Cost Capitalized Subsequent to Acquisition	102,000
Carrying Amount of Land	1,290,000
Carrying Amount of Buildings and Improvements	25,349,000
Accumulated Depreciation	904,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Brick Nj One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170,000
Initial Cost of Buildings & Improvements	17,372,000
Cost Capitalized Subsequent to Acquisition	223,000
Carrying Amount of Land	1,179,000
Carrying Amount of Buildings and Improvements	17,586,000
Accumulated Depreciation	910,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Bridgewater, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850,000
Initial Cost of Buildings & Improvements	3,050,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850,000
Carrying Amount of Buildings and Improvements	3,050,000
Accumulated Depreciation	997,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Bridgewater Nj One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730,000
Initial Cost of Buildings & Improvements	48,201,000
Cost Capitalized Subsequent to Acquisition	260,000
Carrying Amount of Land	1,739,000
Carrying Amount of Buildings and Improvements	48,452,000
Accumulated Depreciation	2,479,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Broadview Height Oh [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920,000
Initial Cost of Buildings & Improvements	12,400,000
Cost Capitalized Subsequent to Acquisition	2,393,000
Carrying Amount of Land	920,000
Carrying Amount of Buildings and Improvements	14,793,000
Accumulated Depreciation	3,945,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Burlington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280,000
Initial Cost of Buildings & Improvements	4,297,000
Cost Capitalized Subsequent to Acquisition	707,000
Carrying Amount of Land	280,000
Carrying Amount of Buildings and Improvements	5,004,000
Accumulated Depreciation	1,270,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Burlington Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460,000
Initial Cost of Buildings & Improvements	5,467,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	460,000
Carrying Amount of Buildings and Improvements	5,467,000
Accumulated Depreciation	1,428,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Byrdstown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,414,000
Cost Capitalized Subsequent to Acquisition	269,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,683,000
Accumulated Depreciation	1,414,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Canton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820,000
Initial Cost of Buildings & Improvements	8,201,000
Cost Capitalized Subsequent to Acquisition	263,000
Carrying Amount of Land	820,000
Carrying Amount of Buildings and Improvements	8,464,000
Accumulated Depreciation	3,125,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Canton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300,000
Initial Cost of Buildings & Improvements	2,098,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300,000
Carrying Amount of Buildings and Improvements	2,098,000
Accumulated Depreciation	819,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Cape Coral, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530,000
Initial Cost of Buildings & Improvements	3,281,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530,000
Carrying Amount of Buildings and Improvements	3,281,000
Accumulated Depreciation	989,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Carmel, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,370,000
Initial Cost of Buildings & Improvements	57,175,000
Cost Capitalized Subsequent to Acquisition	421,000
Carrying Amount of Land	2,370,000
Carrying Amount of Buildings and Improvements	57,596,000
Accumulated Depreciation	6,749,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Cary, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500,000
Initial Cost of Buildings & Improvements	4,350,000
Cost Capitalized Subsequent to Acquisition	986,000
Carrying Amount of Land	1,500,000
Carrying Amount of Buildings and Improvements	5,336,000
Accumulated Depreciation	1,926,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Chapel Hill, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	354,000
Initial Cost of Buildings & Improvements	2,646,000
Cost Capitalized Subsequent to Acquisition	783,000
Carrying Amount of Land	354,000
Carrying Amount of Buildings and Improvements	3,429,000
Accumulated Depreciation	993,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040,000
Initial Cost of Buildings & Improvements	10,951,000
Cost Capitalized Subsequent to Acquisition	1,499,000
Carrying Amount of Land	1,040,000
Carrying Amount of Buildings and Improvements	12,450,000
Accumulated Depreciation	2,734,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Chickasha, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	85,000
Initial Cost of Buildings & Improvements	1,395,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	85,000
Carrying Amount of Buildings and Improvements	1,395,000
Accumulated Depreciation	635,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	155,000
Initial Cost of Buildings & Improvements	1,427,000
Cost Capitalized Subsequent to Acquisition	1,000
Carrying Amount of Land	155,000
Carrying Amount of Buildings and Improvements	1,428,000
Accumulated Depreciation	630,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Clarksville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330,000
Initial Cost of Buildings & Improvements	2,292,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330,000
Carrying Amount of Buildings and Improvements	2,292,000
Accumulated Depreciation	887,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Cleburne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520,000
Initial Cost of Buildings & Improvements	5,369,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520,000
Carrying Amount of Buildings and Improvements	5,369,000
Accumulated Depreciation	799,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Cleveland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350,000
Initial Cost of Buildings & Improvements	5,000,000
Cost Capitalized Subsequent to Acquisition	122,000
Carrying Amount of Land	350,000
Carrying Amount of Buildings and Improvements	5,122,000
Accumulated Depreciation	1,684,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Colts Neck, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780,000
Initial Cost of Buildings & Improvements	14,733,000
Cost Capitalized Subsequent to Acquisition	347,000
Carrying Amount of Land	920,000
Carrying Amount of Buildings and Improvements	14,940,000
Accumulated Depreciation	795,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Columbia, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	341,000
Initial Cost of Buildings & Improvements	2,295,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	341,000
Carrying Amount of Buildings and Improvements	2,295,000
Accumulated Depreciation	899,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Columbia Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590,000
Initial Cost of Buildings & Improvements	3,787,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590,000
Carrying Amount of Buildings and Improvements	3,787,000
Accumulated Depreciation	1,303,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Columbia, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120,000
Initial Cost of Buildings & Improvements	4,860,000
Cost Capitalized Subsequent to Acquisition	5,709,000
Carrying Amount of Land	2,120,000
Carrying Amount of Buildings and Improvements	10,569,000
Accumulated Depreciation	2,527,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Columbus, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610,000
Initial Cost of Buildings & Improvements	3,190,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610,000
Carrying Amount of Buildings and Improvements	3,190,000
Accumulated Depreciation	235,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Columbus In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530,000
Initial Cost of Buildings & Improvements	6,710,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530,000
Carrying Amount of Buildings and Improvements	6,710,000
Accumulated Depreciation	1,863,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Columbus, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530,000
Initial Cost of Buildings & Improvements	5,170,000
Cost Capitalized Subsequent to Acquisition	8,255,000
Carrying Amount of Land	1,070,000
Carrying Amount of Buildings and Improvements	12,885,000
Accumulated Depreciation	2,533,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Columbus Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010,000
Initial Cost of Buildings & Improvements	5,022,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010,000
Carrying Amount of Buildings and Improvements	5,022,000
Accumulated Depreciation	1,084,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Columbus Oh Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010,000
Initial Cost of Buildings & Improvements	4,931,000
Cost Capitalized Subsequent to Acquisition	13,620,000
Carrying Amount of Land	1,860,000
Carrying Amount of Buildings and Improvements	17,701,000
Accumulated Depreciation	3,412,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Concord, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550,000
Initial Cost of Buildings & Improvements	3,921,000
Cost Capitalized Subsequent to Acquisition	55,000
Carrying Amount of Land	550,000
Carrying Amount of Buildings and Improvements	3,976,000
Accumulated Depreciation	1,151,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Conroe, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980,000
Initial Cost of Buildings & Improvements	7,771,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980,000
Carrying Amount of Buildings and Improvements	7,771,000
Accumulated Depreciation	592,000
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Corpus Christi Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400,000
Initial Cost of Buildings & Improvements	1,916,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400,000
Carrying Amount of Buildings and Improvements	1,916,000
Accumulated Depreciation	604,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Danville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410,000
Initial Cost of Buildings & Improvements	3,954,000
Cost Capitalized Subsequent to Acquisition	722,000
Carrying Amount of Land	410,000
Carrying Amount of Buildings and Improvements	4,676,000
Accumulated Depreciation	1,238,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Dedham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360,000
Initial Cost of Buildings & Improvements	9,830,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360,000
Carrying Amount of Buildings and Improvements	9,830,000
Accumulated Depreciation	3,168,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | De Forest Wi [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250,000
Initial Cost of Buildings & Improvements	5,350,000
Cost Capitalized Subsequent to Acquisition	354,000
Carrying Amount of Land	250,000
Carrying Amount of Buildings and Improvements	5,704,000
Accumulated Depreciation	840,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Defuniak Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350,000
Initial Cost of Buildings & Improvements	10,250,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350,000
Carrying Amount of Buildings and Improvements	10,250,000
Accumulated Depreciation	1,867,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760,000
Initial Cost of Buildings & Improvements	8,305,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760,000
Carrying Amount of Buildings and Improvements	8,305,000
Accumulated Depreciation	272,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Denver, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,530,000
Initial Cost of Buildings & Improvements	9,514,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,530,000
Carrying Amount of Buildings and Improvements	9,514,000
Accumulated Depreciation	1,965,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Denver Co One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,650,000
Initial Cost of Buildings & Improvements	14,906,000
Cost Capitalized Subsequent to Acquisition	1,605,000
Carrying Amount of Land	3,650,000
Carrying Amount of Buildings and Improvements	16,511,000
Accumulated Depreciation	2,565,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Denver Co Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,076,000
Initial Cost of Buildings & Improvements	13,594,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,076,000
Carrying Amount of Buildings and Improvements	13,594,000
Accumulated Depreciation	1,146,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Drescher, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060,000
Initial Cost of Buildings & Improvements	40,236,000
Cost Capitalized Subsequent to Acquisition	159,000
Carrying Amount of Land	2,067,000
Carrying Amount of Buildings and Improvements	40,388,000
Accumulated Depreciation	2,063,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,476,000
Initial Cost of Buildings & Improvements	10,659,000
Cost Capitalized Subsequent to Acquisition	2,196,000
Carrying Amount of Land	1,476,000
Carrying Amount of Buildings and Improvements	12,855,000
Accumulated Depreciation	8,207,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | East Norriston, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200,000
Initial Cost of Buildings & Improvements	28,129,000
Cost Capitalized Subsequent to Acquisition	285,000
Carrying Amount of Land	1,210,000
Carrying Amount of Buildings and Improvements	28,404,000
Accumulated Depreciation	1,474,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Easton, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	285,000
Initial Cost of Buildings & Improvements	6,315,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	285,000
Carrying Amount of Buildings and Improvements	6,315,000
Accumulated Depreciation	3,579,000
Year Acquired	Jan. 01, 1993
Year Built	Jan. 01, 1959
Seniors Housing Triple-net [Member] | Highlands Ranch, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940,000
Initial Cost of Buildings & Improvements	3,721,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940,000
Carrying Amount of Buildings and Improvements	3,721,000
Accumulated Depreciation	1,132,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Homestead, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,750,000
Initial Cost of Buildings & Improvements	11,750,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,750,000
Carrying Amount of Buildings and Improvements	11,750,000
Accumulated Depreciation	2,129,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Houston Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,931,000
Initial Cost of Land	860,000
Initial Cost of Buildings & Improvements	18,715,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860,000
Carrying Amount of Buildings and Improvements	18,715,000
Accumulated Depreciation	2,642,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Houston Tx Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,090,000
Initial Cost of Buildings & Improvements	9,471,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,090,000
Carrying Amount of Buildings and Improvements	9,471,000
Accumulated Depreciation	1,014,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Houston Tx Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,288,000
Initial Cost of Land	630,000
Initial Cost of Buildings & Improvements	5,970,000
Cost Capitalized Subsequent to Acquisition	750,000
Carrying Amount of Land	630,000
Carrying Amount of Buildings and Improvements	6,720,000
Accumulated Depreciation	1,989,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Howell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,299,000
Initial Cost of Land	1,050,000
Initial Cost of Buildings & Improvements	21,703,000
Cost Capitalized Subsequent to Acquisition	150,000
Carrying Amount of Land	1,064,000
Carrying Amount of Buildings and Improvements	21,839,000
Accumulated Depreciation	1,140,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Huron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160,000
Initial Cost of Buildings & Improvements	6,088,000
Cost Capitalized Subsequent to Acquisition	1,452,000
Carrying Amount of Land	160,000
Carrying Amount of Buildings and Improvements	7,540,000
Accumulated Depreciation	1,389,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Hutchinson, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	10,590,000
Cost Capitalized Subsequent to Acquisition	194,000
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	10,784,000
Accumulated Depreciation	2,317,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Indianapolis, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	495,000
Initial Cost of Buildings & Improvements	6,287,000
Cost Capitalized Subsequent to Acquisition	22,565,000
Carrying Amount of Land	495,000
Carrying Amount of Buildings and Improvements	28,852,000
Accumulated Depreciation	5,663,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Indianapolis In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	255,000
Initial Cost of Buildings & Improvements	2,473,000
Cost Capitalized Subsequent to Acquisition	12,123,000
Carrying Amount of Land	255,000
Carrying Amount of Buildings and Improvements	14,596,000
Accumulated Depreciation	2,697,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Jamestown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,707,000
Cost Capitalized Subsequent to Acquisition	45,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,752,000
Accumulated Depreciation	3,912,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Jefferson, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80,000
Initial Cost of Buildings & Improvements	9,120,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80,000
Carrying Amount of Buildings and Improvements	9,120,000
Accumulated Depreciation	1,858,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Kalida, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480,000
Initial Cost of Buildings & Improvements	8,173,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480,000
Carrying Amount of Buildings and Improvements	8,173,000
Accumulated Depreciation	1,285,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Kenner, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100,000
Initial Cost of Buildings & Improvements	10,036,000
Cost Capitalized Subsequent to Acquisition	328,000
Carrying Amount of Land	1,100,000
Carrying Amount of Buildings and Improvements	10,364,000
Accumulated Depreciation	6,550,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Kennett Square, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050,000
Initial Cost of Buildings & Improvements	22,946,000
Cost Capitalized Subsequent to Acquisition	49,000
Carrying Amount of Land	1,060,000
Carrying Amount of Buildings and Improvements	22,985,000
Accumulated Depreciation	1,186,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500,000
Initial Cost of Buildings & Improvements	9,139,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500,000
Carrying Amount of Buildings and Improvements	9,139,000
Accumulated Depreciation	971,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Kent, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940,000
Initial Cost of Buildings & Improvements	20,318,000
Cost Capitalized Subsequent to Acquisition	10,470,000
Carrying Amount of Land	940,000
Carrying Amount of Buildings and Improvements	30,788,000
Accumulated Depreciation	3,651,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880,000
Initial Cost of Buildings & Improvements	4,315,000
Cost Capitalized Subsequent to Acquisition	683,000
Carrying Amount of Land	1,880,000
Carrying Amount of Buildings and Improvements	4,998,000
Accumulated Depreciation	1,143,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Lecanto, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	6,900,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	6,900,000
Accumulated Depreciation	1,607,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Lee, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290,000
Initial Cost of Buildings & Improvements	18,135,000
Cost Capitalized Subsequent to Acquisition	926,000
Carrying Amount of Land	290,000
Carrying Amount of Buildings and Improvements	19,061,000
Accumulated Depreciation	5,582,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Lenoir, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190,000
Initial Cost of Buildings & Improvements	3,748,000
Cost Capitalized Subsequent to Acquisition	641,000
Carrying Amount of Land	190,000
Carrying Amount of Buildings and Improvements	4,389,000
Accumulated Depreciation	1,161,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Lexington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	3,900,000
Cost Capitalized Subsequent to Acquisition	1,015,000
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	4,915,000
Accumulated Depreciation	1,389,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,131,000
Initial Cost of Land	390,000
Initial Cost of Buildings & Improvements	13,807,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390,000
Carrying Amount of Buildings and Improvements	13,807,000
Accumulated Depreciation	964,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Linwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800,000
Initial Cost of Buildings & Improvements	21,984,000
Cost Capitalized Subsequent to Acquisition	429,000
Carrying Amount of Land	800,000
Carrying Amount of Buildings and Improvements	22,413,000
Accumulated Depreciation	1,178,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Litchfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240,000
Initial Cost of Buildings & Improvements	17,908,000
Cost Capitalized Subsequent to Acquisition	102,000
Carrying Amount of Land	1,250,000
Carrying Amount of Buildings and Improvements	18,000,000
Accumulated Depreciation	933,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Little Neck, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350,000
Initial Cost of Buildings & Improvements	38,461,000
Cost Capitalized Subsequent to Acquisition	426,000
Carrying Amount of Land	3,355,000
Carrying Amount of Buildings and Improvements	38,882,000
Accumulated Depreciation	2,008,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Longview Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610,000
Initial Cost of Buildings & Improvements	5,520,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610,000
Carrying Amount of Buildings and Improvements	5,520,000
Accumulated Depreciation	831,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Louisville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490,000
Initial Cost of Buildings & Improvements	10,010,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490,000
Carrying Amount of Buildings and Improvements	10,010,000
Accumulated Depreciation	2,650,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Louisville Ky One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430,000
Initial Cost of Buildings & Improvements	7,135,000
Cost Capitalized Subsequent to Acquisition	163,000
Carrying Amount of Land	430,000
Carrying Amount of Buildings and Improvements	7,298,000
Accumulated Depreciation	2,443,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Louisville Ky Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350,000
Initial Cost of Buildings & Improvements	4,675,000
Cost Capitalized Subsequent to Acquisition	109,000
Carrying Amount of Land	350,000
Carrying Amount of Buildings and Improvements	4,784,000
Accumulated Depreciation	1,637,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Manassas, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750,000
Initial Cost of Buildings & Improvements	7,446,000
Cost Capitalized Subsequent to Acquisition	530,000
Carrying Amount of Land	750,000
Carrying Amount of Buildings and Improvements	7,976,000
Accumulated Depreciation	1,875,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Mansfield, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660,000
Initial Cost of Buildings & Improvements	5,251,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660,000
Carrying Amount of Buildings and Improvements	5,251,000
Accumulated Depreciation	800,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Marianna, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340,000
Initial Cost of Buildings & Improvements	8,910,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340,000
Carrying Amount of Buildings and Improvements	8,910,000
Accumulated Depreciation	1,573,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Martinsville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	349,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	349,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Matthews, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560,000
Initial Cost of Buildings & Improvements	4,738,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560,000
Carrying Amount of Buildings and Improvements	4,738,000
Accumulated Depreciation	1,295,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Mc Connelsville Oh [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190,000
Initial Cost of Buildings & Improvements	7,060,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190,000
Carrying Amount of Buildings and Improvements	7,060,000
Accumulated Depreciation	514,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1946
Seniors Housing Triple-net [Member] | Mc Henry Il [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,576,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,576,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Mc Henry Il One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,550,000
Initial Cost of Buildings & Improvements	15,300,000
Cost Capitalized Subsequent to Acquisition	6,718,000
Carrying Amount of Land	3,550,000
Carrying Amount of Buildings and Improvements	22,018,000
Accumulated Depreciation	3,105,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | Mc Kinney Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,570,000
Initial Cost of Buildings & Improvements	7,389,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,570,000
Carrying Amount of Buildings and Improvements	7,389,000
Accumulated Depreciation	592,000
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Melville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,280,000
Initial Cost of Buildings & Improvements	73,283,000
Cost Capitalized Subsequent to Acquisition	722,000
Carrying Amount of Land	4,282,000
Carrying Amount of Buildings and Improvements	74,003,000
Accumulated Depreciation	3,762,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Memphis, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940,000
Initial Cost of Buildings & Improvements	5,963,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940,000
Carrying Amount of Buildings and Improvements	5,963,000
Accumulated Depreciation	1,733,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1951
Seniors Housing Triple-net [Member] | Memphis Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390,000
Initial Cost of Buildings & Improvements	9,660,000
Cost Capitalized Subsequent to Acquisition	1,600,000
Carrying Amount of Land	390,000
Carrying Amount of Buildings and Improvements	11,260,000
Accumulated Depreciation	652,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	643,000
Initial Cost of Buildings & Improvements	7,084,000
Cost Capitalized Subsequent to Acquisition	3,526,000
Carrying Amount of Land	643,000
Carrying Amount of Buildings and Improvements	10,610,000
Accumulated Depreciation	6,112,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Merrillville In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080,000
Initial Cost of Buildings & Improvements	3,413,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080,000
Carrying Amount of Buildings and Improvements	3,413,000
Accumulated Depreciation	195,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Menomonee Falls, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020,000
Initial Cost of Buildings & Improvements	6,984,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020,000
Carrying Amount of Buildings and Improvements	6,984,000
Accumulated Depreciation	980,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Middleburg Heights, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960,000
Initial Cost of Buildings & Improvements	7,780,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960,000
Carrying Amount of Buildings and Improvements	7,780,000
Accumulated Depreciation	1,735,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Middleton, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420,000
Initial Cost of Buildings & Improvements	4,006,000
Cost Capitalized Subsequent to Acquisition	600,000
Carrying Amount of Land	420,000
Carrying Amount of Buildings and Improvements	4,606,000
Accumulated Depreciation	1,229,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | Midland, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	11,025,000
Cost Capitalized Subsequent to Acquisition	39,000
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	11,064,000
Accumulated Depreciation	598,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,070,000
Initial Cost of Buildings & Improvements	48,257,000
Cost Capitalized Subsequent to Acquisition	12,990,000
Carrying Amount of Land	7,070,000
Carrying Amount of Buildings and Improvements	61,247,000
Accumulated Depreciation	4,901,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Missoula, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550,000
Initial Cost of Buildings & Improvements	7,490,000
Cost Capitalized Subsequent to Acquisition	377,000
Carrying Amount of Land	550,000
Carrying Amount of Buildings and Improvements	7,867,000
Accumulated Depreciation	1,503,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Monroe, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470,000
Initial Cost of Buildings & Improvements	3,681,000
Cost Capitalized Subsequent to Acquisition	648,000
Carrying Amount of Land	470,000
Carrying Amount of Buildings and Improvements	4,329,000
Accumulated Depreciation	1,175,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Monroe Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310,000
Initial Cost of Buildings & Improvements	4,799,000
Cost Capitalized Subsequent to Acquisition	857,000
Carrying Amount of Land	310,000
Carrying Amount of Buildings and Improvements	5,656,000
Accumulated Depreciation	1,446,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Monroe Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450,000
Initial Cost of Buildings & Improvements	4,021,000
Cost Capitalized Subsequent to Acquisition	114,000
Carrying Amount of Land	450,000
Carrying Amount of Buildings and Improvements	4,135,000
Accumulated Depreciation	1,119,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Monteagle, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310,000
Initial Cost of Buildings & Improvements	3,318,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310,000
Carrying Amount of Buildings and Improvements	3,318,000
Accumulated Depreciation	1,061,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Monterey, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	4,195,000
Cost Capitalized Subsequent to Acquisition	410,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,605,000
Accumulated Depreciation	2,454,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Moorestown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060,000
Initial Cost of Buildings & Improvements	51,628,000
Cost Capitalized Subsequent to Acquisition	267,000
Carrying Amount of Land	2,063,000
Carrying Amount of Buildings and Improvements	51,892,000
Accumulated Depreciation	2,668,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Morehead City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	3,104,000
Cost Capitalized Subsequent to Acquisition	1,648,000
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	4,752,000
Accumulated Depreciation	1,593,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Morgantown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380,000
Initial Cost of Buildings & Improvements	3,705,000
Cost Capitalized Subsequent to Acquisition	615,000
Carrying Amount of Land	380,000
Carrying Amount of Buildings and Improvements	4,320,000
Accumulated Depreciation	1,128,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Mount Airy, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270,000
Initial Cost of Buildings & Improvements	6,430,000
Cost Capitalized Subsequent to Acquisition	290,000
Carrying Amount of Land	270,000
Carrying Amount of Buildings and Improvements	6,720,000
Accumulated Depreciation	1,199,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Mountain City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220,000
Initial Cost of Buildings & Improvements	5,896,000
Cost Capitalized Subsequent to Acquisition	660,000
Carrying Amount of Land	220,000
Carrying Amount of Buildings and Improvements	6,556,000
Accumulated Depreciation	3,568,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Mt. Vernon, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400,000
Initial Cost of Buildings & Improvements	2,200,000
Cost Capitalized Subsequent to Acquisition	156,000
Carrying Amount of Land	400,000
Carrying Amount of Buildings and Improvements	2,356,000
Accumulated Depreciation	375,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Myrtle Beach, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,890,000
Initial Cost of Buildings & Improvements	41,526,000
Cost Capitalized Subsequent to Acquisition	11,498,000
Carrying Amount of Land	6,890,000
Carrying Amount of Buildings and Improvements	53,024,000
Accumulated Depreciation	4,281,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Nacogdoches, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390,000
Initial Cost of Buildings & Improvements	5,754,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390,000
Carrying Amount of Buildings and Improvements	5,754,000
Accumulated Depreciation	857,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550,000
Initial Cost of Buildings & Improvements	5,450,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550,000
Carrying Amount of Buildings and Improvements	5,450,000
Accumulated Depreciation	1,361,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,910,000
Initial Cost of Buildings & Improvements	29,590,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,910,000
Carrying Amount of Buildings and Improvements	29,590,000
Accumulated Depreciation	3,567,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Needham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610,000
Initial Cost of Buildings & Improvements	13,715,000
Cost Capitalized Subsequent to Acquisition	366,000
Carrying Amount of Land	1,610,000
Carrying Amount of Buildings and Improvements	14,081,000
Accumulated Depreciation	4,576,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Neenah, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630,000
Initial Cost of Buildings & Improvements	15,120,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630,000
Carrying Amount of Buildings and Improvements	15,120,000
Accumulated Depreciation	1,032,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | New Haven, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176,000
Initial Cost of Buildings & Improvements	3,524,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	176,000
Carrying Amount of Buildings and Improvements	3,524,000
Accumulated Depreciation	1,046,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Newark, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560,000
Initial Cost of Buildings & Improvements	21,220,000
Cost Capitalized Subsequent to Acquisition	1,488,000
Carrying Amount of Land	560,000
Carrying Amount of Buildings and Improvements	22,708,000
Accumulated Depreciation	4,595,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Norman, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	55,000
Initial Cost of Buildings & Improvements	1,484,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	55,000
Carrying Amount of Buildings and Improvements	1,484,000
Accumulated Depreciation	751,000
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | North Augusta, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	332,000
Initial Cost of Buildings & Improvements	2,558,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	332,000
Carrying Amount of Buildings and Improvements	2,558,000
Accumulated Depreciation	990,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Ocala, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340,000
Initial Cost of Buildings & Improvements	10,564,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,340,000
Carrying Amount of Buildings and Improvements	10,564,000
Accumulated Depreciation	973,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Ogden, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360,000
Initial Cost of Buildings & Improvements	6,700,000
Cost Capitalized Subsequent to Acquisition	699,000
Carrying Amount of Land	360,000
Carrying Amount of Buildings and Improvements	7,399,000
Accumulated Depreciation	1,534,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Oklahoma City Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590,000
Initial Cost of Buildings & Improvements	7,513,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590,000
Carrying Amount of Buildings and Improvements	7,513,000
Accumulated Depreciation	932,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Oklahoma City Ok Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760,000
Initial Cost of Buildings & Improvements	7,017,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760,000
Carrying Amount of Buildings and Improvements	7,017,000
Accumulated Depreciation	767,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Omaha, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370,000
Initial Cost of Buildings & Improvements	10,230,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370,000
Carrying Amount of Buildings and Improvements	10,230,000
Accumulated Depreciation	730,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Omaha Ne One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,419,000
Initial Cost of Land	380,000
Initial Cost of Buildings & Improvements	8,864,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	380,000
Carrying Amount of Buildings and Improvements	8,864,000
Accumulated Depreciation	654,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Oneonta, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80,000
Initial Cost of Buildings & Improvements	5,020,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80,000
Carrying Amount of Buildings and Improvements	5,020,000
Accumulated Depreciation	679,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Ormond Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,739,000
Cost Capitalized Subsequent to Acquisition	73,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,812,000
Accumulated Depreciation	1,495,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1983
Seniors Housing Triple-net [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	3,800,000
Cost Capitalized Subsequent to Acquisition	3,687,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	7,487,000
Accumulated Depreciation	1,272,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Oshkosh Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400,000
Initial Cost of Buildings & Improvements	23,237,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400,000
Carrying Amount of Buildings and Improvements	23,237,000
Accumulated Depreciation	2,424,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Overland Park, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120,000
Initial Cost of Buildings & Improvements	8,360,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120,000
Carrying Amount of Buildings and Improvements	8,360,000
Accumulated Depreciation	1,763,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Overland Park Ks One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,730,000
Initial Cost of Buildings & Improvements	27,076,000
Cost Capitalized Subsequent to Acquisition	340,000
Carrying Amount of Land	3,730,000
Carrying Amount of Buildings and Improvements	27,416,000
Accumulated Depreciation	2,317,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Overland Park Ks Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500,000
Initial Cost of Buildings & Improvements	29,105,000
Cost Capitalized Subsequent to Acquisition	7,295,000
Carrying Amount of Land	4,500,000
Carrying Amount of Buildings and Improvements	36,400,000
Accumulated Depreciation	2,007,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Owasso, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	215,000
Initial Cost of Buildings & Improvements	1,380,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	215,000
Carrying Amount of Buildings and Improvements	1,380,000
Accumulated Depreciation	608,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Owensboro, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240,000
Initial Cost of Buildings & Improvements	6,760,000
Cost Capitalized Subsequent to Acquisition	37,000
Carrying Amount of Land	240,000
Carrying Amount of Buildings and Improvements	6,797,000
Accumulated Depreciation	1,528,000
Year Acquired	Jan. 01, 1993
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Owensboro Ky One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	225,000
Initial Cost of Buildings & Improvements	13,275,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	225,000
Carrying Amount of Buildings and Improvements	13,275,000
Accumulated Depreciation	2,912,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Owenton, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100,000
Initial Cost of Buildings & Improvements	2,400,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100,000
Carrying Amount of Buildings and Improvements	2,400,000
Accumulated Depreciation	647,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Oxford, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,710,000
Initial Cost of Land	1,430,000
Initial Cost of Buildings & Improvements	15,791,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430,000
Carrying Amount of Buildings and Improvements	15,791,000
Accumulated Depreciation	906,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Palestine, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	180,000
Initial Cost of Buildings & Improvements	4,320,000
Cost Capitalized Subsequent to Acquisition	1,300,000
Carrying Amount of Land	180,000
Carrying Amount of Buildings and Improvements	5,620,000
Accumulated Depreciation	890,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Palm Coast, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870,000
Initial Cost of Buildings & Improvements	10,957,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870,000
Carrying Amount of Buildings and Improvements	10,957,000
Accumulated Depreciation	877,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Paris, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490,000
Initial Cost of Buildings & Improvements	5,452,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490,000
Carrying Amount of Buildings and Improvements	5,452,000
Accumulated Depreciation	2,240,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Pasadena, TX [ Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,955,000
Initial Cost of Land	720,000
Initial Cost of Buildings & Improvements	24,080,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720,000
Carrying Amount of Buildings and Improvements	24,080,000
Accumulated Depreciation	3,664,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Paso Robles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770,000
Initial Cost of Buildings & Improvements	8,630,000
Cost Capitalized Subsequent to Acquisition	693,000
Carrying Amount of Land	1,770,000
Carrying Amount of Buildings and Improvements	9,323,000
Accumulated Depreciation	2,656,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Pawleys Island, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,020,000
Initial Cost of Buildings & Improvements	32,590,000
Cost Capitalized Subsequent to Acquisition	6,022,000
Carrying Amount of Land	2,020,000
Carrying Amount of Buildings and Improvements	38,612,000
Accumulated Depreciation	6,600,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Pigeon Forge, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320,000
Initial Cost of Buildings & Improvements	4,180,000
Cost Capitalized Subsequent to Acquisition	117,000
Carrying Amount of Land	320,000
Carrying Amount of Buildings and Improvements	4,297,000
Accumulated Depreciation	1,510,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Pinehurst, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290,000
Initial Cost of Buildings & Improvements	2,690,000
Cost Capitalized Subsequent to Acquisition	484,000
Carrying Amount of Land	290,000
Carrying Amount of Buildings and Improvements	3,174,000
Accumulated Depreciation	892,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Piqua, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204,000
Initial Cost of Buildings & Improvements	1,885,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204,000
Carrying Amount of Buildings and Improvements	1,885,000
Accumulated Depreciation	755,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Pittsburgh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,750,000
Initial Cost of Buildings & Improvements	8,572,000
Cost Capitalized Subsequent to Acquisition	115,000
Carrying Amount of Land	1,750,000
Carrying Amount of Buildings and Improvements	8,687,000
Accumulated Depreciation	1,899,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Plattsmouth, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250,000
Initial Cost of Buildings & Improvements	5,650,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250,000
Carrying Amount of Buildings and Improvements	5,650,000
Accumulated Depreciation	424,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Plymouth, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,490,000
Initial Cost of Buildings & Improvements	19,990,000
Cost Capitalized Subsequent to Acquisition	114,000
Carrying Amount of Land	1,490,000
Carrying Amount of Buildings and Improvements	20,104,000
Accumulated Depreciation	1,093,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Port St. Joe, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370,000
Initial Cost of Buildings & Improvements	2,055,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370,000
Carrying Amount of Buildings and Improvements	2,055,000
Accumulated Depreciation	863,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Port St. Lucie, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,700,000
Initial Cost of Buildings & Improvements	47,230,000
Cost Capitalized Subsequent to Acquisition	4,761,000
Carrying Amount of Land	8,700,000
Carrying Amount of Buildings and Improvements	51,991,000
Accumulated Depreciation	3,550,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Seniors Housing Triple-net [Member] | Post Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700,000
Initial Cost of Buildings & Improvements	14,217,000
Cost Capitalized Subsequent to Acquisition	2,181,000
Carrying Amount of Land	2,700,000
Carrying Amount of Buildings and Improvements	16,398,000
Accumulated Depreciation	1,845,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Raleigh, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,000,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,000,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Rehoboth Beach, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960,000
Initial Cost of Buildings & Improvements	24,248,000
Cost Capitalized Subsequent to Acquisition	196,000
Carrying Amount of Land	961,000
Carrying Amount of Buildings and Improvements	24,443,000
Accumulated Depreciation	1,269,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Reidsville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170,000
Initial Cost of Buildings & Improvements	3,830,000
Cost Capitalized Subsequent to Acquisition	857,000
Carrying Amount of Land	170,000
Carrying Amount of Buildings and Improvements	4,687,000
Accumulated Depreciation	1,341,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Reno, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,060,000
Initial Cost of Buildings & Improvements	11,440,000
Cost Capitalized Subsequent to Acquisition	605,000
Carrying Amount of Land	1,060,000
Carrying Amount of Buildings and Improvements	12,045,000
Accumulated Depreciation	2,569,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Ridgeland, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520,000
Initial Cost of Buildings & Improvements	7,675,000
Cost Capitalized Subsequent to Acquisition	427,000
Carrying Amount of Land	520,000
Carrying Amount of Buildings and Improvements	8,102,000
Accumulated Depreciation	1,926,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Ridgely, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300,000
Initial Cost of Buildings & Improvements	5,700,000
Cost Capitalized Subsequent to Acquisition	97,000
Carrying Amount of Land	300,000
Carrying Amount of Buildings and Improvements	5,797,000
Accumulated Depreciation	1,872,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Rockledge, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360,000
Initial Cost of Buildings & Improvements	4,117,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360,000
Carrying Amount of Buildings and Improvements	4,117,000
Accumulated Depreciation	1,677,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Rockwood, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500,000
Initial Cost of Buildings & Improvements	7,116,000
Cost Capitalized Subsequent to Acquisition	741,000
Carrying Amount of Land	500,000
Carrying Amount of Buildings and Improvements	7,857,000
Accumulated Depreciation	2,521,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Rocky Hill Ct One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,090,000
Initial Cost of Buildings & Improvements	6,710,000
Cost Capitalized Subsequent to Acquisition	1,500,000
Carrying Amount of Land	1,090,000
Carrying Amount of Buildings and Improvements	8,210,000
Accumulated Depreciation	1,842,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Rogersville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350,000
Initial Cost of Buildings & Improvements	3,278,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350,000
Carrying Amount of Buildings and Improvements	3,278,000
Accumulated Depreciation	1,052,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,895,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,895,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Saint Simons Island, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,440,000
Initial Cost of Buildings & Improvements	50,060,000
Cost Capitalized Subsequent to Acquisition	1,270,000
Carrying Amount of Land	6,440,000
Carrying Amount of Buildings and Improvements	51,330,000
Accumulated Depreciation	5,809,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Salem, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	449,000
Initial Cost of Buildings & Improvements	5,171,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	449,000
Carrying Amount of Buildings and Improvements	5,172,000
Accumulated Depreciation	1,977,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Salisbury, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370,000
Initial Cost of Buildings & Improvements	5,697,000
Cost Capitalized Subsequent to Acquisition	168,000
Carrying Amount of Land	370,000
Carrying Amount of Buildings and Improvements	5,865,000
Accumulated Depreciation	1,517,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | San Angelo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260,000
Initial Cost of Buildings & Improvements	8,800,000
Cost Capitalized Subsequent to Acquisition	425,000
Carrying Amount of Land	260,000
Carrying Amount of Buildings and Improvements	9,225,000
Accumulated Depreciation	1,927,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | San Antonio Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,120,000
Initial Cost of Buildings & Improvements	28,169,000
Cost Capitalized Subsequent to Acquisition	1,587,000
Carrying Amount of Land	6,120,000
Carrying Amount of Buildings and Improvements	29,756,000
Accumulated Depreciation	999,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | San Antonio Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,754,000
Initial Cost of Land	560,000
Initial Cost of Buildings & Improvements	7,315,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560,000
Carrying Amount of Buildings and Improvements	7,315,000
Accumulated Depreciation	2,258,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	475,000
Initial Cost of Buildings & Improvements	3,175,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	475,000
Carrying Amount of Buildings and Improvements	3,175,000
Accumulated Depreciation	1,474,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Sarasota Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	3,400,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	3,400,000
Accumulated Depreciation	947,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Scituate, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740,000
Initial Cost of Buildings & Improvements	10,640,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,740,000
Carrying Amount of Buildings and Improvements	10,640,000
Accumulated Depreciation	2,077,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Selbyville, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750,000
Initial Cost of Buildings & Improvements	25,912,000
Cost Capitalized Subsequent to Acquisition	160,000
Carrying Amount of Land	764,000
Carrying Amount of Buildings and Improvements	26,058,000
Accumulated Depreciation	1,361,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Seven Fields, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484,000
Initial Cost of Buildings & Improvements	4,663,000
Cost Capitalized Subsequent to Acquisition	60,000
Carrying Amount of Land	484,000
Carrying Amount of Buildings and Improvements	4,722,000
Accumulated Depreciation	1,813,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Shawnee, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80,000
Initial Cost of Buildings & Improvements	1,400,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80,000
Carrying Amount of Buildings and Improvements	1,400,000
Accumulated Depreciation	640,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80,000
Initial Cost of Buildings & Improvements	5,320,000
Cost Capitalized Subsequent to Acquisition	3,774,000
Carrying Amount of Land	80,000
Carrying Amount of Buildings and Improvements	9,094,000
Accumulated Depreciation	1,143,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Shelbyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630,000
Initial Cost of Buildings & Improvements	3,870,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630,000
Carrying Amount of Buildings and Improvements	3,870,000
Accumulated Depreciation	859,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Sherman, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700,000
Initial Cost of Buildings & Improvements	5,221,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700,000
Carrying Amount of Buildings and Improvements	5,221,000
Accumulated Depreciation	848,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Shrewsbury, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120,000
Initial Cost of Buildings & Improvements	38,116,000
Cost Capitalized Subsequent to Acquisition	270,000
Carrying Amount of Land	2,120,000
Carrying Amount of Buildings and Improvements	38,386,000
Accumulated Depreciation	1,984,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Silvis, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880,000
Initial Cost of Buildings & Improvements	16,420,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880,000
Carrying Amount of Buildings and Improvements	16,420,000
Accumulated Depreciation	1,029,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Smithfield, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290,000
Initial Cost of Buildings & Improvements	5,680,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290,000
Carrying Amount of Buildings and Improvements	5,680,000
Accumulated Depreciation	1,487,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | South Boston, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	385,000
Initial Cost of Buildings & Improvements	2,002,000
Cost Capitalized Subsequent to Acquisition	5,218,000
Carrying Amount of Land	385,000
Carrying Amount of Buildings and Improvements	7,220,000
Accumulated Depreciation	2,823,000
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1961
Seniors Housing Triple-net [Member] | South Pittsburg, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430,000
Initial Cost of Buildings & Improvements	5,628,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430,000
Carrying Amount of Buildings and Improvements	5,628,000
Accumulated Depreciation	1,547,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Sparks, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700,000
Initial Cost of Buildings & Improvements	46,526,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700,000
Carrying Amount of Buildings and Improvements	46,526,000
Accumulated Depreciation	4,326,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Spartanburg, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350,000
Initial Cost of Buildings & Improvements	15,750,000
Cost Capitalized Subsequent to Acquisition	12,669,000
Carrying Amount of Land	3,350,000
Carrying Amount of Buildings and Improvements	28,419,000
Accumulated Depreciation	3,816,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Spring City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420,000
Initial Cost of Buildings & Improvements	6,085,000
Cost Capitalized Subsequent to Acquisition	3,210,000
Carrying Amount of Land	420,000
Carrying Amount of Buildings and Improvements	9,295,000
Accumulated Depreciation	2,663,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | St Louis Mo One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,890,000
Initial Cost of Buildings & Improvements	12,165,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,890,000
Carrying Amount of Buildings and Improvements	12,165,000
Accumulated Depreciation	707,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Statesville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150,000
Initial Cost of Buildings & Improvements	1,447,000
Cost Capitalized Subsequent to Acquisition	266,000
Carrying Amount of Land	150,000
Carrying Amount of Buildings and Improvements	1,713,000
Accumulated Depreciation	480,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Statesville Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310,000
Initial Cost of Buildings & Improvements	6,183,000
Cost Capitalized Subsequent to Acquisition	8,000
Carrying Amount of Land	310,000
Carrying Amount of Buildings and Improvements	6,191,000
Accumulated Depreciation	1,566,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Statesville Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140,000
Initial Cost of Buildings & Improvements	3,627,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140,000
Carrying Amount of Buildings and Improvements	3,627,000
Accumulated Depreciation	946,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Stillwater, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80,000
Initial Cost of Buildings & Improvements	1,400,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80,000
Carrying Amount of Buildings and Improvements	1,400,000
Accumulated Depreciation	643,000
Year Acquired	Jan. 01, 1995
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Swanton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330,000
Initial Cost of Buildings & Improvements	6,370,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330,000
Carrying Amount of Buildings and Improvements	6,370,000
Accumulated Depreciation	1,504,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1950
Seniors Housing Triple-net [Member] | Texarkana, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	192,000
Initial Cost of Buildings & Improvements	1,403,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	192,000
Carrying Amount of Buildings and Improvements	1,403,000
Accumulated Depreciation	617,000
Year Acquired	Jan. 01, 1996
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Toms River, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610,000
Initial Cost of Buildings & Improvements	34,627,000
Cost Capitalized Subsequent to Acquisition	346,000
Carrying Amount of Land	1,650,000
Carrying Amount of Buildings and Improvements	34,933,000
Accumulated Depreciation	1,819,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Troy, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	2,000,000
Cost Capitalized Subsequent to Acquisition	4,254,000
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	6,254,000
Accumulated Depreciation	1,168,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Troy Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470,000
Initial Cost of Buildings & Improvements	16,730,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470,000
Carrying Amount of Buildings and Improvements	16,730,000
Accumulated Depreciation	3,803,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930,000
Initial Cost of Buildings & Improvements	13,399,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930,000
Carrying Amount of Buildings and Improvements	13,399,000
Accumulated Depreciation	2,692,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390,000
Initial Cost of Buildings & Improvements	7,110,000
Cost Capitalized Subsequent to Acquisition	219,000
Carrying Amount of Land	1,390,000
Carrying Amount of Buildings and Improvements	7,329,000
Accumulated Depreciation	561,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Tyler, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650,000
Initial Cost of Buildings & Improvements	5,268,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650,000
Carrying Amount of Buildings and Improvements	5,268,000
Accumulated Depreciation	796,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Uhrichsville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	24,000
Initial Cost of Buildings & Improvements	6,716,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	24,000
Carrying Amount of Buildings and Improvements	6,716,000
Accumulated Depreciation	1,308,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Valparaiso, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112,000
Initial Cost of Buildings & Improvements	2,558,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	112,000
Carrying Amount of Buildings and Improvements	2,558,000
Accumulated Depreciation	835,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Valparaiso In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	108,000
Initial Cost of Buildings & Improvements	2,962,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	108,000
Carrying Amount of Buildings and Improvements	2,962,000
Accumulated Depreciation	946,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Venice, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500,000
Initial Cost of Buildings & Improvements	6,000,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	500,000
Carrying Amount of Buildings and Improvements	6,000,000
Accumulated Depreciation	1,472,000
Year Acquired	Jan. 01, 2004
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Venice Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150,000
Initial Cost of Buildings & Improvements	10,674,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150,000
Carrying Amount of Buildings and Improvements	10,674,000
Accumulated Depreciation	906,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Vero Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	263,000
Initial Cost of Buildings & Improvements	3,187,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	263,000
Carrying Amount of Buildings and Improvements	3,187,000
Accumulated Depreciation	1,007,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Vero Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	297,000
Initial Cost of Buildings & Improvements	3,263,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	297,000
Carrying Amount of Buildings and Improvements	3,263,000
Accumulated Depreciation	1,041,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Vero Beach Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930,000
Initial Cost of Buildings & Improvements	40,070,000
Cost Capitalized Subsequent to Acquisition	14,729,000
Carrying Amount of Land	2,930,000
Carrying Amount of Buildings and Improvements	54,799,000
Accumulated Depreciation	6,268,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Seniors Housing Triple-net [Member] | Wake Forest, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	3,003,000
Cost Capitalized Subsequent to Acquisition	1,742,000
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	4,745,000
Accumulated Depreciation	1,640,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Wareham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	875,000
Initial Cost of Buildings & Improvements	10,313,000
Cost Capitalized Subsequent to Acquisition	1,701,000
Carrying Amount of Land	875,000
Carrying Amount of Buildings and Improvements	12,014,000
Accumulated Depreciation	3,650,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Waukesha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100,000
Initial Cost of Buildings & Improvements	14,910,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100,000
Carrying Amount of Buildings and Improvements	14,910,000
Accumulated Depreciation	1,206,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Waxahachie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650,000
Initial Cost of Buildings & Improvements	5,763,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650,000
Carrying Amount of Buildings and Improvements	5,763,000
Accumulated Depreciation	728,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Seniors Housing Triple-net [Member] | Weatherford, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660,000
Initial Cost of Buildings & Improvements	5,261,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660,000
Carrying Amount of Buildings and Improvements	5,261,000
Accumulated Depreciation	801,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,473,000
Initial Cost of Land	360,000
Initial Cost of Buildings & Improvements	5,940,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360,000
Carrying Amount of Buildings and Improvements	5,940,000
Accumulated Depreciation	1,826,000
Year Acquired	Jan. 01, 2002
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | West Worthington, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510,000
Initial Cost of Buildings & Improvements	5,090,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510,000
Carrying Amount of Buildings and Improvements	5,090,000
Accumulated Depreciation	1,031,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Westerville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	740,000
Initial Cost of Buildings & Improvements	8,287,000
Cost Capitalized Subsequent to Acquisition	3,105,000
Carrying Amount of Land	740,000
Carrying Amount of Buildings and Improvements	11,392,000
Accumulated Depreciation	6,416,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Westlake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330,000
Initial Cost of Buildings & Improvements	17,926,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330,000
Carrying Amount of Buildings and Improvements	17,926,000
Accumulated Depreciation	5,570,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Westmoreland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330,000
Initial Cost of Buildings & Improvements	1,822,000
Cost Capitalized Subsequent to Acquisition	2,635,000
Carrying Amount of Land	330,000
Carrying Amount of Buildings and Improvements	4,457,000
Accumulated Depreciation	1,492,000
Year Acquired	Jan. 01, 2001
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | White Lake, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,713,000
Initial Cost of Land	2,920,000
Initial Cost of Buildings & Improvements	20,179,000
Cost Capitalized Subsequent to Acquisition	55,000
Carrying Amount of Land	2,920,000
Carrying Amount of Buildings and Improvements	20,234,000
Accumulated Depreciation	1,126,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Wichita, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400,000
Initial Cost of Buildings & Improvements	11,000,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400,000
Carrying Amount of Buildings and Improvements	11,000,000
Accumulated Depreciation	2,178,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Williamstown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	70,000
Initial Cost of Buildings & Improvements	6,430,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	70,000
Carrying Amount of Buildings and Improvements	6,430,000
Accumulated Depreciation	1,424,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Wilmington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210,000
Initial Cost of Buildings & Improvements	2,991,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210,000
Carrying Amount of Buildings and Improvements	2,991,000
Accumulated Depreciation	1,137,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Winston-Salem, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360,000
Initial Cost of Buildings & Improvements	2,514,000
Cost Capitalized Subsequent to Acquisition	459,000
Carrying Amount of Land	360,000
Carrying Amount of Buildings and Improvements	2,973,000
Accumulated Depreciation	805,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Winston Salem Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,700,000
Initial Cost of Buildings & Improvements	13,550,000
Cost Capitalized Subsequent to Acquisition	12,239,000
Carrying Amount of Land	5,700,000
Carrying Amount of Buildings and Improvements	25,789,000
Accumulated Depreciation	4,108,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500,000
Initial Cost of Buildings & Improvements	54,099,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,500,000
Carrying Amount of Buildings and Improvements	54,099,000
Accumulated Depreciation	4,345,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Worcester Ma One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,300,000
Initial Cost of Buildings & Improvements	9,060,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,300,000
Carrying Amount of Buildings and Improvements	9,060,000
Accumulated Depreciation	1,087,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Zionsville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610,000
Initial Cost of Buildings & Improvements	22,400,000
Cost Capitalized Subsequent to Acquisition	1,691,000
Carrying Amount of Land	1,610,000
Carrying Amount of Buildings and Improvements	24,091,000
Accumulated Depreciation	1,378,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,310,000
Initial Cost of Buildings & Improvements	12,647,000
Cost Capitalized Subsequent to Acquisition	27,000
Carrying Amount of Land	1,310,000
Carrying Amount of Buildings and Improvements	12,674,000
Accumulated Depreciation	679,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Annapolis, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010,000
Initial Cost of Buildings & Improvements	24,825,000
Cost Capitalized Subsequent to Acquisition	50,000
Carrying Amount of Land	1,010,000
Carrying Amount of Buildings and Improvements	24,876,000
Accumulated Depreciation	1,185,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Ansted, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240,000
Initial Cost of Buildings & Improvements	14,113,000
Cost Capitalized Subsequent to Acquisition	43,000
Carrying Amount of Land	240,000
Carrying Amount of Buildings and Improvements	14,156,000
Accumulated Depreciation	662,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1982
Seniors Housing Triple-net [Member] | Aspen Hill, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,008,000
Cost Capitalized Subsequent to Acquisition	457,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,465,000
Accumulated Depreciation	482,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Aurora, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760,000
Initial Cost of Buildings & Improvements	14,148,000
Cost Capitalized Subsequent to Acquisition	41,000
Carrying Amount of Land	1,760,000
Carrying Amount of Buildings and Improvements	14,189,000
Accumulated Depreciation	811,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Avon Lake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	790,000
Initial Cost of Buildings & Improvements	10,421,000
Cost Capitalized Subsequent to Acquisition	32,000
Carrying Amount of Land	790,000
Carrying Amount of Buildings and Improvements	10,452,000
Accumulated Depreciation	622,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Ayer, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,074,000
Cost Capitalized Subsequent to Acquisition	3,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,077,000
Accumulated Depreciation	1,056,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Baltimore, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350,000
Initial Cost of Buildings & Improvements	14,884,000
Cost Capitalized Subsequent to Acquisition	321,000
Carrying Amount of Land	1,350,000
Carrying Amount of Buildings and Improvements	15,204,000
Accumulated Depreciation	754,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Baltimore, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	5,039,000
Cost Capitalized Subsequent to Acquisition	90,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	5,129,000
Accumulated Depreciation	302,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Bedford, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250,000
Initial Cost of Buildings & Improvements	28,831,000
Cost Capitalized Subsequent to Acquisition	5,000
Carrying Amount of Land	2,250,000
Carrying Amount of Buildings and Improvements	28,836,000
Accumulated Depreciation	1,371,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Benbrook, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550,000
Initial Cost of Buildings & Improvements	13,553,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550,000
Carrying Amount of Buildings and Improvements	13,553,000
Accumulated Depreciation	589,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Bluefield, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	12,463,000
Cost Capitalized Subsequent to Acquisition	32,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	12,495,000
Accumulated Depreciation	611,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Brookline, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,760,000
Initial Cost of Buildings & Improvements	9,217,000
Cost Capitalized Subsequent to Acquisition	2,540,000
Carrying Amount of Land	2,760,000
Carrying Amount of Buildings and Improvements	11,757,000
Accumulated Depreciation	554,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Brooklyn Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290,000
Initial Cost of Buildings & Improvements	16,329,000
Cost Capitalized Subsequent to Acquisition	29,000
Carrying Amount of Land	1,290,000
Carrying Amount of Buildings and Improvements	16,358,000
Accumulated Depreciation	808,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Burleson, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	670,000
Initial Cost of Buildings & Improvements	13,985,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	670,000
Carrying Amount of Buildings and Improvements	13,985,000
Accumulated Depreciation	630,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Burlington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700,000
Initial Cost of Buildings & Improvements	12,554,000
Cost Capitalized Subsequent to Acquisition	382,000
Carrying Amount of Land	1,700,000
Carrying Amount of Buildings and Improvements	12,936,000
Accumulated Depreciation	716,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Burlington, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170,000
Initial Cost of Buildings & Improvements	19,205,000
Cost Capitalized Subsequent to Acquisition	167,000
Carrying Amount of Land	1,170,000
Carrying Amount of Buildings and Improvements	19,372,000
Accumulated Depreciation	820,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Cambridge, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490,000
Initial Cost of Buildings & Improvements	15,843,000
Cost Capitalized Subsequent to Acquisition	207,000
Carrying Amount of Land	490,000
Carrying Amount of Buildings and Improvements	16,050,000
Accumulated Depreciation	767,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Catonsville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330,000
Initial Cost of Buildings & Improvements	15,003,000
Cost Capitalized Subsequent to Acquisition	549,000
Carrying Amount of Land	1,330,000
Carrying Amount of Buildings and Improvements	15,552,000
Accumulated Depreciation	759,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Cedar Grove, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830,000
Initial Cost of Buildings & Improvements	10,939,000
Cost Capitalized Subsequent to Acquisition	10,000
Carrying Amount of Land	1,830,000
Carrying Amount of Buildings and Improvements	10,949,000
Accumulated Depreciation	567,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Cedar Grove, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850,000
Initial Cost of Buildings & Improvements	27,737,000
Cost Capitalized Subsequent to Acquisition	21,000
Carrying Amount of Land	2,850,000
Carrying Amount of Buildings and Improvements	27,757,000
Accumulated Depreciation	1,352,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Centreville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	14,602,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	14,602,000
Accumulated Depreciation	726,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | Charles Town, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230,000
Initial Cost of Buildings & Improvements	22,834,000
Cost Capitalized Subsequent to Acquisition	29,000
Carrying Amount of Land	230,000
Carrying Amount of Buildings and Improvements	22,863,000
Accumulated Depreciation	1,057,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Charleston, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440,000
Initial Cost of Buildings & Improvements	17,575,000
Cost Capitalized Subsequent to Acquisition	47,000
Carrying Amount of Land	440,000
Carrying Amount of Buildings and Improvements	17,622,000
Accumulated Depreciation	823,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Charleston, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410,000
Initial Cost of Buildings & Improvements	5,430,000
Cost Capitalized Subsequent to Acquisition	13,000
Carrying Amount of Land	410,000
Carrying Amount of Buildings and Improvements	5,444,000
Accumulated Depreciation	287,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Cinnaminson, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860,000
Initial Cost of Buildings & Improvements	6,663,000
Cost Capitalized Subsequent to Acquisition	149,000
Carrying Amount of Land	860,000
Carrying Amount of Buildings and Improvements	6,812,000
Accumulated Depreciation	375,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Clark Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	11,179,000
Cost Capitalized Subsequent to Acquisition	15,000
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	11,194,000
Accumulated Depreciation	576,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Clarks Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400,000
Initial Cost of Buildings & Improvements	6,529,000
Cost Capitalized Subsequent to Acquisition	54,000
Carrying Amount of Land	400,000
Carrying Amount of Buildings and Improvements	6,583,000
Accumulated Depreciation	344,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Cloquet, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340,000
Initial Cost of Buildings & Improvements	4,660,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340,000
Carrying Amount of Buildings and Improvements	4,660,000
Accumulated Depreciation	165,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Colchester, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980,000
Initial Cost of Buildings & Improvements	4,860,000
Cost Capitalized Subsequent to Acquisition	495,000
Carrying Amount of Land	980,000
Carrying Amount of Buildings and Improvements	5,355,000
Accumulated Depreciation	313,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Columbia Heights, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	825,000
Initial Cost of Buildings & Improvements	14,175,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	825,000
Carrying Amount of Buildings and Improvements	14,175,000
Accumulated Depreciation	469,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Concord, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780,000
Initial Cost of Buildings & Improvements	18,423,000
Cost Capitalized Subsequent to Acquisition	378,000
Carrying Amount of Land	780,000
Carrying Amount of Buildings and Improvements	18,801,000
Accumulated Depreciation	867,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Concord, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760,000
Initial Cost of Buildings & Improvements	43,179,000
Cost Capitalized Subsequent to Acquisition	545,000
Carrying Amount of Land	1,760,000
Carrying Amount of Buildings and Improvements	43,724,000
Accumulated Depreciation	2,021,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Concord, NH 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720,000
Initial Cost of Buildings & Improvements	3,041,000
Cost Capitalized Subsequent to Acquisition	203,000
Carrying Amount of Land	720,000
Carrying Amount of Buildings and Improvements	3,245,000
Accumulated Depreciation	188,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Daniels, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	17,320,000
Cost Capitalized Subsequent to Acquisition	49,000
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	17,370,000
Accumulated Depreciation	808,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Dover, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400,000
Initial Cost of Buildings & Improvements	7,717,000
Cost Capitalized Subsequent to Acquisition	38,000
Carrying Amount of Land	400,000
Carrying Amount of Buildings and Improvements	7,755,000
Accumulated Depreciation	396,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Dover, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	22,266,000
Cost Capitalized Subsequent to Acquisition	90,000
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	22,356,000
Accumulated Depreciation	1,063,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Dundalk, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770,000
Initial Cost of Buildings & Improvements	32,047,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,770,000
Carrying Amount of Buildings and Improvements	32,047,000
Accumulated Depreciation	1,532,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1978
Seniors Housing Triple-net [Member] | East Brunswick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380,000
Initial Cost of Buildings & Improvements	34,229,000
Cost Capitalized Subsequent to Acquisition	87,000
Carrying Amount of Land	1,380,000
Carrying Amount of Buildings and Improvements	34,315,000
Accumulated Depreciation	1,198,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Easton, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	24,539,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	24,539,000
Accumulated Depreciation	1,205,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Eatontown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190,000
Initial Cost of Buildings & Improvements	23,358,000
Cost Capitalized Subsequent to Acquisition	67,000
Carrying Amount of Land	1,190,000
Carrying Amount of Buildings and Improvements	23,426,000
Accumulated Depreciation	1,138,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Hilltop, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480,000
Initial Cost of Buildings & Improvements	25,355,000
Cost Capitalized Subsequent to Acquisition	15,000
Carrying Amount of Land	480,000
Carrying Amount of Buildings and Improvements	25,370,000
Accumulated Depreciation	1,198,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Huntington, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800,000
Initial Cost of Buildings & Improvements	32,261,000
Cost Capitalized Subsequent to Acquisition	126,000
Carrying Amount of Land	800,000
Carrying Amount of Buildings and Improvements	32,387,000
Accumulated Depreciation	1,530,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Hurricane, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620,000
Initial Cost of Buildings & Improvements	21,454,000
Cost Capitalized Subsequent to Acquisition	805,000
Carrying Amount of Land	620,000
Carrying Amount of Buildings and Improvements	22,258,000
Accumulated Depreciation	1,041,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Keene, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530,000
Initial Cost of Buildings & Improvements	9,639,000
Cost Capitalized Subsequent to Acquisition	284,000
Carrying Amount of Land	530,000
Carrying Amount of Buildings and Improvements	9,923,000
Accumulated Depreciation	385,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Laconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	810,000
Initial Cost of Buildings & Improvements	14,434,000
Cost Capitalized Subsequent to Acquisition	483,000
Carrying Amount of Land	810,000
Carrying Amount of Buildings and Improvements	14,916,000
Accumulated Depreciation	711,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Lake Zurich, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470,000
Initial Cost of Buildings & Improvements	9,830,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,470,000
Carrying Amount of Buildings and Improvements	9,830,000
Accumulated Depreciation	459,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Lancaster, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430,000
Initial Cost of Buildings & Improvements	15,804,000
Cost Capitalized Subsequent to Acquisition	161,000
Carrying Amount of Land	430,000
Carrying Amount of Buildings and Improvements	15,964,000
Accumulated Depreciation	757,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Lancaster, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160,000
Initial Cost of Buildings & Improvements	434,000
Cost Capitalized Subsequent to Acquisition	28,000
Carrying Amount of Land	160,000
Carrying Amount of Buildings and Improvements	462,000
Accumulated Depreciation	42,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Lancaster, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890,000
Initial Cost of Buildings & Improvements	7,623,000
Cost Capitalized Subsequent to Acquisition	80,000
Carrying Amount of Land	890,000
Carrying Amount of Buildings and Improvements	7,702,000
Accumulated Depreciation	419,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1928
Seniors Housing Triple-net [Member] | Langhorne, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350,000
Initial Cost of Buildings & Improvements	24,881,000
Cost Capitalized Subsequent to Acquisition	117,000
Carrying Amount of Land	1,350,000
Carrying Amount of Buildings and Improvements	24,998,000
Accumulated Depreciation	1,221,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | La Plata, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700,000
Initial Cost of Buildings & Improvements	19,068,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700,000
Carrying Amount of Buildings and Improvements	19,068,000
Accumulated Depreciation	935,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1984
Seniors Housing Triple-net [Member] | Lebanon, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550,000
Initial Cost of Buildings & Improvements	20,138,000
Cost Capitalized Subsequent to Acquisition	64,000
Carrying Amount of Land	550,000
Carrying Amount of Buildings and Improvements	20,202,000
Accumulated Depreciation	962,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Leominster, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530,000
Initial Cost of Buildings & Improvements	6,201,000
Cost Capitalized Subsequent to Acquisition	25,000
Carrying Amount of Land	530,000
Carrying Amount of Buildings and Improvements	6,226,000
Accumulated Depreciation	348,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1966
Seniors Housing Triple-net [Member] | Lewisburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260,000
Initial Cost of Buildings & Improvements	3,699,000
Cost Capitalized Subsequent to Acquisition	70,000
Carrying Amount of Land	260,000
Carrying Amount of Buildings and Improvements	3,769,000
Accumulated Depreciation	210,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Libertyville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,500,000
Initial Cost of Buildings & Improvements	40,024,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,500,000
Carrying Amount of Buildings and Improvements	40,024,000
Accumulated Depreciation	1,848,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Lowell, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070,000
Initial Cost of Buildings & Improvements	13,481,000
Cost Capitalized Subsequent to Acquisition	92,000
Carrying Amount of Land	1,070,000
Carrying Amount of Buildings and Improvements	13,573,000
Accumulated Depreciation	694,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Lowell, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680,000
Initial Cost of Buildings & Improvements	3,378,000
Cost Capitalized Subsequent to Acquisition	30,000
Carrying Amount of Land	680,000
Carrying Amount of Buildings and Improvements	3,408,000
Accumulated Depreciation	213,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Lutherville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100,000
Initial Cost of Buildings & Improvements	19,786,000
Cost Capitalized Subsequent to Acquisition	1,579,000
Carrying Amount of Land	1,100,000
Carrying Amount of Buildings and Improvements	21,365,000
Accumulated Depreciation	969,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Macungie, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960,000
Initial Cost of Buildings & Improvements	29,033,000
Cost Capitalized Subsequent to Acquisition	17,000
Carrying Amount of Land	960,000
Carrying Amount of Buildings and Improvements	29,049,000
Accumulated Depreciation	1,364,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Manahawkin, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020,000
Initial Cost of Buildings & Improvements	20,361,000
Cost Capitalized Subsequent to Acquisition	122,000
Carrying Amount of Land	1,020,000
Carrying Amount of Buildings and Improvements	20,483,000
Accumulated Depreciation	991,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Manalapan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	22,624,000
Cost Capitalized Subsequent to Acquisition	56,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	22,680,000
Accumulated Depreciation	795,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Marlinton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270,000
Initial Cost of Buildings & Improvements	8,430,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	270,000
Carrying Amount of Buildings and Improvements	8,430,000
Accumulated Depreciation	418,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Marmet, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540,000
Initial Cost of Buildings & Improvements	26,483,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540,000
Carrying Amount of Buildings and Improvements	26,483,000
Accumulated Depreciation	1,225,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Martinsburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340,000
Initial Cost of Buildings & Improvements	17,180,000
Cost Capitalized Subsequent to Acquisition	31,000
Carrying Amount of Land	340,000
Carrying Amount of Buildings and Improvements	17,211,000
Accumulated Depreciation	802,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Matawan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830,000
Initial Cost of Buildings & Improvements	20,618,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830,000
Carrying Amount of Buildings and Improvements	20,618,000
Accumulated Depreciation	589,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Mendham, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240,000
Initial Cost of Buildings & Improvements	27,169,000
Cost Capitalized Subsequent to Acquisition	375,000
Carrying Amount of Land	1,240,000
Carrying Amount of Buildings and Improvements	27,544,000
Accumulated Depreciation	1,281,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Mercerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860,000
Initial Cost of Buildings & Improvements	9,929,000
Cost Capitalized Subsequent to Acquisition	109,000
Carrying Amount of Land	860,000
Carrying Amount of Buildings and Improvements	10,039,000
Accumulated Depreciation	518,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Meriden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300,000
Initial Cost of Buildings & Improvements	1,472,000
Cost Capitalized Subsequent to Acquisition	5,000
Carrying Amount of Land	1,300,000
Carrying Amount of Buildings and Improvements	1,477,000
Accumulated Depreciation	158,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Middletown, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,480,000
Initial Cost of Buildings & Improvements	19,703,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,480,000
Carrying Amount of Buildings and Improvements	19,703,000
Accumulated Depreciation	970,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Milford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400,000
Initial Cost of Buildings & Improvements	7,816,000
Cost Capitalized Subsequent to Acquisition	40,000
Carrying Amount of Land	400,000
Carrying Amount of Buildings and Improvements	7,855,000
Accumulated Depreciation	400,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Milford, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680,000
Initial Cost of Buildings & Improvements	19,216,000
Cost Capitalized Subsequent to Acquisition	56,000
Carrying Amount of Land	680,000
Carrying Amount of Buildings and Improvements	19,273,000
Accumulated Depreciation	940,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Millersville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680,000
Initial Cost of Buildings & Improvements	1,020,000
Cost Capitalized Subsequent to Acquisition	25,000
Carrying Amount of Land	680,000
Carrying Amount of Buildings and Improvements	1,045,000
Accumulated Depreciation	411,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Millville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840,000
Initial Cost of Buildings & Improvements	29,944,000
Cost Capitalized Subsequent to Acquisition	85,000
Carrying Amount of Land	840,000
Carrying Amount of Buildings and Improvements	30,030,000
Accumulated Depreciation	1,433,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Monmouth Junction, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720,000
Initial Cost of Buildings & Improvements	6,209,000
Cost Capitalized Subsequent to Acquisition	57,000
Carrying Amount of Land	720,000
Carrying Amount of Buildings and Improvements	6,266,000
Accumulated Depreciation	341,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Monroe Twp, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,160,000
Initial Cost of Buildings & Improvements	13,193,000
Cost Capitalized Subsequent to Acquisition	75,000
Carrying Amount of Land	1,160,000
Carrying Amount of Buildings and Improvements	13,268,000
Accumulated Depreciation	690,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Montville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500,000
Initial Cost of Buildings & Improvements	31,002,000
Cost Capitalized Subsequent to Acquisition	135,000
Carrying Amount of Land	3,500,000
Carrying Amount of Buildings and Improvements	31,137,000
Accumulated Depreciation	1,112,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Morgantown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190,000
Initial Cost of Buildings & Improvements	15,633,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190,000
Carrying Amount of Buildings and Improvements	15,633,000
Accumulated Depreciation	414,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Naperville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,470,000
Initial Cost of Buildings & Improvements	29,547,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,470,000
Carrying Amount of Buildings and Improvements	29,547,000
Accumulated Depreciation	1,390,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Naugatuck, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200,000
Initial Cost of Buildings & Improvements	15,826,000
Cost Capitalized Subsequent to Acquisition	99,000
Carrying Amount of Land	1,200,000
Carrying Amount of Buildings and Improvements	15,924,000
Accumulated Depreciation	781,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | New Braunfels, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200,000
Initial Cost of Buildings & Improvements	19,800,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200,000
Carrying Amount of Buildings and Improvements	19,800,000
Accumulated Depreciation	933,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Newport, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290,000
Initial Cost of Buildings & Improvements	3,867,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290,000
Carrying Amount of Buildings and Improvements	3,867,000
Accumulated Depreciation	211,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Norristown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200,000
Initial Cost of Buildings & Improvements	19,488,000
Cost Capitalized Subsequent to Acquisition	1,135,000
Carrying Amount of Land	1,200,000
Carrying Amount of Buildings and Improvements	20,623,000
Accumulated Depreciation	948,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950,000
Initial Cost of Buildings & Improvements	21,817,000
Cost Capitalized Subsequent to Acquisition	54,000
Carrying Amount of Land	950,000
Carrying Amount of Buildings and Improvements	21,870,000
Accumulated Depreciation	1,047,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | North Andover, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070,000
Initial Cost of Buildings & Improvements	17,341,000
Cost Capitalized Subsequent to Acquisition	1,293,000
Carrying Amount of Land	1,070,000
Carrying Amount of Buildings and Improvements	18,634,000
Accumulated Depreciation	879,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | North Cape May, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	22,266,000
Cost Capitalized Subsequent to Acquisition	36,000
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	22,302,000
Accumulated Depreciation	1,062,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Oak Hill, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240,000
Initial Cost of Buildings & Improvements	24,506,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240,000
Carrying Amount of Buildings and Improvements	24,506,000
Accumulated Depreciation	1,132,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Oak Hill, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170,000
Initial Cost of Buildings & Improvements	721,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170,000
Carrying Amount of Buildings and Improvements	721,000
Accumulated Depreciation	73,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Orwigsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650,000
Initial Cost of Buildings & Improvements	20,632,000
Cost Capitalized Subsequent to Acquisition	134,000
Carrying Amount of Land	650,000
Carrying Amount of Buildings and Improvements	20,766,000
Accumulated Depreciation	999,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Panama City Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	7,717,000
Cost Capitalized Subsequent to Acquisition	9,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	7,726,000
Accumulated Depreciation	322,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Parkersburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390,000
Initial Cost of Buildings & Improvements	21,288,000
Cost Capitalized Subsequent to Acquisition	643,000
Carrying Amount of Land	390,000
Carrying Amount of Buildings and Improvements	21,931,000
Accumulated Depreciation	1,012,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1979
Seniors Housing Triple-net [Member] | Parkville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350,000
Initial Cost of Buildings & Improvements	16,071,000
Cost Capitalized Subsequent to Acquisition	212,000
Carrying Amount of Land	1,350,000
Carrying Amount of Buildings and Improvements	16,284,000
Accumulated Depreciation	801,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Seniors Housing Triple-net [Member] | Parkville, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	791,000
Initial Cost of Buildings & Improvements	11,186,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	791,000
Carrying Amount of Buildings and Improvements	11,186,000
Accumulated Depreciation	571,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Parkville, MD 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100,000
Initial Cost of Buildings & Improvements	11,768,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100,000
Carrying Amount of Buildings and Improvements	11,768,000
Accumulated Depreciation	595,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Pennington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380,000
Initial Cost of Buildings & Improvements	27,620,000
Cost Capitalized Subsequent to Acquisition	426,000
Carrying Amount of Land	1,420,000
Carrying Amount of Buildings and Improvements	28,006,000
Accumulated Depreciation	860,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Pennsauken, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	10,780,000
Cost Capitalized Subsequent to Acquisition	179,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	10,959,000
Accumulated Depreciation	602,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Petoskey, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,293,000
Initial Cost of Land	860,000
Initial Cost of Buildings & Improvements	14,452,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860,000
Carrying Amount of Buildings and Improvements	14,452,000
Accumulated Depreciation	739,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Philadelphia, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700,000
Initial Cost of Buildings & Improvements	25,709,000
Cost Capitalized Subsequent to Acquisition	333,000
Carrying Amount of Land	2,700,000
Carrying Amount of Buildings and Improvements	26,041,000
Accumulated Depreciation	1,259,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1976
Seniors Housing Triple-net [Member] | Philadelphia, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930,000
Initial Cost of Buildings & Improvements	10,433,000
Cost Capitalized Subsequent to Acquisition	2,642,000
Carrying Amount of Land	2,930,000
Carrying Amount of Buildings and Improvements	13,075,000
Accumulated Depreciation	632,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1952
Seniors Housing Triple-net [Member] | Philadelphia, PA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540,000
Initial Cost of Buildings & Improvements	11,239,000
Cost Capitalized Subsequent to Acquisition	62,000
Carrying Amount of Land	540,000
Carrying Amount of Buildings and Improvements	11,302,000
Accumulated Depreciation	532,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Philadelphia, PA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,810,000
Initial Cost of Buildings & Improvements	16,898,000
Cost Capitalized Subsequent to Acquisition	32,000
Carrying Amount of Land	1,810,000
Carrying Amount of Buildings and Improvements	16,931,000
Accumulated Depreciation	902,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Seniors Housing Triple-net [Member] | Phillipsburg, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800,000
Initial Cost of Buildings & Improvements	21,175,000
Cost Capitalized Subsequent to Acquisition	193,000
Carrying Amount of Land	800,000
Carrying Amount of Buildings and Improvements	21,368,000
Accumulated Depreciation	1,044,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Phillipsburg, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300,000
Initial Cost of Buildings & Improvements	8,114,000
Cost Capitalized Subsequent to Acquisition	38,000
Carrying Amount of Land	300,000
Carrying Amount of Buildings and Improvements	8,151,000
Accumulated Depreciation	399,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Plainview, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,990,000
Initial Cost of Buildings & Improvements	11,969,000
Cost Capitalized Subsequent to Acquisition	94,000
Carrying Amount of Land	3,990,000
Carrying Amount of Buildings and Improvements	12,064,000
Accumulated Depreciation	480,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Pottsville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950,000
Initial Cost of Buildings & Improvements	26,964,000
Cost Capitalized Subsequent to Acquisition	202,000
Carrying Amount of Land	950,000
Carrying Amount of Buildings and Improvements	27,166,000
Accumulated Depreciation	1,319,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Princeton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730,000
Initial Cost of Buildings & Improvements	30,888,000
Cost Capitalized Subsequent to Acquisition	817,000
Carrying Amount of Land	1,772,000
Carrying Amount of Buildings and Improvements	31,663,000
Accumulated Depreciation	977,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Quakertown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040,000
Initial Cost of Buildings & Improvements	25,389,000
Cost Capitalized Subsequent to Acquisition	72,000
Carrying Amount of Land	1,040,000
Carrying Amount of Buildings and Improvements	25,461,000
Accumulated Depreciation	1,213,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Reading, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980,000
Initial Cost of Buildings & Improvements	19,906,000
Cost Capitalized Subsequent to Acquisition	102,000
Carrying Amount of Land	980,000
Carrying Amount of Buildings and Improvements	20,008,000
Accumulated Depreciation	967,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Red Bank, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050,000
Initial Cost of Buildings & Improvements	21,275,000
Cost Capitalized Subsequent to Acquisition	97,000
Carrying Amount of Land	1,050,000
Carrying Amount of Buildings and Improvements	21,372,000
Accumulated Depreciation	748,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Ridgewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350,000
Initial Cost of Buildings & Improvements	16,170,000
Cost Capitalized Subsequent to Acquisition	478,000
Carrying Amount of Land	1,350,000
Carrying Amount of Buildings and Improvements	16,649,000
Accumulated Depreciation	780,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Seniors Housing Triple-net [Member] | Rockville Centre, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,290,000
Initial Cost of Buildings & Improvements	20,310,000
Cost Capitalized Subsequent to Acquisition	142,000
Carrying Amount of Land	4,290,000
Carrying Amount of Buildings and Improvements	20,452,000
Accumulated Depreciation	756,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Rockville, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500,000
Initial Cost of Buildings & Improvements	4,835,000
Cost Capitalized Subsequent to Acquisition	76,000
Carrying Amount of Land	1,500,000
Carrying Amount of Buildings and Improvements	4,911,000
Accumulated Depreciation	320,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1960
Seniors Housing Triple-net [Member] | Rutland, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190,000
Initial Cost of Buildings & Improvements	23,655,000
Cost Capitalized Subsequent to Acquisition	87,000
Carrying Amount of Land	1,190,000
Carrying Amount of Buildings and Improvements	23,743,000
Accumulated Depreciation	1,151,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Sanatoga, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980,000
Initial Cost of Buildings & Improvements	30,695,000
Cost Capitalized Subsequent to Acquisition	37,000
Carrying Amount of Land	980,000
Carrying Amount of Buildings and Improvements	30,733,000
Accumulated Depreciation	1,439,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Scott Depot, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350,000
Initial Cost of Buildings & Improvements	6,876,000
Cost Capitalized Subsequent to Acquisition	58,000
Carrying Amount of Land	350,000
Carrying Amount of Buildings and Improvements	6,934,000
Accumulated Depreciation	351,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Triple-net [Member] | Seaford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720,000
Initial Cost of Buildings & Improvements	14,029,000
Cost Capitalized Subsequent to Acquisition	53,000
Carrying Amount of Land	720,000
Carrying Amount of Buildings and Improvements	14,082,000
Accumulated Depreciation	718,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Seniors Housing Triple-net [Member] | Severna Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120,000
Initial Cost of Buildings & Improvements	31,273,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,120,000
Carrying Amount of Buildings and Improvements	31,273,000
Accumulated Depreciation	1,472,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Shepherdstown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250,000
Initial Cost of Buildings & Improvements	13,806,000
Cost Capitalized Subsequent to Acquisition	14,000
Carrying Amount of Land	250,000
Carrying Amount of Buildings and Improvements	13,819,000
Accumulated Depreciation	650,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Shillington, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020,000
Initial Cost of Buildings & Improvements	19,569,000
Cost Capitalized Subsequent to Acquisition	118,000
Carrying Amount of Land	1,020,000
Carrying Amount of Buildings and Improvements	19,687,000
Accumulated Depreciation	956,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Sissonville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	23,948,000
Cost Capitalized Subsequent to Acquisition	54,000
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	24,003,000
Accumulated Depreciation	1,136,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1981
Seniors Housing Triple-net [Member] | Sisterville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200,000
Initial Cost of Buildings & Improvements	5,400,000
Cost Capitalized Subsequent to Acquisition	242,000
Carrying Amount of Land	200,000
Carrying Amount of Buildings and Improvements	5,642,000
Accumulated Depreciation	287,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Somerset, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010,000
Initial Cost of Buildings & Improvements	29,577,000
Cost Capitalized Subsequent to Acquisition	95,000
Carrying Amount of Land	1,010,000
Carrying Amount of Buildings and Improvements	29,671,000
Accumulated Depreciation	1,394,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Southbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,860,000
Initial Cost of Buildings & Improvements	23,613,000
Cost Capitalized Subsequent to Acquisition	958,000
Carrying Amount of Land	1,860,000
Carrying Amount of Buildings and Improvements	24,571,000
Accumulated Depreciation	1,102,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Spencer, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190,000
Initial Cost of Buildings & Improvements	8,810,000
Cost Capitalized Subsequent to Acquisition	28,000
Carrying Amount of Land	190,000
Carrying Amount of Buildings and Improvements	8,838,000
Accumulated Depreciation	431,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Spring House, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	10,780,000
Cost Capitalized Subsequent to Acquisition	156,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	10,936,000
Accumulated Depreciation	561,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | St. Charles, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580,000
Initial Cost of Buildings & Improvements	15,555,000
Cost Capitalized Subsequent to Acquisition	82,000
Carrying Amount of Land	580,000
Carrying Amount of Buildings and Improvements	15,636,000
Accumulated Depreciation	765,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Summit, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,080,000
Initial Cost of Buildings & Improvements	14,152,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,080,000
Carrying Amount of Buildings and Improvements	14,152,000
Accumulated Depreciation	660,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Thomasville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530,000
Initial Cost of Buildings & Improvements	13,899,000
Cost Capitalized Subsequent to Acquisition	409,000
Carrying Amount of Land	530,000
Carrying Amount of Buildings and Improvements	14,308,000
Accumulated Depreciation	569,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Seniors Housing Triple-net [Member] | Tomball, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050,000
Initial Cost of Buildings & Improvements	13,300,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050,000
Carrying Amount of Buildings and Improvements	13,300,000
Accumulated Depreciation	655,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Towson, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,180,000
Initial Cost of Buildings & Improvements	13,280,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,180,000
Carrying Amount of Buildings and Improvements	13,280,000
Accumulated Depreciation	667,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1973
Seniors Housing Triple-net [Member] | Trumbull, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,440,000
Initial Cost of Buildings & Improvements	43,384,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,440,000
Carrying Amount of Buildings and Improvements	43,384,000
Accumulated Depreciation	1,930,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Uniontown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310,000
Initial Cost of Buildings & Improvements	6,817,000
Cost Capitalized Subsequent to Acquisition	84,000
Carrying Amount of Land	310,000
Carrying Amount of Buildings and Improvements	6,901,000
Accumulated Depreciation	343,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1964
Seniors Housing Triple-net [Member] | Valley Falls, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080,000
Initial Cost of Buildings & Improvements	7,433,000
Cost Capitalized Subsequent to Acquisition	10,000
Carrying Amount of Land	1,080,000
Carrying Amount of Buildings and Improvements	7,443,000
Accumulated Depreciation	378,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800,000
Initial Cost of Buildings & Improvements	37,299,000
Cost Capitalized Subsequent to Acquisition	559,000
Carrying Amount of Land	1,800,000
Carrying Amount of Buildings and Improvements	37,858,000
Accumulated Depreciation	1,809,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Triple-net [Member] | Voorhees, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900,000
Initial Cost of Buildings & Improvements	26,040,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900,000
Carrying Amount of Buildings and Improvements	26,040,000
Accumulated Depreciation	1,278,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Waconia, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890,000
Initial Cost of Buildings & Improvements	14,726,000
Cost Capitalized Subsequent to Acquisition	4,334,000
Carrying Amount of Land	890,000
Carrying Amount of Buildings and Improvements	19,060,000
Accumulated Depreciation	547,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Wall, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,650,000
Initial Cost of Buildings & Improvements	25,350,000
Cost Capitalized Subsequent to Acquisition	355,000
Carrying Amount of Land	1,690,000
Carrying Amount of Buildings and Improvements	25,665,000
Accumulated Depreciation	792,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Seniors Housing Triple-net [Member] | Wallingford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490,000
Initial Cost of Buildings & Improvements	1,210,000
Cost Capitalized Subsequent to Acquisition	46,000
Carrying Amount of Land	490,000
Carrying Amount of Buildings and Improvements	1,256,000
Accumulated Depreciation	103,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Warren, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,000,000
Initial Cost of Buildings & Improvements	30,810,000
Cost Capitalized Subsequent to Acquisition	86,000
Carrying Amount of Land	2,000,000
Carrying Amount of Buildings and Improvements	30,896,000
Accumulated Depreciation	1,072,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Warwick, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530,000
Initial Cost of Buildings & Improvements	18,564,000
Cost Capitalized Subsequent to Acquisition	48,000
Carrying Amount of Land	1,530,000
Carrying Amount of Buildings and Improvements	18,612,000
Accumulated Depreciation	924,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Watchung, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,920,000
Initial Cost of Buildings & Improvements	24,880,000
Cost Capitalized Subsequent to Acquisition	346,000
Carrying Amount of Land	1,960,000
Carrying Amount of Buildings and Improvements	25,186,000
Accumulated Depreciation	778,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | West Chester, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350,000
Initial Cost of Buildings & Improvements	29,237,000
Cost Capitalized Subsequent to Acquisition	95,000
Carrying Amount of Land	1,350,000
Carrying Amount of Buildings and Improvements	29,332,000
Accumulated Depreciation	1,411,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | West Orange, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280,000
Initial Cost of Buildings & Improvements	10,687,000
Cost Capitalized Subsequent to Acquisition	168,000
Carrying Amount of Land	2,280,000
Carrying Amount of Buildings and Improvements	10,855,000
Accumulated Depreciation	580,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1963
Seniors Housing Triple-net [Member] | Westfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,270,000
Initial Cost of Buildings & Improvements	16,589,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,270,000
Carrying Amount of Buildings and Improvements	16,589,000
Accumulated Depreciation	890,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Westford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920,000
Initial Cost of Buildings & Improvements	13,829,000
Cost Capitalized Subsequent to Acquisition	203,000
Carrying Amount of Land	920,000
Carrying Amount of Buildings and Improvements	14,032,000
Accumulated Depreciation	695,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Seniors Housing Triple-net [Member] | Wilkes Barre, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610,000
Initial Cost of Buildings & Improvements	13,842,000
Cost Capitalized Subsequent to Acquisition	95,000
Carrying Amount of Land	610,000
Carrying Amount of Buildings and Improvements	13,937,000
Accumulated Depreciation	695,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Wilkes Barre, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570,000
Initial Cost of Buildings & Improvements	2,301,000
Cost Capitalized Subsequent to Acquisition	44,000
Carrying Amount of Land	570,000
Carrying Amount of Buildings and Improvements	2,345,000
Accumulated Depreciation	183,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Williamsport, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300,000
Initial Cost of Buildings & Improvements	4,946,000
Cost Capitalized Subsequent to Acquisition	280,000
Carrying Amount of Land	300,000
Carrying Amount of Buildings and Improvements	5,226,000
Accumulated Depreciation	263,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1991
Seniors Housing Triple-net [Member] | Williamsport, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620,000
Initial Cost of Buildings & Improvements	8,487,000
Cost Capitalized Subsequent to Acquisition	428,000
Carrying Amount of Land	620,000
Carrying Amount of Buildings and Improvements	8,914,000
Accumulated Depreciation	464,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Willow Grove, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300,000
Initial Cost of Buildings & Improvements	14,736,000
Cost Capitalized Subsequent to Acquisition	109,000
Carrying Amount of Land	1,300,000
Carrying Amount of Buildings and Improvements	14,845,000
Accumulated Depreciation	771,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1905
Seniors Housing Triple-net [Member] | Wilmington, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800,000
Initial Cost of Buildings & Improvements	9,494,000
Cost Capitalized Subsequent to Acquisition	57,000
Carrying Amount of Land	800,000
Carrying Amount of Buildings and Improvements	9,551,000
Accumulated Depreciation	493,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250,000
Initial Cost of Buildings & Improvements	8,539,000
Cost Capitalized Subsequent to Acquisition	1,700,000
Carrying Amount of Land	2,250,000
Carrying Amount of Buildings and Improvements	10,239,000
Accumulated Depreciation	502,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1969
Seniors Housing Triple-net [Member] | Windsor, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800,000
Initial Cost of Buildings & Improvements	600,000
Cost Capitalized Subsequent to Acquisition	944,000
Carrying Amount of Land	1,800,000
Carrying Amount of Buildings and Improvements	1,544,000
Accumulated Depreciation	100,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1974
Seniors Housing Triple-net [Member] | Wyncote, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700,000
Initial Cost of Buildings & Improvements	22,244,000
Cost Capitalized Subsequent to Acquisition	145,000
Carrying Amount of Land	2,700,000
Carrying Amount of Buildings and Improvements	22,389,000
Accumulated Depreciation	1,106,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1960
Seniors Housing Triple-net [Member] | Wyncote, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610,000
Initial Cost of Buildings & Improvements	21,256,000
Cost Capitalized Subsequent to Acquisition	182,000
Carrying Amount of Land	1,610,000
Carrying Amount of Buildings and Improvements	21,438,000
Accumulated Depreciation	1,009,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Wyncote, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	7,811,000
Cost Capitalized Subsequent to Acquisition	18,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	7,829,000
Accumulated Depreciation	386,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1889
Seniors Housing Triple-net [Member] | Agawam, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,230,000
Initial Cost of Buildings & Improvements	13,618,000
Cost Capitalized Subsequent to Acquisition	289,000
Carrying Amount of Land	1,230,000
Carrying Amount of Buildings and Improvements	13,906,000
Accumulated Depreciation	709,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1975
Seniors Housing Triple-net [Member] | Agawam, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930,000
Initial Cost of Buildings & Improvements	15,304,000
Cost Capitalized Subsequent to Acquisition	229,000
Carrying Amount of Land	930,000
Carrying Amount of Buildings and Improvements	15,533,000
Accumulated Depreciation	762,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1970
Seniors Housing Triple-net [Member] | Agawam, MA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920,000
Initial Cost of Buildings & Improvements	10,661,000
Cost Capitalized Subsequent to Acquisition	36,000
Carrying Amount of Land	920,000
Carrying Amount of Buildings and Improvements	10,697,000
Accumulated Depreciation	556,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Agawam, MA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920,000
Initial Cost of Buildings & Improvements	10,562,000
Cost Capitalized Subsequent to Acquisition	45,000
Carrying Amount of Land	920,000
Carrying Amount of Buildings and Improvements	10,607,000
Accumulated Depreciation	551,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1967
Seniors Housing Triple-net [Member] | Brick, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690,000
Initial Cost of Buildings & Improvements	17,125,000
Cost Capitalized Subsequent to Acquisition	51,000
Carrying Amount of Land	690,000
Carrying Amount of Buildings and Improvements	17,176,000
Accumulated Depreciation	880,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Bridgewater, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800,000
Initial Cost of Buildings & Improvements	31,810,000
Cost Capitalized Subsequent to Acquisition	40,000
Carrying Amount of Land	1,800,000
Carrying Amount of Buildings and Improvements	31,850,000
Accumulated Depreciation	1,124,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Longwood, FL 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260,000
Initial Cost of Buildings & Improvements	6,445,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260,000
Carrying Amount of Buildings and Improvements	6,445,000
Accumulated Depreciation	222,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Mcmurray, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440,000
Initial Cost of Buildings & Improvements	15,805,000
Cost Capitalized Subsequent to Acquisition	1,894,000
Carrying Amount of Land	1,440,000
Carrying Amount of Buildings and Improvements	17,699,000
Accumulated Depreciation	489,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Morton Grove, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900,000
Initial Cost of Buildings & Improvements	19,374,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900,000
Carrying Amount of Buildings and Improvements	19,374,000
Accumulated Depreciation	568,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | San Antonio, TX 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,912,000
Initial Cost of Land	640,000
Initial Cost of Buildings & Improvements	13,360,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640,000
Carrying Amount of Buildings and Improvements	13,360,000
Accumulated Depreciation	2,124,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Seniors Housing Triple-net [Member] | West Bend, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620,000
Initial Cost of Buildings & Improvements	17,790,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620,000
Carrying Amount of Buildings and Improvements	17,790,000
Accumulated Depreciation	472,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Aventura, FL AVT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,540,000
Initial Cost of Buildings & Improvements	33,986,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,540,000
Carrying Amount of Buildings and Improvements	33,986,000
Accumulated Depreciation	305,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Boca Raton, FL BOR2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440,000
Initial Cost of Buildings & Improvements	31,048,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,440,000
Carrying Amount of Buildings and Improvements	31,048,000
Accumulated Depreciation	275,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Bradenton, FL BRD7 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,031,000
Initial Cost of Land	480,000
Initial Cost of Buildings & Improvements	9,953,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480,000
Carrying Amount of Buildings and Improvements	9,953,000
Accumulated Depreciation	132,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Cape Coral, FL CPC2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,387,000
Initial Cost of Land	760,000
Initial Cost of Buildings & Improvements	18,868,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760,000
Carrying Amount of Buildings and Improvements	18,868,000
Accumulated Depreciation	254,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Chicago, IL CHI2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800,000
Initial Cost of Buildings & Improvements	19,256,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800,000
Carrying Amount of Buildings and Improvements	19,256,000
Accumulated Depreciation	313,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Chicago, IL CHI3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,900,000
Initial Cost of Buildings & Improvements	17,016,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,900,000
Carrying Amount of Buildings and Improvements	17,016,000
Accumulated Depreciation	280,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Clinton, MD CLI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,330,000
Initial Cost of Buildings & Improvements	20,876,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,330,000
Carrying Amount of Buildings and Improvements	20,876,000
Accumulated Depreciation	345,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Conyers, GA CYR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,740,000
Initial Cost of Buildings & Improvements	19,302,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,740,000
Carrying Amount of Buildings and Improvements	19,302,000
Accumulated Depreciation	171,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Cortland, NY CRT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700,000
Initial Cost of Buildings & Improvements	18,041,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700,000
Carrying Amount of Buildings and Improvements	18,041,000
Accumulated Depreciation	117,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Daphne, AL DPH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,880,000
Initial Cost of Buildings & Improvements	8,670,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,880,000
Carrying Amount of Buildings and Improvements	8,670,000
Accumulated Depreciation	155,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Edmond, OK EDM2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410,000
Initial Cost of Buildings & Improvements	8,388,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	410,000
Carrying Amount of Buildings and Improvements	8,388,000
Accumulated Depreciation	210,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Fairhope, AL FHP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570,000
Initial Cost of Buildings & Improvements	9,119,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	570,000
Carrying Amount of Buildings and Improvements	9,119,000
Accumulated Depreciation	162,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1987
Seniors Housing Triple-net [Member] | Fayetteville, GA FYV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560,000
Initial Cost of Buildings & Improvements	12,665,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560,000
Carrying Amount of Buildings and Improvements	12,665,000
Accumulated Depreciation	110,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1994
Seniors Housing Triple-net [Member] | Flower Mound, TX FMD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800,000
Initial Cost of Buildings & Improvements	8,414,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800,000
Carrying Amount of Buildings and Improvements	8,414,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Fredericksburg, VA FRD5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700,000
Initial Cost of Buildings & Improvements	22,016,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700,000
Carrying Amount of Buildings and Improvements	22,016,000
Accumulated Depreciation	143,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Granbury, TX GRB3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,550,000
Initial Cost of Buildings & Improvements	2,940,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,550,000
Carrying Amount of Buildings and Improvements	2,940,000
Accumulated Depreciation	26,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Grand Blanc, MI GDB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700,000
Initial Cost of Buildings & Improvements	7,843,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700,000
Carrying Amount of Buildings and Improvements	7,843,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Greendale, WI GND [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060,000
Initial Cost of Buildings & Improvements	35,383,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,060,000
Carrying Amount of Buildings and Improvements	35,383,000
Accumulated Depreciation	707,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Highland Park, IL HDP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,820,000
Initial Cost of Buildings & Improvements	15,832,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,820,000
Carrying Amount of Buildings and Improvements	15,832,000
Accumulated Depreciation	35,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Hollywood, FL HLY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240,000
Initial Cost of Buildings & Improvements	13,806,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240,000
Carrying Amount of Buildings and Improvements	13,806,000
Accumulated Depreciation	124,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Jackson, NJ JCS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,500,000
Initial Cost of Buildings & Improvements	26,405,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,500,000
Carrying Amount of Buildings and Improvements	26,405,000
Accumulated Depreciation	171,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Jacksonville Beach, FL JKB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,210,000
Initial Cost of Buildings & Improvements	26,207,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,210,000
Carrying Amount of Buildings and Improvements	26,207,000
Accumulated Depreciation	226,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Jupiter, FL JUP3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,100,000
Initial Cost of Buildings & Improvements	47,453,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,100,000
Carrying Amount of Buildings and Improvements	47,453,000
Accumulated Depreciation	303,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Kennesaw, GA KNW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940,000
Initial Cost of Buildings & Improvements	10,848,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940,000
Carrying Amount of Buildings and Improvements	10,848,000
Accumulated Depreciation	99,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Lake Barrington, IL LKB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400,000
Initial Cost of Buildings & Improvements	66,179,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,400,000
Carrying Amount of Buildings and Improvements	66,179,000
Accumulated Depreciation	421,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | Lakewood Ranch, FL LWR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650,000
Initial Cost of Buildings & Improvements	6,714,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650,000
Carrying Amount of Buildings and Improvements	6,714,000
Accumulated Depreciation	117,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Lakewood Ranch, FL LWR2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,569,000
Initial Cost of Land	1,000,000
Initial Cost of Buildings & Improvements	22,388,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,000,000
Carrying Amount of Buildings and Improvements	22,388,000
Accumulated Depreciation	295,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Triple-net [Member] | Lawrence, KS LWN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,797,000
Initial Cost of Land	250,000
Initial Cost of Buildings & Improvements	8,716,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250,000
Carrying Amount of Buildings and Improvements	8,716,000
Accumulated Depreciation	114,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1996
Seniors Housing Triple-net [Member] | Leicester, England LEI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,897,000
Initial Cost of Buildings & Improvements	30,240,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,897,000
Carrying Amount of Buildings and Improvements	30,240,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Lexington, KY LEX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850,000
Initial Cost of Buildings & Improvements	11,977,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850,000
Carrying Amount of Buildings and Improvements	11,977,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Loganville, GA LOG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,430,000
Initial Cost of Buildings & Improvements	22,912,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430,000
Carrying Amount of Buildings and Improvements	22,912,000
Accumulated Depreciation	215,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Mahwah, NJ MAH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	785,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	785,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Marietta, GA MRA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,270,000
Initial Cost of Buildings & Improvements	10,519,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,270,000
Carrying Amount of Buildings and Improvements	10,519,000
Accumulated Depreciation	94,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Norman, OK NRM2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,524,000
Initial Cost of Land	1,480,000
Initial Cost of Buildings & Improvements	33,330,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,480,000
Carrying Amount of Buildings and Improvements	33,330,000
Accumulated Depreciation	431,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1985
Seniors Housing Triple-net [Member] | Pella, IA PLL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870,000
Initial Cost of Buildings & Improvements	6,716,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870,000
Carrying Amount of Buildings and Improvements	6,716,000
Accumulated Depreciation	59,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Raleigh, NC RLH3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,506,000
Initial Cost of Land	3,530,000
Initial Cost of Buildings & Improvements	59,589,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,530,000
Carrying Amount of Buildings and Improvements	59,589,000
Accumulated Depreciation	395,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Raleigh, NC RLH4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,580,000
Initial Cost of Buildings & Improvements	16,837,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,580,000
Carrying Amount of Buildings and Improvements	16,837,000
Accumulated Depreciation	156,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1988
Seniors Housing Triple-net [Member] | Rockville, MD RCV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	16,398,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,398,000
Accumulated Depreciation	279,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1986
Seniors Housing Triple-net [Member] | Sand Springs, OK SSG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,792,000
Initial Cost of Land	910,000
Initial Cost of Buildings & Improvements	19,654,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	910,000
Carrying Amount of Buildings and Improvements	19,654,000
Accumulated Depreciation	259,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Sarasota, FL SRS6 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120,000
Initial Cost of Buildings & Improvements	12,489,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120,000
Carrying Amount of Buildings and Improvements	12,489,000
Accumulated Depreciation	114,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Triple-net [Member] | Sarasota, FL SRS7 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950,000
Initial Cost of Buildings & Improvements	8,825,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	950,000
Carrying Amount of Buildings and Improvements	8,825,000
Accumulated Depreciation	80,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Triple-net [Member] | Sarasota, FL SRS8 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880,000
Initial Cost of Buildings & Improvements	9,854,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880,000
Carrying Amount of Buildings and Improvements	9,854,000
Accumulated Depreciation	94,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1990
Seniors Housing Triple-net [Member] | Seaford, DE SEF2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830,000
Initial Cost of Buildings & Improvements	7,995,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830,000
Carrying Amount of Buildings and Improvements	7,995,000
Accumulated Depreciation	112,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1992
Seniors Housing Triple-net [Member] | Shelton, WA SHN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530,000
Initial Cost of Buildings & Improvements	17,049,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530,000
Carrying Amount of Buildings and Improvements	17,049,000
Accumulated Depreciation	237,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1989
Seniors Housing Triple-net [Member] | Silver Spring, MD SSP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,250,000
Initial Cost of Buildings & Improvements	7,278,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250,000
Carrying Amount of Buildings and Improvements	7,278,000
Accumulated Depreciation	125,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1952
Seniors Housing Triple-net [Member] | Silver Spring, MD SSP2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150,000
Initial Cost of Buildings & Improvements	9,252,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150,000
Carrying Amount of Buildings and Improvements	9,252,000
Accumulated Depreciation	152,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1968
Seniors Housing Triple-net [Member] | Superior, WI SUP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020,000
Initial Cost of Buildings & Improvements	13,735,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020,000
Carrying Amount of Buildings and Improvements	13,735,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 1900
Seniors Housing Triple-net [Member] | Takoma Park, MD TKP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300,000
Initial Cost of Buildings & Improvements	10,136,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300,000
Carrying Amount of Buildings and Improvements	10,136,000
Accumulated Depreciation	172,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1962
Seniors Housing Triple-net [Member] | Topeka, KS TPK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260,000
Initial Cost of Buildings & Improvements	12,712,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260,000
Carrying Amount of Buildings and Improvements	12,712,000
Accumulated Depreciation	173,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2011
Seniors Housing Triple-net [Member] | Walkersville, MD WKV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,650,000
Initial Cost of Buildings & Improvements	15,103,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,650,000
Carrying Amount of Buildings and Improvements	15,103,000
Accumulated Depreciation	250,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Triple-net [Member] | Waukee, IA WKE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,870,000
Initial Cost of Buildings & Improvements	31,878,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,870,000
Carrying Amount of Buildings and Improvements	31,878,000
Accumulated Depreciation	277,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2007
Seniors Housing Triple-net [Member] | Webster, NY WBT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800,000
Initial Cost of Buildings & Improvements	8,968,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800,000
Carrying Amount of Buildings and Improvements	8,968,000
Accumulated Depreciation	60,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | Webster, NY WBT2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300,000
Initial Cost of Buildings & Improvements	21,127,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300,000
Carrying Amount of Buildings and Improvements	21,127,000
Accumulated Depreciation	136,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Triple-net [Member] | West Chester, PA WEC4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290,000
Initial Cost of Buildings & Improvements	42,258,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,290,000
Carrying Amount of Buildings and Improvements	42,258,000
Accumulated Depreciation	844,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Triple-net [Member] | West Chester, PA WEC5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	11,894,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	11,894,000
Accumulated Depreciation	242,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Triple-net [Member] | Wichita, KS WTA3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,828,000
Initial Cost of Land	630,000
Initial Cost of Buildings & Improvements	19,747,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630,000
Carrying Amount of Buildings and Improvements	19,747,000
Accumulated Depreciation	257,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Triple-net [Member] | Willard, OH WLD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	730,000
Initial Cost of Buildings & Improvements	6,447,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730,000
Carrying Amount of Buildings and Improvements	6,447,000
Accumulated Depreciation	96,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Lapeer, MI LPE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220,000
Initial Cost of Buildings & Improvements	7,625,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	220,000
Carrying Amount of Buildings and Improvements	7,625,000
Accumulated Depreciation	82,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Melbourne, FL MEL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,540,000
Initial Cost of Buildings & Improvements	21,319,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,540,000
Carrying Amount of Buildings and Improvements	21,319,000
Accumulated Depreciation	503,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Tulsa, OK TUL5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,320,000
Initial Cost of Buildings & Improvements	10,087,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,320,000
Carrying Amount of Buildings and Improvements	10,087,000
Accumulated Depreciation	49,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Webster Grove, MO WEG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,790,000
Initial Cost of Buildings & Improvements	15,469,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,790,000
Carrying Amount of Buildings and Improvements	15,469,000
Accumulated Depreciation	137,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Seniors Housing Triple-net [Member] | Wichita, KS WTA2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760,000
Initial Cost of Buildings & Improvements	19,007,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760,000
Carrying Amount of Buildings and Improvements	19,007,000
Accumulated Depreciation	414,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	713,720,000
Initial Cost of Land	333,112,000
Initial Cost of Buildings & Improvements	4,027,512,000
Cost Capitalized Subsequent to Acquisition	127,413,000
Carrying Amount of Land	345,938,000
Carrying Amount of Buildings and Improvements	4,142,095,000
Accumulated Depreciation	456,935,000
Medical Facility [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300,000
Initial Cost of Buildings & Improvements	20,200,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300,000
Carrying Amount of Buildings and Improvements	20,200,000
Accumulated Depreciation	1,585,000
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2008
Medical Facility [Member] | Arcadia, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,750,000
Initial Cost of Land	5,408,000
Initial Cost of Buildings & Improvements	23,219,000
Cost Capitalized Subsequent to Acquisition	1,933,000
Carrying Amount of Land	5,618,000
Carrying Amount of Buildings and Improvements	24,942,000
Accumulated Depreciation	5,175,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1984
Medical Facility [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,931,000
Initial Cost of Buildings & Improvements	18,720,000
Cost Capitalized Subsequent to Acquisition	2,937,000
Carrying Amount of Land	5,301,000
Carrying Amount of Buildings and Improvements	21,287,000
Accumulated Depreciation	5,415,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,270,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,270,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1900
Medical Facility [Member] | Bartlett, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,215,000
Initial Cost of Land	187,000
Initial Cost of Buildings & Improvements	15,015,000
Cost Capitalized Subsequent to Acquisition	1,252,000
Carrying Amount of Land	187,000
Carrying Amount of Buildings and Improvements	16,267,000
Accumulated Depreciation	3,417,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Boynton Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,420,000
Initial Cost of Land	2,048,000
Initial Cost of Buildings & Improvements	7,692,000
Cost Capitalized Subsequent to Acquisition	375,000
Carrying Amount of Land	2,048,000
Carrying Amount of Buildings and Improvements	8,067,000
Accumulated Depreciation	2,140,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Boynton Beach Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,965,000
Initial Cost of Land	2,048,000
Initial Cost of Buildings & Improvements	7,403,000
Cost Capitalized Subsequent to Acquisition	964,000
Carrying Amount of Land	2,048,000
Carrying Amount of Buildings and Improvements	8,367,000
Accumulated Depreciation	1,855,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Boynton Beach Fl Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,921,000
Initial Cost of Land	214,000
Initial Cost of Buildings & Improvements	5,611,000
Cost Capitalized Subsequent to Acquisition	7,218,000
Carrying Amount of Land	117,000
Carrying Amount of Buildings and Improvements	12,927,000
Accumulated Depreciation	2,524,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1996
Medical Facility [Member] | Boardman, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80,000
Initial Cost of Buildings & Improvements	11,787,000
Cost Capitalized Subsequent to Acquisition	342,000
Carrying Amount of Land	80,000
Carrying Amount of Buildings and Improvements	12,130,000
Accumulated Depreciation	1,214,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Boardman Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200,000
Initial Cost of Buildings & Improvements	12,800,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200,000
Carrying Amount of Buildings and Improvements	12,800,000
Accumulated Depreciation	1,723,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2008
Medical Facility [Member] | Bellaire, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,551,000
Initial Cost of Buildings & Improvements	46,105,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,551,000
Carrying Amount of Buildings and Improvements	46,105,000
Accumulated Depreciation	7,883,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Medical Facility [Member] | Bellaire Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,972,000
Initial Cost of Buildings & Improvements	33,445,000
Cost Capitalized Subsequent to Acquisition	1,966,000
Carrying Amount of Land	2,972,000
Carrying Amount of Buildings and Improvements	35,412,000
Accumulated Depreciation	6,876,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2005
Medical Facility [Member] | Birmingham, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	52,000
Initial Cost of Buildings & Improvements	9,950,000
Cost Capitalized Subsequent to Acquisition	201,000
Carrying Amount of Land	52,000
Carrying Amount of Buildings and Improvements	10,151,000
Accumulated Depreciation	2,196,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1971
Medical Facility [Member] | Bowling Green, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,800,000
Initial Cost of Buildings & Improvements	26,700,000
Cost Capitalized Subsequent to Acquisition	149,000
Carrying Amount of Land	3,800,000
Carrying Amount of Buildings and Improvements	26,849,000
Accumulated Depreciation	3,066,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1992
Medical Facility [Member] | Bellevue, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,833,000
Cost Capitalized Subsequent to Acquisition	868,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,701,000
Accumulated Depreciation	1,525,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Bellevue Ne One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500,000
Initial Cost of Buildings & Improvements	109,719,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,500,000
Carrying Amount of Buildings and Improvements	109,719,000
Accumulated Depreciation	7,106,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Medical Facility [Member] | Boca Raton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,259,000
Initial Cost of Land	109,000
Initial Cost of Buildings & Improvements	34,002,000
Cost Capitalized Subsequent to Acquisition	2,096,000
Carrying Amount of Land	214,000
Carrying Amount of Buildings and Improvements	35,993,000
Accumulated Depreciation	7,475,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Bridgeton, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	30,221,000
Cost Capitalized Subsequent to Acquisition	278,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	30,499,000
Accumulated Depreciation	762,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Medical Facility [Member] | Cedar Grove, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	113,000
Initial Cost of Buildings & Improvements	618,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	113,000
Carrying Amount of Buildings and Improvements	618,000
Accumulated Depreciation	64,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Medical Facility [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,131,000
Initial Cost of Land	132,000
Initial Cost of Buildings & Improvements	12,829,000
Cost Capitalized Subsequent to Acquisition	302,000
Carrying Amount of Land	132,000
Carrying Amount of Buildings and Improvements	13,131,000
Accumulated Depreciation	2,881,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Coral Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,598,000
Initial Cost of Buildings & Improvements	10,627,000
Cost Capitalized Subsequent to Acquisition	1,080,000
Carrying Amount of Land	1,636,000
Carrying Amount of Buildings and Improvements	11,668,000
Accumulated Depreciation	3,068,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1992
Medical Facility [Member] | Dade City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,211,000
Initial Cost of Buildings & Improvements	5,511,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,211,000
Carrying Amount of Buildings and Improvements	5,511,000
Accumulated Depreciation	282,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Medical Facility [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,926,000
Initial Cost of Land	137,000
Initial Cost of Buildings & Improvements	28,690,000
Cost Capitalized Subsequent to Acquisition	1,067,000
Carrying Amount of Land	137,000
Carrying Amount of Buildings and Improvements	29,757,000
Accumulated Depreciation	6,340,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1995
Medical Facility [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,994,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	19,407,000
Cost Capitalized Subsequent to Acquisition	628,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,035,000
Accumulated Depreciation	3,560,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Delray Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,882,000
Initial Cost of Buildings & Improvements	34,767,000
Cost Capitalized Subsequent to Acquisition	4,857,000
Carrying Amount of Land	1,943,000
Carrying Amount of Buildings and Improvements	39,563,000
Accumulated Depreciation	9,440,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1985
Medical Facility [Member] | Edina, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310,000
Initial Cost of Buildings & Improvements	15,132,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310,000
Carrying Amount of Buildings and Improvements	15,132,000
Accumulated Depreciation	1,321,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Medical Facility [Member] | El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,005,000
Initial Cost of Land	677,000
Initial Cost of Buildings & Improvements	17,075,000
Cost Capitalized Subsequent to Acquisition	1,471,000
Carrying Amount of Land	677,000
Carrying Amount of Buildings and Improvements	18,546,000
Accumulated Depreciation	4,344,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | El Paso Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,400,000
Initial Cost of Buildings & Improvements	32,800,000
Cost Capitalized Subsequent to Acquisition	424,000
Carrying Amount of Land	2,400,000
Carrying Amount of Buildings and Improvements	33,224,000
Accumulated Depreciation	7,570,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2003
Medical Facility [Member] | El Paso Tx Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	6,700,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	6,700,000
Accumulated Depreciation	823,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2003
Medical Facility [Member] | Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,842,000
Initial Cost of Buildings & Improvements	26,010,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,842,000
Carrying Amount of Buildings and Improvements	26,010,000
Accumulated Depreciation	1,828,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Fayetteville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,202,000
Initial Cost of Land	959,000
Initial Cost of Buildings & Improvements	7,540,000
Cost Capitalized Subsequent to Acquisition	721,000
Carrying Amount of Land	986,000
Carrying Amount of Buildings and Improvements	8,234,000
Accumulated Depreciation	1,873,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Medical Facility [Member] | Fresno, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500,000
Initial Cost of Buildings & Improvements	35,800,000
Cost Capitalized Subsequent to Acquisition	118,000
Carrying Amount of Land	2,500,000
Carrying Amount of Buildings and Improvements	35,918,000
Accumulated Depreciation	4,109,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1991
Medical Facility [Member] | Franklin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,338,000
Initial Cost of Buildings & Improvements	12,138,000
Cost Capitalized Subsequent to Acquisition	1,468,000
Carrying Amount of Land	2,338,000
Carrying Amount of Buildings and Improvements	13,606,000
Accumulated Depreciation	2,740,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1988
Medical Facility [Member] | Franklin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,383,000
Initial Cost of Land	6,872,000
Initial Cost of Buildings & Improvements	7,550,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,872,000
Carrying Amount of Buildings and Improvements	7,550,000
Accumulated Depreciation	820,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Medical Facility [Member] | Frisco, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,881,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635,000
Cost Capitalized Subsequent to Acquisition	246,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,881,000
Accumulated Depreciation	3,859,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Frisco Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,309,000
Cost Capitalized Subsequent to Acquisition	1,566,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,875,000
Accumulated Depreciation	3,692,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Fort Wayne, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170,000
Initial Cost of Buildings & Improvements	8,232,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170,000
Carrying Amount of Buildings and Improvements	8,232,000
Accumulated Depreciation	1,204,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2006
Medical Facility [Member] | Green Bay, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,017,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,891,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,891,000
Accumulated Depreciation	1,429,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Green Bay Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	20,098,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,098,000
Accumulated Depreciation	1,892,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Glendale, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,960,000
Initial Cost of Land	37,000
Initial Cost of Buildings & Improvements	18,398,000
Cost Capitalized Subsequent to Acquisition	198,000
Carrying Amount of Land	37,000
Carrying Amount of Buildings and Improvements	18,596,000
Accumulated Depreciation	3,743,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2002
Medical Facility [Member] | Gallatin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	20,000
Initial Cost of Buildings & Improvements	19,432,000
Cost Capitalized Subsequent to Acquisition	478,000
Carrying Amount of Land	20,000
Carrying Amount of Buildings and Improvements	19,910,000
Accumulated Depreciation	2,761,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Medical Facility [Member] | Greeley, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	877,000
Initial Cost of Buildings & Improvements	6,706,000
Cost Capitalized Subsequent to Acquisition	125,000
Carrying Amount of Land	877,000
Carrying Amount of Buildings and Improvements	6,831,000
Accumulated Depreciation	1,700,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1997
Medical Facility [Member] | Germantown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,049,000
Initial Cost of Buildings & Improvements	12,456,000
Cost Capitalized Subsequent to Acquisition	597,000
Carrying Amount of Land	3,049,000
Carrying Amount of Buildings and Improvements	13,053,000
Accumulated Depreciation	2,721,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2002
Medical Facility [Member] | Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	970,000
Initial Cost of Buildings & Improvements	10,032,000
Cost Capitalized Subsequent to Acquisition	8,000
Carrying Amount of Land	970,000
Carrying Amount of Buildings and Improvements	10,040,000
Accumulated Depreciation	957,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Medical Facility [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,395,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	2,000
Carrying Amount of Land	10,388,000
Carrying Amount of Buildings and Improvements	9,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Medical Facility [Member] | Jupiter, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,972,000
Initial Cost of Land	2,252,000
Initial Cost of Buildings & Improvements	11,415,000
Cost Capitalized Subsequent to Acquisition	129,000
Carrying Amount of Land	2,252,000
Carrying Amount of Buildings and Improvements	11,544,000
Accumulated Depreciation	2,537,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2001
Medical Facility [Member] | Jupiter Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,336,000
Initial Cost of Land	2,825,000
Initial Cost of Buildings & Improvements	5,858,000
Cost Capitalized Subsequent to Acquisition	43,000
Carrying Amount of Land	2,825,000
Carrying Amount of Buildings and Improvements	5,901,000
Accumulated Depreciation	1,492,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Killeen, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760,000
Initial Cost of Buildings & Improvements	22,667,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760,000
Carrying Amount of Buildings and Improvements	22,667,000
Accumulated Depreciation	1,973,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,934,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,058,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,058,000
Accumulated Depreciation	1,696,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lafayette, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,928,000
Initial Cost of Buildings & Improvements	10,483,000
Cost Capitalized Subsequent to Acquisition	25,000
Carrying Amount of Land	1,928,000
Carrying Amount of Buildings and Improvements	10,509,000
Accumulated Depreciation	2,438,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lenexa, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,905,000
Initial Cost of Land	540,000
Initial Cost of Buildings & Improvements	16,013,000
Cost Capitalized Subsequent to Acquisition	2,347,000
Carrying Amount of Land	540,000
Carrying Amount of Buildings and Improvements	18,360,000
Accumulated Depreciation	1,459,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Medical Facility [Member] | Los Gatos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	488,000
Initial Cost of Buildings & Improvements	22,386,000
Cost Capitalized Subsequent to Acquisition	1,289,000
Carrying Amount of Land	488,000
Carrying Amount of Buildings and Improvements	23,675,000
Accumulated Depreciation	5,499,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,420,000
Initial Cost of Buildings & Improvements	29,692,000
Cost Capitalized Subsequent to Acquisition	9,000
Carrying Amount of Land	1,420,000
Carrying Amount of Buildings and Improvements	29,701,000
Accumulated Depreciation	3,671,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Medical Facility [Member] | Loxahatchee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,637,000
Initial Cost of Buildings & Improvements	5,048,000
Cost Capitalized Subsequent to Acquisition	842,000
Carrying Amount of Land	1,652,000
Carrying Amount of Buildings and Improvements	5,875,000
Accumulated Depreciation	1,269,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Loxahatchee Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340,000
Initial Cost of Buildings & Improvements	6,509,000
Cost Capitalized Subsequent to Acquisition	57,000
Carrying Amount of Land	1,345,000
Carrying Amount of Buildings and Improvements	6,561,000
Accumulated Depreciation	1,511,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Loxahatchee Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,600,000
Initial Cost of Land	1,553,000
Initial Cost of Buildings & Improvements	4,694,000
Cost Capitalized Subsequent to Acquisition	584,000
Carrying Amount of Land	1,567,000
Carrying Amount of Buildings and Improvements	5,264,000
Accumulated Depreciation	1,129,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1994
Medical Facility [Member] | Los Alamitos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,085,000
Initial Cost of Land	39,000
Initial Cost of Buildings & Improvements	18,635,000
Cost Capitalized Subsequent to Acquisition	412,000
Carrying Amount of Land	39,000
Carrying Amount of Buildings and Improvements	19,047,000
Accumulated Depreciation	3,858,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Medical Facility [Member] | Lake St Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240,000
Initial Cost of Buildings & Improvements	11,937,000
Cost Capitalized Subsequent to Acquisition	1,947,000
Carrying Amount of Land	240,000
Carrying Amount of Buildings and Improvements	13,884,000
Accumulated Depreciation	1,352,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2008
Medical Facility [Member] | Las Vegas, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,803,000
Initial Cost of Land	74,000
Initial Cost of Buildings & Improvements	15,287,000
Cost Capitalized Subsequent to Acquisition	419,000
Carrying Amount of Land	74,000
Carrying Amount of Buildings and Improvements	15,706,000
Accumulated Depreciation	3,637,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | Lakewood, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146,000
Initial Cost of Buildings & Improvements	14,885,000
Cost Capitalized Subsequent to Acquisition	1,146,000
Carrying Amount of Land	146,000
Carrying Amount of Buildings and Improvements	16,031,000
Accumulated Depreciation	3,110,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,134,000
Cost Capitalized Subsequent to Acquisition	210,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,344,000
Accumulated Depreciation	2,979,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2006
Medical Facility [Member] | Merrillville In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700,000
Initial Cost of Buildings & Improvements	11,699,000
Cost Capitalized Subsequent to Acquisition	154,000
Carrying Amount of Land	700,000
Carrying Amount of Buildings and Improvements	11,853,000
Accumulated Depreciation	1,484,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2008
Medical Facility [Member] | Marinette, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,548,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,538,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	13,538,000
Accumulated Depreciation	1,529,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Middletown, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,756,000
Initial Cost of Buildings & Improvements	20,364,000
Cost Capitalized Subsequent to Acquisition	1,188,000
Carrying Amount of Land	1,756,000
Carrying Amount of Buildings and Improvements	21,552,000
Accumulated Depreciation	6,070,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,558,000
Initial Cost of Buildings & Improvements	9,561,000
Cost Capitalized Subsequent to Acquisition	378,000
Carrying Amount of Land	1,558,000
Carrying Amount of Buildings and Improvements	9,939,000
Accumulated Depreciation	2,503,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1989
Medical Facility [Member] | Meridian, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,600,000
Initial Cost of Buildings & Improvements	20,802,000
Cost Capitalized Subsequent to Acquisition	251,000
Carrying Amount of Land	3,600,000
Carrying Amount of Buildings and Improvements	21,053,000
Accumulated Depreciation	5,365,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2008
Medical Facility [Member] | Marlton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	38,300,000
Cost Capitalized Subsequent to Acquisition	410,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	38,710,000
Accumulated Depreciation	4,400,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1994
Medical Facility [Member] | Morrow, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	818,000
Initial Cost of Buildings & Improvements	8,064,000
Cost Capitalized Subsequent to Acquisition	223,000
Carrying Amount of Land	843,000
Carrying Amount of Buildings and Improvements	8,261,000
Accumulated Depreciation	2,025,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1990
Medical Facility [Member] | Mount Juliet, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,456,000
Initial Cost of Land	1,566,000
Initial Cost of Buildings & Improvements	11,697,000
Cost Capitalized Subsequent to Acquisition	1,038,000
Carrying Amount of Land	1,566,000
Carrying Amount of Buildings and Improvements	12,735,000
Accumulated Depreciation	2,741,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2005
Medical Facility [Member] | Muskego, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,174,000
Initial Cost of Land	964,000
Initial Cost of Buildings & Improvements	2,158,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	964,000
Carrying Amount of Buildings and Improvements	2,159,000
Accumulated Depreciation	203,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Milwaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,429,000
Initial Cost of Land	540,000
Initial Cost of Buildings & Improvements	8,457,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540,000
Carrying Amount of Buildings and Improvements	8,457,000
Accumulated Depreciation	859,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1930
Medical Facility [Member] | Milwaukee Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,762,000
Initial Cost of Land	1,425,000
Initial Cost of Buildings & Improvements	11,519,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,425,000
Carrying Amount of Buildings and Improvements	11,520,000
Accumulated Depreciation	1,526,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1962
Medical Facility [Member] | Milwaukee Wi Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,442,000
Initial Cost of Land	922,000
Initial Cost of Buildings & Improvements	2,185,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	922,000
Carrying Amount of Buildings and Improvements	2,185,000
Accumulated Depreciation	362,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1958
Medical Facility [Member] | Milwaukee Wi Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,383,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	44,535,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	44,535,000
Accumulated Depreciation	4,091,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1983
Medical Facility [Member] | Merced, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,772,000
Cost Capitalized Subsequent to Acquisition	927,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,699,000
Accumulated Depreciation	1,525,000
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Medical Facility [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,806,000
Initial Cost of Buildings & Improvements	7,165,000
Cost Capitalized Subsequent to Acquisition	1,322,000
Carrying Amount of Land	1,806,000
Carrying Amount of Buildings and Improvements	8,487,000
Accumulated Depreciation	2,234,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1986
Medical Facility [Member] | Nashville Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,300,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	7,172,000
Carrying Amount of Land	11,472,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1900
Medical Facility [Member] | New Berlin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,527,000
Initial Cost of Land	3,739,000
Initial Cost of Buildings & Improvements	8,290,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,739,000
Carrying Amount of Buildings and Improvements	8,290,000
Accumulated Depreciation	845,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1993
Medical Facility [Member] | Niagara Falls, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,145,000
Initial Cost of Buildings & Improvements	10,574,000
Cost Capitalized Subsequent to Acquisition	228,000
Carrying Amount of Land	1,153,000
Carrying Amount of Buildings and Improvements	10,794,000
Accumulated Depreciation	2,797,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1995
Medical Facility [Member] | Orange Village, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610,000
Initial Cost of Buildings & Improvements	7,419,000
Cost Capitalized Subsequent to Acquisition	296,000
Carrying Amount of Land	610,000
Carrying Amount of Buildings and Improvements	7,715,000
Accumulated Depreciation	1,898,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1985
Medical Facility [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,339,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,339,000
Accumulated Depreciation	1,709,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Medical Facility [Member] | Oshkosh Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,338,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,881,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	15,881,000
Accumulated Depreciation	1,464,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Medical Facility [Member] | Palm Springs, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	365,000
Initial Cost of Buildings & Improvements	12,396,000
Cost Capitalized Subsequent to Acquisition	1,366,000
Carrying Amount of Land	365,000
Carrying Amount of Buildings and Improvements	13,762,000
Accumulated Depreciation	2,988,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Palm Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,666,000
Initial Cost of Land	739,000
Initial Cost of Buildings & Improvements	4,066,000
Cost Capitalized Subsequent to Acquisition	72,000
Carrying Amount of Land	739,000
Carrying Amount of Buildings and Improvements	4,137,000
Accumulated Depreciation	1,047,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | Palm Springs Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,182,000
Initial Cost of Buildings & Improvements	7,765,000
Cost Capitalized Subsequent to Acquisition	196,000
Carrying Amount of Land	1,182,000
Carrying Amount of Buildings and Improvements	7,961,000
Accumulated Depreciation	1,951,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Pearland, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	781,000
Initial Cost of Buildings & Improvements	5,517,000
Cost Capitalized Subsequent to Acquisition	132,000
Carrying Amount of Land	781,000
Carrying Amount of Buildings and Improvements	5,648,000
Accumulated Depreciation	1,322,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | Pearland Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,005,000
Initial Cost of Land	948,000
Initial Cost of Buildings & Improvements	4,556,000
Cost Capitalized Subsequent to Acquisition	115,000
Carrying Amount of Land	948,000
Carrying Amount of Buildings and Improvements	4,671,000
Accumulated Depreciation	1,084,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2002
Medical Facility [Member] | Phoenix, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	27,902,000
Initial Cost of Land	1,149,000
Initial Cost of Buildings & Improvements	48,018,000
Cost Capitalized Subsequent to Acquisition	10,952,000
Carrying Amount of Land	1,149,000
Carrying Amount of Buildings and Improvements	58,971,000
Accumulated Depreciation	11,468,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1998
Medical Facility [Member] | Pineville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	961,000
Initial Cost of Buildings & Improvements	6,974,000
Cost Capitalized Subsequent to Acquisition	2,107,000
Carrying Amount of Land	1,077,000
Carrying Amount of Buildings and Improvements	8,965,000
Accumulated Depreciation	1,928,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1988
Medical Facility [Member] | Plantation, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,428,000
Initial Cost of Land	8,563,000
Initial Cost of Buildings & Improvements	10,666,000
Cost Capitalized Subsequent to Acquisition	2,378,000
Carrying Amount of Land	8,575,000
Carrying Amount of Buildings and Improvements	13,033,000
Accumulated Depreciation	3,839,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Plantation Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,765,000
Initial Cost of Land	8,848,000
Initial Cost of Buildings & Improvements	9,262,000
Cost Capitalized Subsequent to Acquisition	249,000
Carrying Amount of Land	8,896,000
Carrying Amount of Buildings and Improvements	9,462,000
Accumulated Depreciation	4,775,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1996
Medical Facility [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,423,000
Initial Cost of Buildings & Improvements	20,752,000
Cost Capitalized Subsequent to Acquisition	56,000
Carrying Amount of Land	5,423,000
Carrying Amount of Buildings and Improvements	20,807,000
Accumulated Depreciation	5,855,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Medical Facility [Member] | Plymouth, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,370,000
Initial Cost of Land	1,250,000
Initial Cost of Buildings & Improvements	1,870,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250,000
Carrying Amount of Buildings and Improvements	1,870,000
Accumulated Depreciation	214,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1991
Medical Facility [Member] | Palmer, AK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,237,000
Initial Cost of Land	217,000
Initial Cost of Buildings & Improvements	29,705,000
Cost Capitalized Subsequent to Acquisition	745,000
Carrying Amount of Land	217,000
Carrying Amount of Buildings and Improvements	30,450,000
Accumulated Depreciation	5,671,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2006
Medical Facility [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	866,000
Initial Cost of Buildings & Improvements	12,756,000
Cost Capitalized Subsequent to Acquisition	913,000
Carrying Amount of Land	866,000
Carrying Amount of Buildings and Improvements	13,668,000
Accumulated Depreciation	2,764,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1990
Medical Facility [Member] | San Antonio Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050,000
Initial Cost of Buildings & Improvements	16,251,000
Cost Capitalized Subsequent to Acquisition	2,307,000
Carrying Amount of Land	2,050,000
Carrying Amount of Buildings and Improvements	18,559,000
Accumulated Depreciation	5,471,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1999
Medical Facility [Member] | San Antonio Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,303,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,303,000
Accumulated Depreciation	3,735,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2007
Medical Facility [Member] | San Bernardino, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700,000
Initial Cost of Buildings & Improvements	14,300,000
Cost Capitalized Subsequent to Acquisition	687,000
Carrying Amount of Land	3,700,000
Carrying Amount of Buildings and Improvements	14,987,000
Accumulated Depreciation	1,617,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1993
Medical Facility [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,003,000
Cost Capitalized Subsequent to Acquisition	1,845,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	23,848,000
Accumulated Depreciation	2,491,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1992
Medical Facility [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,360,000
Initial Cost of Buildings & Improvements	19,140,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,360,000
Carrying Amount of Buildings and Improvements	19,140,000
Accumulated Depreciation	670,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Medical Facility [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,410,000
Initial Cost of Buildings & Improvements	35,787,000
Cost Capitalized Subsequent to Acquisition	2,055,000
Carrying Amount of Land	4,410,000
Carrying Amount of Buildings and Improvements	37,843,000
Accumulated Depreciation	3,140,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2010
Medical Facility [Member] | Shakopee, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,932,000
Initial Cost of Land	420,000
Initial Cost of Buildings & Improvements	11,360,000
Cost Capitalized Subsequent to Acquisition	8,000
Carrying Amount of Land	420,000
Carrying Amount of Buildings and Improvements	11,368,000
Accumulated Depreciation	1,112,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1996
Medical Facility [Member] | Shakopee Mn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,743,000
Initial Cost of Land	640,000
Initial Cost of Buildings & Improvements	18,089,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640,000
Carrying Amount of Buildings and Improvements	18,089,000
Accumulated Depreciation	1,252,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,892,000
Initial Cost of Land	1,012,000
Initial Cost of Buildings & Improvements	2,216,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,012,000
Carrying Amount of Buildings and Improvements	2,216,000
Accumulated Depreciation	256,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1958
Medical Facility [Member] | Somerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400,000
Initial Cost of Buildings & Improvements	22,244,000
Cost Capitalized Subsequent to Acquisition	2,000
Carrying Amount of Land	3,400,000
Carrying Amount of Buildings and Improvements	22,246,000
Accumulated Depreciation	2,457,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2007
Medical Facility [Member] | St. Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,281,000
Initial Cost of Land	336,000
Initial Cost of Buildings & Improvements	17,247,000
Cost Capitalized Subsequent to Acquisition	939,000
Carrying Amount of Land	336,000
Carrying Amount of Buildings and Improvements	18,186,000
Accumulated Depreciation	3,851,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2001
Medical Facility [Member] | Suffolk, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530,000
Initial Cost of Buildings & Improvements	10,979,000
Cost Capitalized Subsequent to Acquisition	540,000
Carrying Amount of Land	1,538,000
Carrying Amount of Buildings and Improvements	11,511,000
Accumulated Depreciation	1,748,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2007
Medical Facility [Member] | Summit, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,899,000
Initial Cost of Buildings & Improvements	87,666,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,899,000
Carrying Amount of Buildings and Improvements	87,666,000
Accumulated Depreciation	11,954,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Medical Facility [Member] | Sewell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	53,360,000
Cost Capitalized Subsequent to Acquisition	4,355,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	57,715,000
Accumulated Depreciation	8,221,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2009
Medical Facility [Member] | Stafford, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,260,000
Cost Capitalized Subsequent to Acquisition	313,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,573,000
Accumulated Depreciation	1,323,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2009
Medical Facility [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,302,000
Initial Cost of Buildings & Improvements	4,925,000
Cost Capitalized Subsequent to Acquisition	662,000
Carrying Amount of Land	1,302,000
Carrying Amount of Buildings and Improvements	5,587,000
Accumulated Depreciation	1,377,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1995
Medical Facility [Member] | Tallahassee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,719,000
Cost Capitalized Subsequent to Acquisition	2,730,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,449,000
Accumulated Depreciation	1,295,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Tomball, Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,404,000
Initial Cost of Buildings & Improvements	5,071,000
Cost Capitalized Subsequent to Acquisition	880,000
Carrying Amount of Land	1,404,000
Carrying Amount of Buildings and Improvements	5,951,000
Accumulated Depreciation	1,721,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1982
Medical Facility [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,003,000
Initial Cost of Buildings & Improvements	6,025,000
Cost Capitalized Subsequent to Acquisition	20,000
Carrying Amount of Land	3,003,000
Carrying Amount of Buildings and Improvements	6,045,000
Accumulated Depreciation	1,955,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1992
Medical Facility [Member] | Van Nuys, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	36,187,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	36,187,000
Accumulated Depreciation	3,281,000
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 1991
Medical Facility [Member] | Pewaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,700,000
Initial Cost of Buildings & Improvements	20,669,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,700,000
Carrying Amount of Buildings and Improvements	20,669,000
Accumulated Depreciation	3,825,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2007
Medical Facility [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360,000
Initial Cost of Buildings & Improvements	5,940,000
Cost Capitalized Subsequent to Acquisition	8,178,000
Carrying Amount of Land	2,418,000
Carrying Amount of Buildings and Improvements	12,060,000
Accumulated Depreciation	3,056,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Wellington, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,071,000
Initial Cost of Land	388,000
Initial Cost of Buildings & Improvements	13,697,000
Cost Capitalized Subsequent to Acquisition	144,000
Carrying Amount of Land	388,000
Carrying Amount of Buildings and Improvements	13,841,000
Accumulated Depreciation	2,668,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2003
Medical Facility [Member] | Wellington Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,768,000
Initial Cost of Land	107,000
Initial Cost of Buildings & Improvements	16,933,000
Cost Capitalized Subsequent to Acquisition	381,000
Carrying Amount of Land	107,000
Carrying Amount of Buildings and Improvements	17,314,000
Accumulated Depreciation	3,181,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2000
Medical Facility [Member] | West Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,602,000
Initial Cost of Land	628,000
Initial Cost of Buildings & Improvements	14,740,000
Cost Capitalized Subsequent to Acquisition	121,000
Carrying Amount of Land	628,000
Carrying Amount of Buildings and Improvements	14,861,000
Accumulated Depreciation	3,332,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1993
Medical Facility [Member] | West Palm Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,092,000
Initial Cost of Land	610,000
Initial Cost of Buildings & Improvements	14,618,000
Cost Capitalized Subsequent to Acquisition	116,000
Carrying Amount of Land	610,000
Carrying Amount of Buildings and Improvements	14,734,000
Accumulated Depreciation	3,908,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | West Allis, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,475,000
Initial Cost of Land	1,106,000
Initial Cost of Buildings & Improvements	3,309,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,106,000
Carrying Amount of Buildings and Improvements	3,309,000
Accumulated Depreciation	456,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1961
Medical Facility [Member] | West Seneca, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,051,000
Initial Cost of Land	917,000
Initial Cost of Buildings & Improvements	22,435,000
Cost Capitalized Subsequent to Acquisition	1,759,000
Carrying Amount of Land	1,628,000
Carrying Amount of Buildings and Improvements	23,482,000
Accumulated Depreciation	4,871,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1990
Medical Facility [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,404,000
Initial Cost of Buildings & Improvements	24,251,000
Cost Capitalized Subsequent to Acquisition	1,313,000
Carrying Amount of Land	6,422,000
Carrying Amount of Buildings and Improvements	25,546,000
Accumulated Depreciation	4,899,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1997
Medical Facility [Member] | Alpharetta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	233,000
Initial Cost of Buildings & Improvements	18,205,000
Cost Capitalized Subsequent to Acquisition	763,000
Carrying Amount of Land	773,000
Carrying Amount of Buildings and Improvements	18,428,000
Accumulated Depreciation	1,037,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1993
Medical Facility [Member] | Alpharetta, GA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	498,000
Initial Cost of Buildings & Improvements	32,729,000
Cost Capitalized Subsequent to Acquisition	2,654,000
Carrying Amount of Land	1,769,000
Carrying Amount of Buildings and Improvements	34,111,000
Accumulated Depreciation	3,088,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Medical Facility [Member] | Alpharetta, GA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	417,000
Initial Cost of Buildings & Improvements	14,406,000
Cost Capitalized Subsequent to Acquisition	27,000
Carrying Amount of Land	476,000
Carrying Amount of Buildings and Improvements	14,375,000
Accumulated Depreciation	1,208,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Medical Facility [Member] | Alpharetta, GA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700,000
Initial Cost of Buildings & Improvements	162,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,862,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1900
Medical Facility [Member] | Alpharetta, GA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	628,000
Initial Cost of Buildings & Improvements	16,063,000
Cost Capitalized Subsequent to Acquisition	1,114,000
Carrying Amount of Land	555,000
Carrying Amount of Buildings and Improvements	17,250,000
Accumulated Depreciation	1,157,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Boerne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50,000
Initial Cost of Buildings & Improvements	13,317,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	50,000
Carrying Amount of Buildings and Improvements	13,317,000
Accumulated Depreciation	870,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Burleson, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,000
Initial Cost of Buildings & Improvements	11,619,000
Cost Capitalized Subsequent to Acquisition	220,000
Carrying Amount of Land	10,000
Carrying Amount of Buildings and Improvements	11,838,000
Accumulated Depreciation	871,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Carmel, IN 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280,000
Initial Cost of Buildings & Improvements	18,820,000
Cost Capitalized Subsequent to Acquisition	132,000
Carrying Amount of Land	2,280,000
Carrying Amount of Buildings and Improvements	18,952,000
Accumulated Depreciation	1,810,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Medical Facility [Member] | Carmel, IN 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,152,000
Initial Cost of Buildings & Improvements	18,591,000
Cost Capitalized Subsequent to Acquisition	2,837,000
Carrying Amount of Land	2,026,000
Carrying Amount of Buildings and Improvements	21,554,000
Accumulated Depreciation	2,171,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Dayton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	730,000
Initial Cost of Buildings & Improvements	6,515,000
Cost Capitalized Subsequent to Acquisition	145,000
Carrying Amount of Land	730,000
Carrying Amount of Buildings and Improvements	6,660,000
Accumulated Depreciation	548,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Medical Facility [Member] | Deerfield Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,408,000
Initial Cost of Buildings & Improvements	7,482,000
Cost Capitalized Subsequent to Acquisition	187,000
Carrying Amount of Land	2,408,000
Carrying Amount of Buildings and Improvements	7,668,000
Accumulated Depreciation	727,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Medical Facility [Member] | Mechanicsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350,000
Initial Cost of Buildings & Improvements	16,650,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350,000
Carrying Amount of Buildings and Improvements	16,650,000
Accumulated Depreciation	608,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Medical Facility [Member] | Merriam, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176,000
Initial Cost of Buildings & Improvements	7,189,000
Cost Capitalized Subsequent to Acquisition	220,000
Carrying Amount of Land	176,000
Carrying Amount of Buildings and Improvements	7,409,000
Accumulated Depreciation	1,290,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1972
Medical Facility [Member] | Merriam, KS 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	81,000
Initial Cost of Buildings & Improvements	3,122,000
Cost Capitalized Subsequent to Acquisition	430,000
Carrying Amount of Land	81,000
Carrying Amount of Buildings and Improvements	3,553,000
Accumulated Depreciation	259,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1980
Medical Facility [Member] | Merriam, KS 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	336,000
Initial Cost of Buildings & Improvements	12,972,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	336,000
Carrying Amount of Buildings and Improvements	12,972,000
Accumulated Depreciation	1,658,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1977
Medical Facility [Member] | Merriam, KS 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,356,000
Initial Cost of Land	182,000
Initial Cost of Buildings & Improvements	7,393,000
Cost Capitalized Subsequent to Acquisition	93,000
Carrying Amount of Land	182,000
Carrying Amount of Buildings and Improvements	7,486,000
Accumulated Depreciation	978,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1985
Medical Facility [Member] | Portland, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,697,000
Initial Cost of Land	655,000
Initial Cost of Buildings & Improvements	25,500,000
Cost Capitalized Subsequent to Acquisition	412,000
Carrying Amount of Land	655,000
Carrying Amount of Buildings and Improvements	25,912,000
Accumulated Depreciation	1,395,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Medical Facility [Member] | Raleigh, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,486,000
Initial Cost of Buildings & Improvements	11,200,000
Cost Capitalized Subsequent to Acquisition	1,762,000
Carrying Amount of Land	1,486,000
Carrying Amount of Buildings and Improvements	12,962,000
Accumulated Depreciation	1,064,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Rolla, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,931,000
Initial Cost of Buildings & Improvements	47,640,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,931,000
Carrying Amount of Buildings and Improvements	47,639,000
Accumulated Depreciation	1,984,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Medical Facility [Member] | Roswell, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,806,000
Initial Cost of Land	183,000
Initial Cost of Buildings & Improvements	5,851,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	183,000
Carrying Amount of Buildings and Improvements	5,851,000
Accumulated Depreciation	301,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2004
Medical Facility [Member] | Roswell, NM 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,078,000
Initial Cost of Land	883,000
Initial Cost of Buildings & Improvements	15,984,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	883,000
Carrying Amount of Buildings and Improvements	15,984,000
Accumulated Depreciation	680,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2006
Medical Facility [Member] | Roswell, NM 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	762,000
Initial Cost of Buildings & Improvements	17,171,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	762,000
Carrying Amount of Buildings and Improvements	17,171,000
Accumulated Depreciation	583,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Medical Facility [Member] | Ruston, LA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710,000
Initial Cost of Buildings & Improvements	9,790,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	710,000
Carrying Amount of Buildings and Improvements	9,790,000
Accumulated Depreciation	388,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Medical Facility [Member] | St. Paul, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,105,000
Initial Cost of Land	2,681,000
Initial Cost of Buildings & Improvements	39,507,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,681,000
Carrying Amount of Buildings and Improvements	39,507,000
Accumulated Depreciation	2,594,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Suffern, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	622,000
Initial Cost of Buildings & Improvements	35,220,000
Cost Capitalized Subsequent to Acquisition	1,985,000
Carrying Amount of Land	622,000
Carrying Amount of Buildings and Improvements	37,204,000
Accumulated Depreciation	1,558,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Tampa, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,319,000
Initial Cost of Buildings & Improvements	12,234,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,319,000
Carrying Amount of Buildings and Improvements	12,234,000
Accumulated Depreciation	536,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2003
Medical Facility [Member] | Virginia Beach, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	827,000
Initial Cost of Buildings & Improvements	18,289,000
Cost Capitalized Subsequent to Acquisition	237,000
Carrying Amount of Land	895,000
Carrying Amount of Buildings and Improvements	18,458,000
Accumulated Depreciation	1,647,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Medical Facility [Member] | Zephyrhills, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,875,000
Initial Cost of Buildings & Improvements	23,907,000
Cost Capitalized Subsequent to Acquisition	3,331,000
Carrying Amount of Land	3,875,000
Carrying Amount of Buildings and Improvements	27,237,000
Accumulated Depreciation	1,273,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1974
Medical Facility [Member] | Birmingham, AL 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	124,000
Initial Cost of Buildings & Improvements	12,238,000
Cost Capitalized Subsequent to Acquisition	141,000
Carrying Amount of Land	124,000
Carrying Amount of Buildings and Improvements	12,379,000
Accumulated Depreciation	2,593,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1985
Medical Facility [Member] | Birmingham, AL 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	476,000
Initial Cost of Buildings & Improvements	18,994,000
Cost Capitalized Subsequent to Acquisition	196,000
Carrying Amount of Land	476,000
Carrying Amount of Buildings and Improvements	19,190,000
Accumulated Depreciation	3,744,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1989
Medical Facility [Member] | Bridgeton, MO 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,359,000
Initial Cost of Land	450,000
Initial Cost of Buildings & Improvements	21,221,000
Cost Capitalized Subsequent to Acquisition	21,000
Carrying Amount of Land	450,000
Carrying Amount of Buildings and Improvements	21,242,000
Accumulated Depreciation	2,190,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2006
Medical Facility [Member] | Clarkson Valley, MO 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	35,592,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,592,000
Accumulated Depreciation	3,782,000
Year Acquired	Jan. 01, 2009
Year Built	Jan. 01, 2010
Medical Facility [Member] | Fort Worth, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450,000
Initial Cost of Buildings & Improvements	13,615,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450,000
Carrying Amount of Buildings and Improvements	13,615,000
Accumulated Depreciation	748,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Green Bay, WI 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,696,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,696,000
Accumulated Depreciation	1,529,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2002
Medical Facility [Member] | Lakeway, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,801,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,801,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1900
Medical Facility [Member] | Las Vegas, NV 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,319,000
Initial Cost of Buildings & Improvements	4,612,000
Cost Capitalized Subsequent to Acquisition	916,000
Carrying Amount of Land	2,319,000
Carrying Amount of Buildings and Improvements	5,527,000
Accumulated Depreciation	1,207,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 1991
Medical Facility [Member] | Las Vegas, NV 6 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,961,000
Initial Cost of Land	433,000
Initial Cost of Buildings & Improvements	6,921,000
Cost Capitalized Subsequent to Acquisition	202,000
Carrying Amount of Land	433,000
Carrying Amount of Buildings and Improvements	7,123,000
Accumulated Depreciation	1,570,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1997
Medical Facility [Member] | Las Vegas, NV 8 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,127,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,127,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1900
Medical Facility [Member] | Las Vegas, NV 9 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580,000
Initial Cost of Buildings & Improvements	23,420,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	580,000
Carrying Amount of Buildings and Improvements	23,420,000
Accumulated Depreciation	836,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2002
Medical Facility [Member] | Murrieta, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	46,520,000
Cost Capitalized Subsequent to Acquisition	484,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	47,004,000
Accumulated Depreciation	4,058,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Murrieta, CA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,800,000
Initial Cost of Buildings & Improvements	202,412,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,800,000
Carrying Amount of Buildings and Improvements	202,412,000
Accumulated Depreciation	8,393,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 2010
Medical Facility [Member] | Niagara Falls, NY 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	388,000
Initial Cost of Buildings & Improvements	7,870,000
Cost Capitalized Subsequent to Acquisition	47,000
Carrying Amount of Land	396,000
Carrying Amount of Buildings and Improvements	7,909,000
Accumulated Depreciation	1,517,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Oro Valley, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,011,000
Initial Cost of Land	89,000
Initial Cost of Buildings & Improvements	18,339,000
Cost Capitalized Subsequent to Acquisition	564,000
Carrying Amount of Land	89,000
Carrying Amount of Buildings and Improvements	18,902,000
Accumulated Depreciation	3,770,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2004
Medical Facility [Member] | Redmond, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,015,000
Initial Cost of Buildings & Improvements	26,697,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,015,000
Carrying Amount of Buildings and Improvements	26,697,000
Accumulated Depreciation	2,049,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2011
Medical Facility [Member] | Akron, OH 1350 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	821,000
Initial Cost of Buildings & Improvements	12,079,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	821,000
Carrying Amount of Buildings and Improvements	11,166,000
Accumulated Depreciation	914,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Medical Facility [Member] | Allen, TX 1312 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,080,000
Initial Cost of Land	726,000
Initial Cost of Buildings & Improvements	14,520,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	726,000
Carrying Amount of Buildings and Improvements	11,583,000
Accumulated Depreciation	2,937,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2006
Medical Facility [Member] | Atlanta, GA 1327 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,993,000
Initial Cost of Land	1,945,000
Initial Cost of Buildings & Improvements	23,437,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,945,000
Carrying Amount of Buildings and Improvements	19,296,000
Accumulated Depreciation	4,141,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1984
Medical Facility [Member] | Atlanta, GA 1329 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,745,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	42,468,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,724,000
Accumulated Depreciation	6,744,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2006
Medical Facility [Member] | Boca Raton, FL 1320 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	31,000
Initial Cost of Buildings & Improvements	11,659,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	31,000
Carrying Amount of Buildings and Improvements	9,808,000
Accumulated Depreciation	1,851,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1993
Medical Facility [Member] | Columbia, MD 1364 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,258,000
Initial Cost of Buildings & Improvements	18,861,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,258,000
Carrying Amount of Buildings and Improvements	17,030,000
Accumulated Depreciation	1,831,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Medical Facility [Member] | Columbus, OH 1353 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	415,000
Initial Cost of Buildings & Improvements	6,764,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	415,000
Carrying Amount of Buildings and Improvements	5,826,000
Accumulated Depreciation	938,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1994
Medical Facility [Member] | Dallas, TX 1313 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	28,450,000
Initial Cost of Land	462,000
Initial Cost of Buildings & Improvements	53,963,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	462,000
Carrying Amount of Buildings and Improvements	48,458,000
Accumulated Depreciation	5,505,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Medical Facility [Member] | Fort Wayne, IN 1340 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,822,000
Initial Cost of Land	1,105,000
Initial Cost of Buildings & Improvements	22,836,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,105,000
Carrying Amount of Buildings and Improvements	19,929,000
Accumulated Depreciation	2,907,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Medical Facility [Member] | Frisco, TX FRS3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130,000
Initial Cost of Buildings & Improvements	16,445,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	130,000
Carrying Amount of Buildings and Improvements	16,445,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Medical Facility [Member] | Grand Prairie, TX 1339 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	981,000
Initial Cost of Buildings & Improvements	6,086,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	981,000
Carrying Amount of Buildings and Improvements	5,178,000
Accumulated Depreciation	908,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Medical Facility [Member] | Greenwood, IN 1345 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,316,000
Initial Cost of Buildings & Improvements	26,384,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,316,000
Carrying Amount of Buildings and Improvements	22,549,000
Accumulated Depreciation	3,835,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Medical Facility [Member] | High Point, NC 1352 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,595,000
Initial Cost of Buildings & Improvements	29,013,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,595,000
Carrying Amount of Buildings and Improvements	24,799,000
Accumulated Depreciation	4,214,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Medical Facility [Member] | Houston, TX 1330 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,837,000
Initial Cost of Buildings & Improvements	32,986,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,837,000
Carrying Amount of Buildings and Improvements	27,105,000
Accumulated Depreciation	5,881,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Medical Facility [Member] | Houston, TX 1342 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,688,000
Initial Cost of Buildings & Improvements	13,302,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,688,000
Carrying Amount of Buildings and Improvements	11,227,000
Accumulated Depreciation	2,075,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2007
Medical Facility [Member] | Houston, TX 1343 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	12,815,000
Initial Cost of Buildings & Improvements	44,717,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	12,815,000
Carrying Amount of Buildings and Improvements	36,284,000
Accumulated Depreciation	8,433,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Medical Facility [Member] | Houston, TX 131601 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,000,000
Initial Cost of Land	378,000
Initial Cost of Buildings & Improvements	31,020,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	378,000
Carrying Amount of Buildings and Improvements	27,726,000
Accumulated Depreciation	3,294,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1981
Medical Facility [Member] | Houston, TX 131602 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	91,000
Initial Cost of Buildings & Improvements	11,136,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	91,000
Carrying Amount of Buildings and Improvements	9,676,000
Accumulated Depreciation	1,460,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1986
Medical Facility [Member] | Hudson, OH 1356 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,473,000
Initial Cost of Buildings & Improvements	13,622,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,473,000
Carrying Amount of Buildings and Improvements	12,157,000
Accumulated Depreciation	1,465,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2006
Medical Facility [Member] | Katy, TX 1341 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,099,000
Initial Cost of Buildings & Improvements	1,604,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,099,000
Carrying Amount of Buildings and Improvements	1,175,000
Accumulated Depreciation	429,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1986
Medical Facility [Member] | Lakewood, WA 1368 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,609,000
Initial Cost of Land	72,000
Initial Cost of Buildings & Improvements	15,958,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	72,000
Carrying Amount of Buildings and Improvements	14,892,000
Accumulated Depreciation	1,066,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Medical Facility [Member] | Mesquite, TX 1355 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	496,000
Initial Cost of Buildings & Improvements	3,834,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	496,000
Carrying Amount of Buildings and Improvements	3,380,000
Accumulated Depreciation	454,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2012
Medical Facility [Member] | Monticello, MN 1367 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,522,000
Initial Cost of Land	61,000
Initial Cost of Buildings & Improvements	18,489,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	61,000
Carrying Amount of Buildings and Improvements	17,160,000
Accumulated Depreciation	1,329,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2008
Medical Facility [Member] | Plano, TX 1314 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	54,620,000
Initial Cost of Land	793,000
Initial Cost of Buildings & Improvements	82,722,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	793,000
Carrying Amount of Buildings and Improvements	72,116,000
Accumulated Depreciation	10,605,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Medical Facility [Member] | Richmond, VA 1307 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,838,000
Initial Cost of Buildings & Improvements	26,305,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,838,000
Carrying Amount of Buildings and Improvements	22,790,000
Accumulated Depreciation	3,514,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2008
Medical Facility [Member] | Rockwall, TX 1315 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	132,000
Initial Cost of Buildings & Improvements	17,056,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	132,000
Carrying Amount of Buildings and Improvements	15,159,000
Accumulated Depreciation	1,897,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2008
Medical Facility [Member] | San Antonio, TX 1319 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,400,000
Initial Cost of Land	4,518,000
Initial Cost of Buildings & Improvements	29,905,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,518,000
Carrying Amount of Buildings and Improvements	26,378,000
Accumulated Depreciation	3,527,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1986
Medical Facility [Member] | Sarasota, FL 1289 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	62,000
Initial Cost of Buildings & Improvements	46,348,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	62,000
Carrying Amount of Buildings and Improvements	41,584,000
Accumulated Depreciation	4,764,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1990
Medical Facility [Member] | Southlake, TX 1317 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,680,000
Initial Cost of Land	592,000
Initial Cost of Buildings & Improvements	17,905,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	592,000
Carrying Amount of Buildings and Improvements	13,650,000
Accumulated Depreciation	4,255,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Medical Facility [Member] | Southlake, TX 1318 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,518,000
Initial Cost of Land	698,000
Initial Cost of Buildings & Improvements	30,524,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	698,000
Carrying Amount of Buildings and Improvements	21,017,000
Accumulated Depreciation	9,507,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Medical Facility [Member] | Sugar Land, TX 1363 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,905,000
Initial Cost of Land	3,513,000
Initial Cost of Buildings & Improvements	15,527,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,513,000
Carrying Amount of Buildings and Improvements	12,857,000
Accumulated Depreciation	2,670,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Medical Facility [Member] | Tampa, FL 1328 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,210,000
Initial Cost of Buildings & Improvements	19,572,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,210,000
Carrying Amount of Buildings and Improvements	15,756,000
Accumulated Depreciation	3,816,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2006
Medical Facility [Member] | Tampa, FL 1346 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,208,000
Initial Cost of Buildings & Improvements	6,464,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,208,000
Carrying Amount of Buildings and Improvements	5,779,000
Accumulated Depreciation	685,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1985
Medical Facility [Member] | Westerville, OH 1354 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,122,000
Initial Cost of Buildings & Improvements	5,403,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,122,000
Carrying Amount of Buildings and Improvements	4,781,000
Accumulated Depreciation	623,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Medical Facility [Member] | Harker Heights, TX 1335 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,907,000
Initial Cost of Buildings & Improvements	3,754,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,907,000
Carrying Amount of Buildings and Improvements	3,754,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member] | Moorestown, NJ 1296 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	52,645,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	50,772,000
Accumulated Depreciation	1,873,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member] | Mount Vernon, IL 1288 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	25,163,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	24,771,000
Accumulated Depreciation	392,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member] | Temple, TX 1305 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,900,000
Initial Cost of Buildings & Improvements	9,851,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,900,000
Carrying Amount of Buildings and Improvements	9,851,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2012
Medical Facility [Member] | Voorhees, NJ 1255 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	96,006,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	95,259,000
Accumulated Depreciation	746,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2012
Seniors Housing Operating [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,369,526,000
Initial Cost of Land	388,015,000
Initial Cost of Buildings & Improvements	4,239,499,000
Cost Capitalized Subsequent to Acquisition	131,030,000
Carrying Amount of Land	394,065,000
Carrying Amount of Buildings and Improvements	4,364,478,000
Accumulated Depreciation	390,907,000
Seniors Housing Operating [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,805,000
Initial Cost of Land	880,000
Initial Cost of Buildings & Improvements	10,044,000
Cost Capitalized Subsequent to Acquisition	83,000
Carrying Amount of Land	880,000
Carrying Amount of Buildings and Improvements	10,127,000
Accumulated Depreciation	1,119,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Albertville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,066,000
Initial Cost of Land	170,000
Initial Cost of Buildings & Improvements	6,203,000
Cost Capitalized Subsequent to Acquisition	158,000
Carrying Amount of Land	170,000
Carrying Amount of Buildings and Improvements	6,361,000
Accumulated Depreciation	672,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Albuquerque, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,657,000
Initial Cost of Land	1,270,000
Initial Cost of Buildings & Improvements	20,837,000
Cost Capitalized Subsequent to Acquisition	564,000
Carrying Amount of Land	1,272,000
Carrying Amount of Buildings and Improvements	21,399,000
Accumulated Depreciation	2,569,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Operating [Member] | Apple Valley, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,979,000
Initial Cost of Land	480,000
Initial Cost of Buildings & Improvements	16,639,000
Cost Capitalized Subsequent to Acquisition	107,000
Carrying Amount of Land	480,000
Carrying Amount of Buildings and Improvements	16,746,000
Accumulated Depreciation	2,083,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,791,000
Initial Cost of Land	2,058,000
Initial Cost of Buildings & Improvements	14,914,000
Cost Capitalized Subsequent to Acquisition	759,000
Carrying Amount of Land	2,059,000
Carrying Amount of Buildings and Improvements	15,672,000
Accumulated Depreciation	9,456,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,309,000
Initial Cost of Land	880,000
Initial Cost of Buildings & Improvements	9,520,000
Cost Capitalized Subsequent to Acquisition	546,000
Carrying Amount of Land	880,000
Carrying Amount of Buildings and Improvements	10,066,000
Accumulated Depreciation	3,817,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Azusa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570,000
Initial Cost of Buildings & Improvements	3,141,000
Cost Capitalized Subsequent to Acquisition	6,049,000
Carrying Amount of Land	570,000
Carrying Amount of Buildings and Improvements	9,190,000
Accumulated Depreciation	1,549,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1953
Seniors Housing Operating [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,860,000
Initial Cost of Land	1,500,000
Initial Cost of Buildings & Improvements	19,861,000
Cost Capitalized Subsequent to Acquisition	110,000
Carrying Amount of Land	1,500,000
Carrying Amount of Buildings and Improvements	19,971,000
Accumulated Depreciation	2,350,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,899,000
Initial Cost of Land	2,100,000
Initial Cost of Buildings & Improvements	14,616,000
Cost Capitalized Subsequent to Acquisition	95,000
Carrying Amount of Land	2,100,000
Carrying Amount of Buildings and Improvements	14,711,000
Accumulated Depreciation	1,736,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060,000
Initial Cost of Buildings & Improvements	109,388,000
Cost Capitalized Subsequent to Acquisition	2,602,000
Carrying Amount of Land	2,060,000
Carrying Amount of Buildings and Improvements	111,990,000
Accumulated Depreciation	7,006,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Citrus Heights, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,189,000
Initial Cost of Land	2,300,000
Initial Cost of Buildings & Improvements	31,876,000
Cost Capitalized Subsequent to Acquisition	428,000
Carrying Amount of Land	2,300,000
Carrying Amount of Buildings and Improvements	32,304,000
Accumulated Depreciation	3,897,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080,000
Initial Cost of Buildings & Improvements	9,655,000
Cost Capitalized Subsequent to Acquisition	116,000
Carrying Amount of Land	1,080,000
Carrying Amount of Buildings and Improvements	9,771,000
Accumulated Depreciation	891,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Davenport, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,403,000
Initial Cost of Buildings & Improvements	35,893,000
Cost Capitalized Subsequent to Acquisition	2,063,000
Carrying Amount of Land	1,403,000
Carrying Amount of Buildings and Improvements	37,956,000
Accumulated Depreciation	3,250,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Dublin, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,884,000
Initial Cost of Land	1,680,000
Initial Cost of Buildings & Improvements	43,423,000
Cost Capitalized Subsequent to Acquisition	941,000
Carrying Amount of Land	1,680,000
Carrying Amount of Buildings and Improvements	44,364,000
Accumulated Depreciation	4,501,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1990
Seniors Housing Operating [Member] | Encinitas, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460,000
Initial Cost of Buildings & Improvements	7,721,000
Cost Capitalized Subsequent to Acquisition	353,000
Carrying Amount of Land	1,460,000
Carrying Amount of Buildings and Improvements	8,074,000
Accumulated Depreciation	2,882,000
Year Acquired	Jan. 01, 2000
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Florence, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,267,000
Initial Cost of Land	353,000
Initial Cost of Buildings & Improvements	13,049,000
Cost Capitalized Subsequent to Acquisition	165,000
Carrying Amount of Land	350,000
Carrying Amount of Buildings and Improvements	13,217,000
Accumulated Depreciation	1,512,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Fremont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,780,000
Initial Cost of Land	3,400,000
Initial Cost of Buildings & Improvements	25,300,000
Cost Capitalized Subsequent to Acquisition	1,649,000
Carrying Amount of Land	3,400,000
Carrying Amount of Buildings and Improvements	26,949,000
Accumulated Depreciation	5,010,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Operating [Member] | Gardnerville, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,783,000
Initial Cost of Land	1,143,000
Initial Cost of Buildings & Improvements	10,831,000
Cost Capitalized Subsequent to Acquisition	694,000
Carrying Amount of Land	1,144,000
Carrying Amount of Buildings and Improvements	11,524,000
Accumulated Depreciation	7,408,000
Year Acquired	Jan. 01, 1998
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Gig Harbor, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,789,000
Initial Cost of Land	1,560,000
Initial Cost of Buildings & Improvements	15,947,000
Cost Capitalized Subsequent to Acquisition	71,000
Carrying Amount of Land	1,560,000
Carrying Amount of Buildings and Improvements	16,018,000
Accumulated Depreciation	1,843,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Gilroy, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760,000
Initial Cost of Buildings & Improvements	13,880,000
Cost Capitalized Subsequent to Acquisition	23,935,000
Carrying Amount of Land	1,520,000
Carrying Amount of Buildings and Improvements	37,055,000
Accumulated Depreciation	5,004,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,963,000
Initial Cost of Land	1,460,000
Initial Cost of Buildings & Improvements	24,093,000
Cost Capitalized Subsequent to Acquisition	203,000
Carrying Amount of Land	1,460,000
Carrying Amount of Buildings and Improvements	24,296,000
Accumulated Depreciation	3,001,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Hemet Ca One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,550,000
Initial Cost of Land	1,890,000
Initial Cost of Buildings & Improvements	28,606,000
Cost Capitalized Subsequent to Acquisition	449,000
Carrying Amount of Land	1,890,000
Carrying Amount of Buildings and Improvements	29,055,000
Accumulated Depreciation	4,961,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1989
Seniors Housing Operating [Member] | Hemet Ca Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430,000
Initial Cost of Buildings & Improvements	9,630,000
Cost Capitalized Subsequent to Acquisition	716,000
Carrying Amount of Land	430,000
Carrying Amount of Buildings and Improvements	10,346,000
Accumulated Depreciation	871,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Henderson, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880,000
Initial Cost of Buildings & Improvements	29,809,000
Cost Capitalized Subsequent to Acquisition	6,000
Carrying Amount of Land	880,000
Carrying Amount of Buildings and Improvements	29,816,000
Accumulated Depreciation	1,722,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,149,000
Initial Cost of Land	960,000
Initial Cost of Buildings & Improvements	27,598,000
Cost Capitalized Subsequent to Acquisition	143,000
Carrying Amount of Land	960,000
Carrying Amount of Buildings and Improvements	27,742,000
Accumulated Depreciation	2,609,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Irving, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,030,000
Initial Cost of Buildings & Improvements	6,823,000
Cost Capitalized Subsequent to Acquisition	638,000
Carrying Amount of Land	1,030,000
Carrying Amount of Buildings and Improvements	7,461,000
Accumulated Depreciation	919,000
Year Acquired	Jan. 01, 2007
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Kansas City, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,745,000
Initial Cost of Land	1,820,000
Initial Cost of Buildings & Improvements	34,898,000
Cost Capitalized Subsequent to Acquisition	1,473,000
Carrying Amount of Land	1,836,000
Carrying Amount of Buildings and Improvements	36,355,000
Accumulated Depreciation	4,077,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1980
Seniors Housing Operating [Member] | Kansas City Mo One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,030,000
Initial Cost of Land	1,930,000
Initial Cost of Buildings & Improvements	39,997,000
Cost Capitalized Subsequent to Acquisition	509,000
Carrying Amount of Land	1,943,000
Carrying Amount of Buildings and Improvements	40,493,000
Accumulated Depreciation	5,402,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Kennewick, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,866,000
Initial Cost of Land	1,820,000
Initial Cost of Buildings & Improvements	27,991,000
Cost Capitalized Subsequent to Acquisition	235,000
Carrying Amount of Land	1,820,000
Carrying Amount of Buildings and Improvements	28,226,000
Accumulated Depreciation	4,318,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	24,600,000
Initial Cost of Land	3,450,000
Initial Cost of Buildings & Improvements	38,709,000
Cost Capitalized Subsequent to Acquisition	15,000
Carrying Amount of Land	3,450,000
Carrying Amount of Buildings and Improvements	38,723,000
Accumulated Depreciation	2,570,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Lancaster, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,240,000
Initial Cost of Land	700,000
Initial Cost of Buildings & Improvements	15,295,000
Cost Capitalized Subsequent to Acquisition	106,000
Carrying Amount of Land	700,000
Carrying Amount of Buildings and Improvements	15,401,000
Accumulated Depreciation	2,075,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Loma Linda, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	67,816,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	114,438,000
Cost Capitalized Subsequent to Acquisition	153,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	114,591,000
Accumulated Depreciation	8,162,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Los Angeles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,430,000
Cost Capitalized Subsequent to Acquisition	494,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,924,000
Accumulated Depreciation	962,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1971
Seniors Housing Operating [Member] | Manteca, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,279,000
Initial Cost of Land	1,300,000
Initial Cost of Buildings & Improvements	12,125,000
Cost Capitalized Subsequent to Acquisition	1,423,000
Carrying Amount of Land	1,300,000
Carrying Amount of Buildings and Improvements	13,548,000
Accumulated Depreciation	2,608,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Marysville, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,652,000
Initial Cost of Land	620,000
Initial Cost of Buildings & Improvements	4,780,000
Cost Capitalized Subsequent to Acquisition	302,000
Carrying Amount of Land	620,000
Carrying Amount of Buildings and Improvements	5,082,000
Accumulated Depreciation	1,242,000
Year Acquired	Jan. 01, 2003
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,201,000
Initial Cost of Land	950,000
Initial Cost of Buildings & Improvements	9,087,000
Cost Capitalized Subsequent to Acquisition	576,000
Carrying Amount of Land	950,000
Carrying Amount of Buildings and Improvements	9,663,000
Accumulated Depreciation	3,228,000
Year Acquired	Jan. 01, 1999
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Mill Creek, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,622,000
Initial Cost of Land	10,150,000
Initial Cost of Buildings & Improvements	60,274,000
Cost Capitalized Subsequent to Acquisition	419,000
Carrying Amount of Land	10,150,000
Carrying Amount of Buildings and Improvements	60,693,000
Accumulated Depreciation	9,422,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Monroe, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,791,000
Initial Cost of Land	2,560,000
Initial Cost of Buildings & Improvements	34,460,000
Cost Capitalized Subsequent to Acquisition	243,000
Carrying Amount of Land	2,560,000
Carrying Amount of Buildings and Improvements	34,703,000
Accumulated Depreciation	4,098,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,716,000
Initial Cost of Buildings & Improvements	17,306,000
Cost Capitalized Subsequent to Acquisition	1,647,000
Carrying Amount of Land	1,716,000
Carrying Amount of Buildings and Improvements	18,953,000
Accumulated Depreciation	14,963,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Olympia, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,026,000
Initial Cost of Land	550,000
Initial Cost of Buildings & Improvements	16,689,000
Cost Capitalized Subsequent to Acquisition	195,000
Carrying Amount of Land	550,000
Carrying Amount of Buildings and Improvements	16,884,000
Accumulated Depreciation	1,976,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,286,000
Initial Cost of Land	840,000
Initial Cost of Buildings & Improvements	8,538,000
Cost Capitalized Subsequent to Acquisition	154,000
Carrying Amount of Land	840,000
Carrying Amount of Buildings and Improvements	8,691,000
Accumulated Depreciation	989,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Puyallup, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,586,000
Initial Cost of Land	1,150,000
Initial Cost of Buildings & Improvements	20,776,000
Cost Capitalized Subsequent to Acquisition	241,000
Carrying Amount of Land	1,150,000
Carrying Amount of Buildings and Improvements	21,017,000
Accumulated Depreciation	2,616,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1985
Seniors Housing Operating [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,585,000
Initial Cost of Land	1,350,000
Initial Cost of Buildings & Improvements	12,584,000
Cost Capitalized Subsequent to Acquisition	162,000
Carrying Amount of Land	1,350,000
Carrying Amount of Buildings and Improvements	12,746,000
Accumulated Depreciation	1,480,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,811,000
Initial Cost of Land	810,000
Initial Cost of Buildings & Improvements	16,351,000
Cost Capitalized Subsequent to Acquisition	147,000
Carrying Amount of Land	810,000
Carrying Amount of Buildings and Improvements	16,498,000
Accumulated Depreciation	1,638,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Rohnert Park, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,912,000
Initial Cost of Land	6,500,000
Initial Cost of Buildings & Improvements	18,700,000
Cost Capitalized Subsequent to Acquisition	1,519,000
Carrying Amount of Land	6,500,000
Carrying Amount of Buildings and Improvements	20,219,000
Accumulated Depreciation	3,798,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	854,000
Initial Cost of Buildings & Improvements	12,646,000
Cost Capitalized Subsequent to Acquisition	58,559,000
Carrying Amount of Land	6,114,000
Carrying Amount of Buildings and Improvements	65,945,000
Accumulated Depreciation	5,084,000
Year Acquired	Jan. 01, 2006
Year Built	Jan. 01, 2010
Seniors Housing Operating [Member] | Roswell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,000,000
Initial Cost of Land	1,107,000
Initial Cost of Buildings & Improvements	9,627,000
Cost Capitalized Subsequent to Acquisition	498,000
Carrying Amount of Land	1,107,000
Carrying Amount of Buildings and Improvements	10,125,000
Accumulated Depreciation	6,606,000
Year Acquired	Jan. 01, 1997
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,456,000
Initial Cost of Land	940,000
Initial Cost of Buildings & Improvements	14,781,000
Cost Capitalized Subsequent to Acquisition	112,000
Carrying Amount of Land	940,000
Carrying Amount of Buildings and Improvements	14,893,000
Accumulated Depreciation	1,842,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1978
Seniors Housing Operating [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,200,000
Initial Cost of Buildings & Improvements	30,707,000
Cost Capitalized Subsequent to Acquisition	4,000
Carrying Amount of Land	4,200,000
Carrying Amount of Buildings and Improvements	30,711,000
Accumulated Depreciation	865,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2011
Seniors Housing Operating [Member] | San Juan Capistrano, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390,000
Initial Cost of Buildings & Improvements	6,942,000
Cost Capitalized Subsequent to Acquisition	136,000
Carrying Amount of Land	1,390,000
Carrying Amount of Buildings and Improvements	7,078,000
Accumulated Depreciation	2,276,000
Year Acquired	Jan. 01, 2000
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | San Ramon, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,371,000
Initial Cost of Land	2,430,000
Initial Cost of Buildings & Improvements	17,488,000
Cost Capitalized Subsequent to Acquisition	68,000
Carrying Amount of Land	2,430,000
Carrying Amount of Buildings and Improvements	17,556,000
Accumulated Depreciation	2,060,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1989
Seniors Housing Operating [Member] | Scottsdale, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500,000
Initial Cost of Buildings & Improvements	3,890,000
Cost Capitalized Subsequent to Acquisition	853,000
Carrying Amount of Land	2,500,000
Carrying Amount of Buildings and Improvements	4,743,000
Accumulated Depreciation	572,000
Year Acquired	Jan. 01, 2008
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,758,000
Initial Cost of Land	5,190,000
Initial Cost of Buildings & Improvements	9,350,000
Cost Capitalized Subsequent to Acquisition	374,000
Carrying Amount of Land	5,190,000
Carrying Amount of Buildings and Improvements	9,724,000
Accumulated Depreciation	2,134,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1962
Seniors Housing Operating [Member] | Seattle Wa One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,575,000
Initial Cost of Land	3,420,000
Initial Cost of Buildings & Improvements	15,555,000
Cost Capitalized Subsequent to Acquisition	64,000
Carrying Amount of Land	3,420,000
Carrying Amount of Buildings and Improvements	15,619,000
Accumulated Depreciation	2,161,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Seattle Wa Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,263,000
Initial Cost of Land	2,630,000
Initial Cost of Buildings & Improvements	10,257,000
Cost Capitalized Subsequent to Acquisition	41,000
Carrying Amount of Land	2,630,000
Carrying Amount of Buildings and Improvements	10,298,000
Accumulated Depreciation	1,515,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2003
Seniors Housing Operating [Member] | Seattle Wa Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	28,965,000
Initial Cost of Land	10,670,000
Initial Cost of Buildings & Improvements	37,291,000
Cost Capitalized Subsequent to Acquisition	143,000
Carrying Amount of Land	10,670,000
Carrying Amount of Buildings and Improvements	37,434,000
Accumulated Depreciation	6,455,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Sonoma, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,082,000
Initial Cost of Land	1,100,000
Initial Cost of Buildings & Improvements	18,400,000
Cost Capitalized Subsequent to Acquisition	1,318,000
Carrying Amount of Land	1,100,000
Carrying Amount of Buildings and Improvements	19,718,000
Accumulated Depreciation	3,657,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Stanwood, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,922,000
Initial Cost of Land	2,260,000
Initial Cost of Buildings & Improvements	28,474,000
Cost Capitalized Subsequent to Acquisition	264,000
Carrying Amount of Land	2,260,000
Carrying Amount of Buildings and Improvements	28,738,000
Accumulated Depreciation	3,681,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Stockton, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,009,000
Initial Cost of Land	2,280,000
Initial Cost of Buildings & Improvements	5,983,000
Cost Capitalized Subsequent to Acquisition	149,000
Carrying Amount of Land	2,280,000
Carrying Amount of Buildings and Improvements	6,132,000
Accumulated Depreciation	930,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Toledo, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,352,000
Initial Cost of Land	2,040,000
Initial Cost of Buildings & Improvements	47,129,000
Cost Capitalized Subsequent to Acquisition	428,000
Carrying Amount of Land	2,040,000
Carrying Amount of Buildings and Improvements	47,557,000
Accumulated Depreciation	6,818,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1985
Seniors Housing Operating [Member] | Tulsa Ok One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,367,000
Initial Cost of Land	1,330,000
Initial Cost of Buildings & Improvements	21,285,000
Cost Capitalized Subsequent to Acquisition	293,000
Carrying Amount of Land	1,330,000
Carrying Amount of Buildings and Improvements	21,578,000
Accumulated Depreciation	2,709,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | Tulsa Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,321,000
Initial Cost of Land	1,500,000
Initial Cost of Buildings & Improvements	20,861,000
Cost Capitalized Subsequent to Acquisition	255,000
Carrying Amount of Land	1,500,000
Carrying Amount of Buildings and Improvements	21,116,000
Accumulated Depreciation	2,959,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1984
Seniors Housing Operating [Member] | Vacaville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,306,000
Initial Cost of Land	900,000
Initial Cost of Buildings & Improvements	17,100,000
Cost Capitalized Subsequent to Acquisition	1,335,000
Carrying Amount of Land	900,000
Carrying Amount of Buildings and Improvements	18,435,000
Accumulated Depreciation	3,481,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1987
Seniors Housing Operating [Member] | Vallejo, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,322,000
Initial Cost of Land	4,000,000
Initial Cost of Buildings & Improvements	18,000,000
Cost Capitalized Subsequent to Acquisition	1,786,000
Carrying Amount of Land	4,000,000
Carrying Amount of Buildings and Improvements	19,786,000
Accumulated Depreciation	3,674,000
Year Acquired	Jan. 01, 2005
Year Built	Jan. 01, 1989
Seniors Housing Operating [Member] | Vallejo Ca One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,550,000
Initial Cost of Land	2,330,000
Initial Cost of Buildings & Improvements	15,407,000
Cost Capitalized Subsequent to Acquisition	95,000
Carrying Amount of Land	2,330,000
Carrying Amount of Buildings and Improvements	15,502,000
Accumulated Depreciation	2,153,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1990
Seniors Housing Operating [Member] | Vancouver, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,011,000
Initial Cost of Land	1,820,000
Initial Cost of Buildings & Improvements	19,042,000
Cost Capitalized Subsequent to Acquisition	107,000
Carrying Amount of Land	1,820,000
Carrying Amount of Buildings and Improvements	19,149,000
Accumulated Depreciation	2,425,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 2006
Seniors Housing Operating [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,629,000
Initial Cost of Land	2,460,000
Initial Cost of Buildings & Improvements	39,547,000
Cost Capitalized Subsequent to Acquisition	368,000
Carrying Amount of Land	2,460,000
Carrying Amount of Buildings and Improvements	39,915,000
Accumulated Depreciation	6,036,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Whittier, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,605,000
Initial Cost of Land	4,470,000
Initial Cost of Buildings & Improvements	22,151,000
Cost Capitalized Subsequent to Acquisition	277,000
Carrying Amount of Land	4,470,000
Carrying Amount of Buildings and Improvements	22,428,000
Accumulated Depreciation	4,200,000
Year Acquired	Jan. 01, 2010
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,500,000
Initial Cost of Land	1,140,000
Initial Cost of Buildings & Improvements	21,664,000
Cost Capitalized Subsequent to Acquisition	235,000
Carrying Amount of Land	1,140,000
Carrying Amount of Buildings and Improvements	21,899,000
Accumulated Depreciation	2,145,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,530,000
Initial Cost of Land	1,960,000
Initial Cost of Buildings & Improvements	34,976,000
Cost Capitalized Subsequent to Acquisition	209,000
Carrying Amount of Land	1,960,000
Carrying Amount of Buildings and Improvements	35,185,000
Accumulated Depreciation	3,882,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1995
Seniors Housing Operating [Member] | Alhambra, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,012,000
Initial Cost of Land	600,000
Initial Cost of Buildings & Improvements	6,305,000
Cost Capitalized Subsequent to Acquisition	52,000
Carrying Amount of Land	600,000
Carrying Amount of Buildings and Improvements	6,357,000
Accumulated Depreciation	554,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1923
Seniors Housing Operating [Member] | Avon, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,033,000
Initial Cost of Land	1,550,000
Initial Cost of Buildings & Improvements	30,571,000
Cost Capitalized Subsequent to Acquisition	159,000
Carrying Amount of Land	1,550,000
Carrying Amount of Buildings and Improvements	30,731,000
Accumulated Depreciation	4,460,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Belmont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,000,000
Initial Cost of Buildings & Improvements	23,526,000
Cost Capitalized Subsequent to Acquisition	246,000
Carrying Amount of Land	3,000,000
Carrying Amount of Buildings and Improvements	23,771,000
Accumulated Depreciation	2,651,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1971
Seniors Housing Operating [Member] | Brookfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,414,000
Initial Cost of Land	2,250,000
Initial Cost of Buildings & Improvements	30,180,000
Cost Capitalized Subsequent to Acquisition	172,000
Carrying Amount of Land	2,250,000
Carrying Amount of Buildings and Improvements	30,352,000
Accumulated Depreciation	3,650,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Cardiff by Sea, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	41,836,000
Initial Cost of Land	5,880,000
Initial Cost of Buildings & Improvements	64,711,000
Cost Capitalized Subsequent to Acquisition	66,000
Carrying Amount of Land	5,880,000
Carrying Amount of Buildings and Improvements	64,777,000
Accumulated Depreciation	4,842,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | North Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,401,000
Initial Cost of Land	880,000
Initial Cost of Buildings & Improvements	18,478,000
Cost Capitalized Subsequent to Acquisition	199,000
Carrying Amount of Land	880,000
Carrying Amount of Buildings and Improvements	18,677,000
Accumulated Depreciation	1,617,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Concord, NH 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,055,000
Initial Cost of Land	720,000
Initial Cost of Buildings & Improvements	21,164,000
Cost Capitalized Subsequent to Acquisition	138,000
Carrying Amount of Land	720,000
Carrying Amount of Buildings and Improvements	21,302,000
Accumulated Depreciation	1,732,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Costa Mesa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050,000
Initial Cost of Buildings & Improvements	19,969,000
Cost Capitalized Subsequent to Acquisition	45,000
Carrying Amount of Land	2,050,000
Carrying Amount of Buildings and Improvements	20,014,000
Accumulated Depreciation	2,257,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Operating [Member] | Centerville, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300,000
Initial Cost of Buildings & Improvements	27,357,000
Cost Capitalized Subsequent to Acquisition	189,000
Carrying Amount of Land	1,300,000
Carrying Amount of Buildings and Improvements	27,546,000
Accumulated Depreciation	2,403,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Danvers, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,857,000
Initial Cost of Land	1,120,000
Initial Cost of Buildings & Improvements	14,557,000
Cost Capitalized Subsequent to Acquisition	121,000
Carrying Amount of Land	1,120,000
Carrying Amount of Buildings and Improvements	14,677,000
Accumulated Depreciation	1,410,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Escondido, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,182,000
Initial Cost of Land	1,520,000
Initial Cost of Buildings & Improvements	24,024,000
Cost Capitalized Subsequent to Acquisition	106,000
Carrying Amount of Land	1,520,000
Carrying Amount of Buildings and Improvements	24,131,000
Accumulated Depreciation	2,677,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1987
Seniors Housing Operating [Member] | East Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,721,000
Initial Cost of Land	2,660,000
Initial Cost of Buildings & Improvements	35,533,000
Cost Capitalized Subsequent to Acquisition	426,000
Carrying Amount of Land	2,660,000
Carrying Amount of Buildings and Improvements	35,959,000
Accumulated Depreciation	5,310,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Kingwood, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,258,000
Initial Cost of Land	480,000
Initial Cost of Buildings & Improvements	9,777,000
Cost Capitalized Subsequent to Acquisition	79,000
Carrying Amount of Land	480,000
Carrying Amount of Buildings and Improvements	9,856,000
Accumulated Depreciation	914,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Mansfield, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,381,000
Initial Cost of Land	3,320,000
Initial Cost of Buildings & Improvements	57,011,000
Cost Capitalized Subsequent to Acquisition	479,000
Carrying Amount of Land	3,320,000
Carrying Amount of Buildings and Improvements	57,490,000
Accumulated Depreciation	6,447,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Meriden, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,730,000
Initial Cost of Land	1,500,000
Initial Cost of Buildings & Improvements	14,874,000
Cost Capitalized Subsequent to Acquisition	236,000
Carrying Amount of Land	1,500,000
Carrying Amount of Buildings and Improvements	15,110,000
Accumulated Depreciation	2,667,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Milford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,956,000
Initial Cost of Land	3,210,000
Initial Cost of Buildings & Improvements	17,364,000
Cost Capitalized Subsequent to Acquisition	253,000
Carrying Amount of Land	3,210,000
Carrying Amount of Buildings and Improvements	17,617,000
Accumulated Depreciation	2,361,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Middletown, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,026,000
Initial Cost of Land	1,430,000
Initial Cost of Buildings & Improvements	24,242,000
Cost Capitalized Subsequent to Acquisition	190,000
Carrying Amount of Land	1,430,000
Carrying Amount of Buildings and Improvements	24,432,000
Accumulated Depreciation	3,227,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Middletown, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,044,000
Initial Cost of Land	2,480,000
Initial Cost of Buildings & Improvements	24,628,000
Cost Capitalized Subsequent to Acquisition	325,000
Carrying Amount of Land	2,480,000
Carrying Amount of Buildings and Improvements	24,953,000
Accumulated Depreciation	3,143,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Mystic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,956,000
Initial Cost of Land	1,400,000
Initial Cost of Buildings & Improvements	18,274,000
Cost Capitalized Subsequent to Acquisition	213,000
Carrying Amount of Land	1,400,000
Carrying Amount of Buildings and Improvements	18,487,000
Accumulated Depreciation	1,928,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Newton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,000,000
Initial Cost of Land	2,250,000
Initial Cost of Buildings & Improvements	43,614,000
Cost Capitalized Subsequent to Acquisition	116,000
Carrying Amount of Land	2,250,000
Carrying Amount of Buildings and Improvements	43,730,000
Accumulated Depreciation	4,354,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Newton, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,745,000
Initial Cost of Land	2,500,000
Initial Cost of Buildings & Improvements	30,681,000
Cost Capitalized Subsequent to Acquisition	1,058,000
Carrying Amount of Land	2,500,000
Carrying Amount of Buildings and Improvements	31,739,000
Accumulated Depreciation	3,633,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | Newton, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,360,000
Initial Cost of Buildings & Improvements	25,099,000
Cost Capitalized Subsequent to Acquisition	195,000
Carrying Amount of Land	3,360,000
Carrying Amount of Buildings and Improvements	25,294,000
Accumulated Depreciation	3,272,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1994
Seniors Housing Operating [Member] | Niantic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,320,000
Initial Cost of Buildings & Improvements	25,986,000
Cost Capitalized Subsequent to Acquisition	241,000
Carrying Amount of Land	1,320,000
Carrying Amount of Buildings and Improvements	26,227,000
Accumulated Depreciation	2,319,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Oceanside, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,173,000
Initial Cost of Land	2,160,000
Initial Cost of Buildings & Improvements	18,352,000
Cost Capitalized Subsequent to Acquisition	106,000
Carrying Amount of Land	2,160,000
Carrying Amount of Buildings and Improvements	18,458,000
Accumulated Depreciation	1,777,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Providence, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600,000
Initial Cost of Buildings & Improvements	27,546,000
Cost Capitalized Subsequent to Acquisition	485,000
Carrying Amount of Land	2,600,000
Carrying Amount of Buildings and Improvements	28,031,000
Accumulated Depreciation	4,658,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Redondo Beach, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,873,000
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,557,000
Cost Capitalized Subsequent to Acquisition	1,000
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,558,000
Accumulated Depreciation	1,531,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1957
Seniors Housing Operating [Member] | Renton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,620,000
Initial Cost of Land	3,080,000
Initial Cost of Buildings & Improvements	51,824,000
Cost Capitalized Subsequent to Acquisition	34,000
Carrying Amount of Land	3,080,000
Carrying Amount of Buildings and Improvements	51,858,000
Accumulated Depreciation	3,327,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Salem, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	21,686,000
Initial Cost of Land	980,000
Initial Cost of Buildings & Improvements	32,721,000
Cost Capitalized Subsequent to Acquisition	159,000
Carrying Amount of Land	980,000
Carrying Amount of Buildings and Improvements	32,880,000
Accumulated Depreciation	2,942,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Shelburne, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,605,000
Initial Cost of Land	720,000
Initial Cost of Buildings & Improvements	31,041,000
Cost Capitalized Subsequent to Acquisition	145,000
Carrying Amount of Land	720,000
Carrying Amount of Buildings and Improvements	31,187,000
Accumulated Depreciation	2,534,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1988
Seniors Housing Operating [Member] | Salt Lake City, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360,000
Initial Cost of Buildings & Improvements	19,691,000
Cost Capitalized Subsequent to Acquisition	115,000
Carrying Amount of Land	1,360,000
Carrying Amount of Buildings and Improvements	19,805,000
Accumulated Depreciation	3,288,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1986
Seniors Housing Operating [Member] | San Jose, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850,000
Initial Cost of Buildings & Improvements	35,098,000
Cost Capitalized Subsequent to Acquisition	21,000
Carrying Amount of Land	2,850,000
Carrying Amount of Buildings and Improvements	35,119,000
Accumulated Depreciation	2,598,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Santa Maria, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,050,000
Initial Cost of Buildings & Improvements	50,658,000
Cost Capitalized Subsequent to Acquisition	217,000
Carrying Amount of Land	6,050,000
Carrying Amount of Buildings and Improvements	50,875,000
Accumulated Depreciation	3,681,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Sugar Land, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,775,000
Initial Cost of Land	960,000
Initial Cost of Buildings & Improvements	31,423,000
Cost Capitalized Subsequent to Acquisition	1,002,000
Carrying Amount of Land	960,000
Carrying Amount of Buildings and Improvements	32,425,000
Accumulated Depreciation	3,340,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1996
Seniors Housing Operating [Member] | South Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,000,000
Initial Cost of Buildings & Improvements	29,295,000
Cost Capitalized Subsequent to Acquisition	395,000
Carrying Amount of Land	3,000,000
Carrying Amount of Buildings and Improvements	29,690,000
Accumulated Depreciation	4,022,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Tacoma, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,180,000
Initial Cost of Land	2,400,000
Initial Cost of Buildings & Improvements	35,053,000
Cost Capitalized Subsequent to Acquisition	59,000
Carrying Amount of Land	2,400,000
Carrying Amount of Buildings and Improvements	35,111,000
Accumulated Depreciation	2,251,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2008
Seniors Housing Operating [Member] | Trumbull, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,566,000
Initial Cost of Land	2,850,000
Initial Cost of Buildings & Improvements	37,685,000
Cost Capitalized Subsequent to Acquisition	129,000
Carrying Amount of Land	2,850,000
Carrying Amount of Buildings and Improvements	37,814,000
Accumulated Depreciation	4,901,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Tustin, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,014,000
Initial Cost of Land	840,000
Initial Cost of Buildings & Improvements	15,299,000
Cost Capitalized Subsequent to Acquisition	22,000
Carrying Amount of Land	840,000
Carrying Amount of Buildings and Improvements	15,321,000
Accumulated Depreciation	1,289,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1965
Seniors Housing Operating [Member] | Warwick, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,535,000
Initial Cost of Land	2,400,000
Initial Cost of Buildings & Improvements	24,635,000
Cost Capitalized Subsequent to Acquisition	343,000
Carrying Amount of Land	2,400,000
Carrying Amount of Buildings and Improvements	24,978,000
Accumulated Depreciation	4,046,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Woodlands, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,619,000
Initial Cost of Land	480,000
Initial Cost of Buildings & Improvements	12,379,000
Cost Capitalized Subsequent to Acquisition	93,000
Carrying Amount of Land	480,000
Carrying Amount of Buildings and Improvements	12,472,000
Accumulated Depreciation	1,170,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Wilbraham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,574,000
Initial Cost of Land	660,000
Initial Cost of Buildings & Improvements	17,639,000
Cost Capitalized Subsequent to Acquisition	146,000
Carrying Amount of Land	660,000
Carrying Amount of Buildings and Improvements	17,784,000
Accumulated Depreciation	1,769,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Woodbridge, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,349,000
Initial Cost of Land	1,370,000
Initial Cost of Buildings & Improvements	14,219,000
Cost Capitalized Subsequent to Acquisition	166,000
Carrying Amount of Land	1,370,000
Carrying Amount of Buildings and Improvements	14,385,000
Accumulated Depreciation	2,775,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Yarmouth, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,061,000
Initial Cost of Land	450,000
Initial Cost of Buildings & Improvements	27,711,000
Cost Capitalized Subsequent to Acquisition	200,000
Carrying Amount of Land	450,000
Carrying Amount of Buildings and Improvements	27,911,000
Accumulated Depreciation	2,477,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Seattle, WA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	48,543,000
Initial Cost of Land	6,790,000
Initial Cost of Buildings & Improvements	85,369,000
Cost Capitalized Subsequent to Acquisition	261,000
Carrying Amount of Land	6,790,000
Carrying Amount of Buildings and Improvements	85,631,000
Accumulated Depreciation	5,152,000
Year Acquired	Jan. 01, 2011
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Altrincham, England HLB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,578,000
Initial Cost of Buildings & Improvements	32,373,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,578,000
Carrying Amount of Buildings and Improvements	32,373,000
Accumulated Depreciation	625,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Arlington, TX ARL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,542,000
Initial Cost of Land	1,660,000
Initial Cost of Buildings & Improvements	37,395,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,660,000
Carrying Amount of Buildings and Improvements	37,395,000
Accumulated Depreciation	214,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Bagshot, England BAG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,537,000
Initial Cost of Buildings & Improvements	38,668,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,537,000
Carrying Amount of Buildings and Improvements	38,668,000
Accumulated Depreciation	784,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Banstead, England BST [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,781,000
Initial Cost of Buildings & Improvements	54,836,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,781,000
Carrying Amount of Buildings and Improvements	54,836,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Buffalo Grove, IL BFG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850,000
Initial Cost of Buildings & Improvements	49,129,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850,000
Carrying Amount of Buildings and Improvements	49,129,000
Accumulated Depreciation	261,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2003
Seniors Housing Operating [Member] | Burbank, CA BRB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,940,000
Initial Cost of Buildings & Improvements	43,466,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,940,000
Carrying Amount of Buildings and Improvements	43,466,000
Accumulated Depreciation	263,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Carol Stream, IL CAO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730,000
Initial Cost of Buildings & Improvements	55,048,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,730,000
Carrying Amount of Buildings and Improvements	55,048,000
Accumulated Depreciation	276,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Denver, CO DVR5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,910,000
Initial Cost of Buildings & Improvements	35,838,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,910,000
Carrying Amount of Buildings and Improvements	35,838,000
Accumulated Depreciation	196,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2007
Seniors Housing Operating [Member] | Denver, CO DVR4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,161,000
Initial Cost of Land	1,450,000
Initial Cost of Buildings & Improvements	19,389,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,450,000
Carrying Amount of Buildings and Improvements	19,389,000
Accumulated Depreciation	110,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Encino, CA ECN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,040,000
Initial Cost of Buildings & Improvements	46,255,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,040,000
Carrying Amount of Buildings and Improvements	46,255,000
Accumulated Depreciation	285,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2003
Seniors Housing Operating [Member] | Fort Worth, TX FWT3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,080,000
Initial Cost of Buildings & Improvements	27,888,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080,000
Carrying Amount of Buildings and Improvements	27,888,000
Accumulated Depreciation	180,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Glenview, IL GLV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,090,000
Initial Cost of Buildings & Improvements	69,288,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,090,000
Carrying Amount of Buildings and Improvements	69,288,000
Accumulated Depreciation	362,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Houston, TX HOU10 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,830,000
Initial Cost of Buildings & Improvements	55,674,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,830,000
Carrying Amount of Buildings and Improvements	55,674,000
Accumulated Depreciation	3,560,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Houston, TX HOU11 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,509,000
Initial Cost of Land	1,040,000
Initial Cost of Buildings & Improvements	31,965,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,040,000
Carrying Amount of Buildings and Improvements	31,965,000
Accumulated Depreciation	225,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Kanata, ON KNA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,278,000
Initial Cost of Buildings & Improvements	41,881,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,278,000
Carrying Amount of Buildings and Improvements	41,881,000
Accumulated Depreciation	1,369,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Leawood, KS LEA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,383,000
Initial Cost of Land	2,490,000
Initial Cost of Buildings & Improvements	32,493,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,490,000
Carrying Amount of Buildings and Improvements	32,493,000
Accumulated Depreciation	198,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Los Angeles, CA LOA3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,540,000
Initial Cost of Buildings & Improvements	19,007,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,540,000
Carrying Amount of Buildings and Improvements	19,007,000
Accumulated Depreciation	132,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | Louisville, KY LOU3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,420,000
Initial Cost of Buildings & Improvements	20,816,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,420,000
Carrying Amount of Buildings and Improvements	20,816,000
Accumulated Depreciation	138,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Memphis, TN MPS5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800,000
Initial Cost of Buildings & Improvements	17,744,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800,000
Carrying Amount of Buildings and Improvements	17,744,000
Accumulated Depreciation	1,544,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Minnetonka, MN MTK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,935,000
Initial Cost of Land	2,080,000
Initial Cost of Buildings & Improvements	24,360,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080,000
Carrying Amount of Buildings and Improvements	24,360,000
Accumulated Depreciation	144,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Nashville, TN NSV5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,900,000
Initial Cost of Buildings & Improvements	35,788,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,900,000
Carrying Amount of Buildings and Improvements	35,788,000
Accumulated Depreciation	2,595,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Oak Park, IL OKP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,250,000
Initial Cost of Buildings & Improvements	40,383,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250,000
Carrying Amount of Buildings and Improvements	40,383,000
Accumulated Depreciation	212,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Seniors Housing Operating [Member] | Overland Park, KS OVP4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,648,000
Initial Cost of Land	1,540,000
Initial Cost of Buildings & Improvements	16,269,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,540,000
Carrying Amount of Buildings and Improvements	16,269,000
Accumulated Depreciation	103,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Pembroke, ON PBK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,603,000
Initial Cost of Buildings & Improvements	13,630,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,603,000
Carrying Amount of Buildings and Improvements	13,630,000
Accumulated Depreciation	429,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1999
Seniors Housing Operating [Member] | Purley, England PUR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,676,000
Initial Cost of Buildings & Improvements	35,251,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,676,000
Carrying Amount of Buildings and Improvements	35,251,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2005
Seniors Housing Operating [Member] | Rancho Palos Verdes, CA RPV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,450,000
Initial Cost of Buildings & Improvements	60,034,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,450,000
Carrying Amount of Buildings and Improvements	60,034,000
Accumulated Depreciation	347,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2004
Seniors Housing Operating [Member] | Roswell, GA RWL3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,080,000
Initial Cost of Buildings & Improvements	6,486,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080,000
Carrying Amount of Buildings and Improvements	6,486,000
Accumulated Depreciation	50,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | San Diego, CA SDG3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,810,000
Initial Cost of Buildings & Improvements	63,078,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,810,000
Carrying Amount of Buildings and Improvements	63,078,000
Accumulated Depreciation	4,168,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2001
Seniors Housing Operating [Member] | San Jose, CA SNJ2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,280,000
Initial Cost of Buildings & Improvements	46,823,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,280,000
Carrying Amount of Buildings and Improvements	46,823,000
Accumulated Depreciation	290,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Sandy Springs, GA SDS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,214,000
Initial Cost of Buildings & Improvements	8,360,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,214,000
Carrying Amount of Buildings and Improvements	8,360,000
Accumulated Depreciation	987,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Sevenoaks, England SVK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,131,000
Initial Cost of Buildings & Improvements	51,963,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,131,000
Carrying Amount of Buildings and Improvements	51,963,000
Accumulated Depreciation	1,104,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Sidcup, England SID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,773,000
Initial Cost of Buildings & Improvements	56,163,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,773,000
Carrying Amount of Buildings and Improvements	56,163,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Solihull, England KNL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,667,000
Initial Cost of Buildings & Improvements	55,336,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,667,000
Carrying Amount of Buildings and Improvements	55,336,000
Accumulated Depreciation	893,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2009
Seniors Housing Operating [Member] | Sun City West, AZ SCW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,886,000
Initial Cost of Land	1,250,000
Initial Cost of Buildings & Improvements	21,778,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250,000
Carrying Amount of Buildings and Improvements	21,778,000
Accumulated Depreciation	127,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1998
Seniors Housing Operating [Member] | Sunnyvale, CA SNY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,420,000
Initial Cost of Buildings & Improvements	41,682,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,420,000
Carrying Amount of Buildings and Improvements	41,682,000
Accumulated Depreciation	262,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Suwanee, GA SWE4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,560,000
Initial Cost of Buildings & Improvements	11,538,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,560,000
Carrying Amount of Buildings and Improvements	11,538,000
Accumulated Depreciation	1,106,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2000
Seniors Housing Operating [Member] | Tucson, AZ TCS5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,852,000
Initial Cost of Land	830,000
Initial Cost of Buildings & Improvements	6,179,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830,000
Carrying Amount of Buildings and Improvements	6,179,000
Accumulated Depreciation	36,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 1997
Seniors Housing Operating [Member] | Victoria, BC VTA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,168,000
Initial Cost of Land	3,716,000
Initial Cost of Buildings & Improvements	18,977,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,716,000
Carrying Amount of Buildings and Improvements	18,977,000
Accumulated Depreciation	650,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Virginia Water, England VGW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,106,000
Initial Cost of Buildings & Improvements	29,937,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,106,000
Carrying Amount of Buildings and Improvements	29,937,000
Accumulated Depreciation	0
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2002
Seniors Housing Operating [Member] | Winchester, England WNC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,887,000
Initial Cost of Buildings & Improvements	37,873,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,887,000
Carrying Amount of Buildings and Improvements	37,873,000
Accumulated Depreciation	744,000
Year Acquired	Jan. 01, 2012
Year Built	Jan. 01, 2010
Total investments in real property owned [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,301,987,000
Initial Cost of Land	1,386,457,000
Initial Cost of Buildings & Improvements	16,155,041,000
Cost Capitalized Subsequent to Acquisition	600,293,000
Carrying Amount of Land	1,365,391,000
Carrying Amount of Buildings and Improvements	16,717,008,000
Accumulated Depreciation	$ 1,555,055,000